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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number,including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1. Reports to stockholders

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of 2/28/05

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 42.57%, while the Index returned 44.23%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
59.93%	59.84%	63.88%	27.23%	27.29%	27.34%	10.95%	11.01%	11.98%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
59.93%	59.84%	63.88%	233.35%	234.19%	234.82%	154.06%	155.28%	175.98%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	35.62%
Communications	16.28
Basic Materials	15.94
Energy	13.64
Industrial	12.38
Utilities	5.66
Consumer Cyclical	0.39
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Erste Bank der Oesterreichischen Sparkassen AG	20.17%
Telekom Austria AG	16.28
OMV AG	13.64
Bank Austria Creditanstalt	5.14
Immofinanz Immobilien Anlage AG	4.75
Boehler-Uddeholm AG	4.75
Wienerberger Baustoffindustrie AG	4.68
Oesterreichische Elektrizitaetswirtschafts AG Class A	4.57
Voest-Alpine AG	4.54
Mayr-Melnhof Karton AG	4.44

TOTAL	82.96%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of 2/28/05

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 31.19%, while the Index returned 31.27%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.45%	35.53%	36.02%	12.31%	11.81%	9.51%	9.21%	9.13%	9.35%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.45%	35.53%	36.02%	78.70%	74.72%	57.52%	120.32%	119.02%	122.95%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	44.99%
Consumer Non-Cyclical	17.27
Utilities	11.16
Basic Materials	7.28
Communications	7.10
Industrial	6.37
Diversified	4.99
Consumer Cyclical	0.72
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Fortis	23.80%
Dexia Group	12.82
Electrabel SA	11.16
KBC Groupe	5.03
Groupe Bruxelles Lambert SA	4.99
Belgacom SA	4.88
Solvay SA	4.87
InBev	4.83
Delhaize Group	4.58
UCB SA	3.90

TOTAL	80.86%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of 2/28/05

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 26.90%, while the Index returned 27.21%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.67%	18.41%	19.95%	(0.73)%	(0.75)%	(0.36)%	(3.32)%	(3.40)%	(1.66)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	28.85%
Communications	15.49
Energy	11.78
Consumer Non-Cyclical	11.64
Industrial	9.61
Utilities	7.64
Consumer Cyclical	6.25
Basic Materials	5.16
Technology	2.52
Diversified	0.84
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Total SA (France)	4.29%
Royal Dutch Petroleum Co. (Netherlands)	4.16
Telefonica SA (Spain)	2.58
Sanofi-Aventis (France)	2.46
Banco Santander Central Hispano SA (Spain)	2.34
Nokia OYJ (Finland)	2.30
ENI SpA (Italy)	2.17
Siemens AG (Germany)	1.98
BNP Paribas SA (France)	1.83
ING Groep NV (Netherlands)	1.82

TOTAL	25.93%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of 2/28/05

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 22.31%, while the Index returned 22.59%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.31%	17.79%	18.35%	(0.50)%	(0.88)%	(0.25)%	10.23%	10.24%	10.47%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.31%	17.79%	18.35%	(2.45)%	(4.32)%	(1.25)%	139.59%	139.71%	144.35%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Consumer Non-Cyclical	20.44%
Financial	19.24
Energy	15.93
Communications	12.66
Industrial	11.17
Consumer Cyclical	8.27
Utilities	3.71
Basic Materials	3.60
Technology	2.73
Diversified	2.08
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Total SA	15.54%
Sanofi-Aventis	8.96
BNP Paribas SA	6.62
France Telecom	5.13
AXA	4.37
Societe Generale Class A	4.04
Vivendi Universal SA	3.69
Carrefour SA	3.44
Groupe Danone	2.76
L’Oreal SA	2.74

TOTAL	57.29%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of 2/28/05

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 25.24%, while the Index returned 25.63%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.65%	14.97%	15.86%	(4.60)%	(4.83)%	(4.58)%	6.35%	6.32%	6.80%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.65%	14.97%	15.86%	(20.97)%	(21.91)%	(20.92)%	73.68%	73.34%	80.47%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	23.28%
Consumer Cyclical	14.66
Industrial	14.60
Utilities	13.31
Basic Materials	10.75
Communications	9.32
Consumer Non-Cyclical	8.05
Technology	5.96
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Siemens AG	10.07%
Deutsche Telekom AG	9.05
E.ON AG	8.88
Deutsche Bank AG	6.99
DaimlerChrysler AG	6.46
BASF AG	5.69
Allianz AG	4.97
SAP AG	4.88
RWE AG	3.94
Bayer AG	3.82

TOTAL	64.75%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of 2/28/05

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 30.95%, while the Index returned 31.23%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.41%	28.57%	29.43%	3.20%	3.12%	3.10%	12.58%	12.55%	12.46%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.41%	28.57%	29.43%	17.05%	16.60%	16.49%	189.47%	188.83%	186.78%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	42.43%
Communications	19.23
Energy	18.31
Utilities	11.32
Consumer Non-Cyclical	3.18
Consumer Cyclical	3.14
Industrial	2.11
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
ENI SpA	18.31%
Telecom Italia SpA	8.81
Assicurazioni Generali SpA	8.43
Enel SpA	7.56
Telecom Italia SpA RNC	5.19
UniCredito Italiano SpA	4.85
Sanpaolo IMI SpA	4.49
Banca Intesa SpA	4.12
Snam Rete Gas SpA	2.36
Mediobanca SpA	2.35

TOTAL	66.47%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of 2/28/05

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 25.92%, while the Index returned 26.60%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.17%	17.71%	18.16%	(1.89)%	(2.13)%	(0.70)%	5.70%	5.70%	7.08%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.17%	17.71%	18.16%	(9.08)%	(10.18)%	(3.46)%	64.36%	64.41%	84.70%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	25.40%
Energy	24.75
Consumer Non-Cyclical	19.71
Communications	11.67
Industrial	8.85
Basic Materials	5.29
Technology	3.50
Consumer Cyclical	0.34
Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Royal Dutch Petroleum Co.	24.75%
ING Groep NV	14.28
Unilever NV CVA	9.03
ABN AMRO Holding NV	4.83
Koninklijke Philips Electronics NV	4.80
AEGON NV	4.52
Koninklijke KPN NV	4.48
Akzo Nobel NV	4.11
TPG NV	4.05
Reed Elsevier NV	3.79

TOTAL	78.64%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of 2/28/05

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 32.08%, while the Index returned 31.53%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.57%	23.93%	23.98%	6.67%	6.49%	5.05%	14.76%	14.72%	15.06%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.57%	23.93%	23.98%	38.08%	36.98%	27.93%	243.86%	242.84%	251.83%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	35.89%
Communications	22.94
Utilities	14.99
Consumer Non-Cyclical	8.23
Industrial	6.55
Energy	5.43
Consumer Cyclical	3.47
Basic Materials	1.70
Technology	0.73
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Telefonica SA	20.81%
Banco Santander Central Hispano SA	15.36
Banco Bilbao Vizcaya Argentaria SA	12.18
Repsol YPF SA	5.00
Iberdrola SA	4.87
Endesa SA	4.87
Banco Popular Espanol SA	4.85
Altadis SA	3.54
Actividades de Construcciones y Servicios SA	2.47
Industria de Diseno Textil SA	2.28

TOTAL	76.23%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of 2/28/05

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 26.64%, while the Index returned 26.95%.

Average Annual Total Returns
Year Ended 2/28/05]			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.97%	24.90%	26.41%	(4.89)%	(5.06)%	(6.07)%	10.56%	10.52%	11.89%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.97%	24.90%	26.41%	(22.18)%	(22.86)%	(26.87)%	146.02%	145.33%	173.99%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Communications	27.63%
Financial	23.44
Consumer Cyclical	18.99
Industrial	15.44
Consumer Non-Cyclical	8.05
Basic Materials	5.49
Energy	0.52
Technology	0.37
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Telefonaktiebolaget LM Ericsson Class B	19.07%
Nordea AB	9.81
Hennes & Mauritz AB Class B	7.30
TeliaSonera AB	5.51
Svenska Handelsbanken AB Class A	4.98
Volvo AB Class B	4.56
Skandinaviska Enskilda Banken AB Class A	4.11
Sandvik AB	4.01
Svenska Cellulosa AB Class B	3.34
Electrolux AS Series B	2.99

TOTAL	65.68%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of 2/28/05

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 20.30%, while the Index returned 20.03%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.85%	16.68%	14.09%	4.85%	4.73%	6.14%	6.22%	6.32%	7.58%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.85%	16.68%	14.09%	26.74%	26.01%	34.70%	71.86%	73.24%	92.66%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Consumer Non-Cyclical	45.79%
Financial	26.08
Basic Materials	8.50
Industrial	8.12
Consumer Cyclical	6.50
Communications	2.98
Technology	0.44
Short-Term and Other Net Assets	1.59

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Novartis AG	16.61%
Nestle SA Registered	12.23
UBS AG Registered	9.82
Roche Holding AG Genusschein	8.05
Credit Suisse Group	4.89
Zurich Financial Services AG	4.66
Swiss Reinsurance Co.	4.19
Holcim Ltd. Registered	3.83
Syngenta AG	2.95
Compagnie Financiere Richemont AG Class A	2.91

TOTAL	70.14%

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of 2/28/05

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 20.62%, while the Index returned 21.00%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.51%	16.28%	19.40%	3.02%	2.54%	3.61%	8.56%	8.49%	9.25%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.51%	16.28%	19.40%	16.02%	13.37%	19.41%	108.93%	107.76%	121.15%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	26.76%
Consumer Non-Cyclical	21.19
Energy	15.01
Communications	13.22
Consumer Cyclical	7.66
Basic Materials	5.77
Industrial	4.86
Utilities	4.32
Technology	0.55
Diversified	0.18
Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
BP PLC	9.96%
HSBC Holdings PLC	7.98
Vodafone Group PLC	7.38
GlaxoSmithKline PLC	6.01
Royal Bank of Scotland Group PLC	4.65
Shell Transport & Trading Co. PLC	3.87
Barclays PLC	2.99
AstraZeneca PLC	2.78
HBOS PLC	2.68
Lloyds TSB Group PLC	2.26

TOTAL	50.56%

FUND PERFORMANCE OVERVIEW	11

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Austria
Actual	$1,000.00	$1,425.70	0.58%	$3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Belgium
Actual	1,000.00	1,311.90	0.58	3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
EMU
Actual	1,000.00	1,269.00	0.58	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
France
Actual	1,000.00	1,223.10	0.58	3.20
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Germany
Actual	$1,000.00	$1,252.40	0.58%	$3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Italy
Actual	1,000.00	1,309.50	0.58	3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Netherlands
Actual	1,000.00	1,259.20	0.58	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Spain
Actual	1,000.00	1,320.80	0.58	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Sweden
Actual	1,000.00	1,266.40	0.58	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Switzerland
Actual	1,000.00	1,203.00	0.58	3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
United Kingdom
Actual	1,000.00	1,206.20	0.58	3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.30%

AIRLINES – 0.39%
Austrian Airlines AG1,2	63,615	$737,156

		737,156
BANKS – 25.31%
Bank Austria Creditanstalt	99,450	9,702,364
Erste Bank der Oesterreichischen Sparkassen AG	696,062	38,065,417

		47,767,781
BUILDING MATERIALS – 4.68%
Wienerberger Baustoffindustrie AG	177,138	8,828,911

		8,828,911
CHEMICALS – 2.22%
Lenzing AG	15,409	4,192,893

		4,192,893
ELECTRIC – 5.66%
EVN AG	27,378	2,062,306
Oesterreichische Elektrizitaetswirtschafts AG Class A	36,192	8,623,081

		10,685,387
ENGINEERING & CONSTRUCTION – 4.19%
Flughafen Wien AG	101,556	7,912,781

		7,912,781
ENVIRONMENTAL CONTROL – 0.75%
BWT AG	38,959	1,414,329

		1,414,329
FOREST PRODUCTS & PAPER – 4.44%
Mayr-Melnhof Karton AG	47,019	8,378,633

		8,378,633
INSURANCE – 2.00%
Generali Holding Vienna AG	90,009	3,766,998

		3,766,998
IRON & STEEL – 9.28%
Boehler-Uddeholm AG	59,202	8,958,322
Voest-Alpine AG2	102,492	8,559,810

		17,518,132
MACHINERY – CONSTRUCTION & MINING – 0.35%
Palfinger AG	11,076	666,723

		666,723
MANUFACTURING – 2.41%
RHI AG1,2	145,645	4,544,998

		4,544,998
OIL & GAS – 13.64%
OMV AG2	74,126	25,739,124

		25,739,124
REAL ESTATE – 7.70%
CA Immobilien Anlagen AG1,2	205,686	5,561,363
Immofinanz Immobilien Anlage AG1,2	949,494	8,960,810

		14,522,173
TELECOMMUNICATIONS – 16.28%
Telekom Austria AG2	1,542,908	30,719,684

		30,719,684

TOTAL COMMON STOCKS (Cost: $ 147,542,015)		187,395,703

PREFERRED STOCKS – 0.61%

INSURANCE – 0.61%
Wiener Staedtische Allgemeine Versicherung AG	25,525	1,158,039

		1,158,039

TOTAL PREFERRED STOCKS (Cost: $ 1,142,614)		1,158,039
SHORT-TERM INVESTMENTS – 12.00%
COMMERCIAL PAPER[3] – 2.81%
Amstel Funding Corp. 2.95%, 08/19/05	$45,237	44,603
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	119,714	119,666
ANZ National Bank Ltd. 2.94%, 08/15/05	54,416	53,675
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	240,797	240,602
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	119,714	119,529
Bryant Park Funding LLC 2.50%, 03/16/05	10,883	10,872

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2005

Security	Principal	Value
Chariot Funding LLC 2.54%, 03/21/05	$108,831	$108,678
Chesham Finance LLC 2.55%, 03/04/05	43,532	43,523
Corporate Asset Funding 2.55%, 03/24/05	54,416	54,327
CRC Funding LLC 2.53%, 03/11/05	27,208	27,189
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	201,819	201,595
DEPFA Bank PLC 2.28%, 05/03/05	54,416	54,199
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	353,702	353,063
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	103,751	103,639
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	419,612	419,122
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	252,706	252,242
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	136,039	135,983
Fortis Funding LLC 2.35%, 05/09/05	152,364	151,677
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	239,429	238,808
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	131,197	131,058
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	321,052	317,103
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	496,521	496,071
Kitty Hawk Funding Corp. 2.54%, 03/15/05	163,247	163,086
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	59,857	59,799
Moat Funding LLC 2.50%, 03/23/05	21,766	21,733
Nordea North America Inc. 2.74%, 07/11/05	54,416	53,869
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	169,997	169,881
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	76,182	76,084
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	231,244	230,924
Ranger Funding Co. LLC 2.54%, 03/04/05	32,363	32,356
Santander Central Hispano 2.75%, 07/08/05	136,039	134,701
Scaldis Capital LLC 2.75%, 07/08/05	27,238	26,970
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	184,565	184,294
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	181,668	181,668
UBS Finance (Delaware) 2.62%, 03/01/05	217,662	217,662
Windmill Funding Corp. 2.55%, 03/08/05	38,091	38,072
Yorktown Capital LLC 2.53%, 03/17/05	38,091	38,049

		5,306,372
FLOATING RATE NOTES[3] – 4.41%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	50,062	50,064
American Express Centurion Bank 2.58%, 01/24/06	163,247	163,247

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2005

Security	Principal	Value
American Express Credit Corp. 2.68%, 10/26/05	$217,662	$217,734
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	70,740	70,722
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	408,117	408,149
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	370,026	369,954
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	217,662	217,645
Commodore CDO Ltd. 2.55%, 12/12/05	27,208	27,208
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	326,494	326,443
DEPFA Bank PLC 2.47%, 12/15/05	108,831	108,831
Dorada Finance Inc. 2.66%, 07/29/05	90,330	90,319
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	163,247	163,245
Fifth Third Bancorp 2.57%, 02/23/06[4]	217,662	217,662
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	141,481	141,487
General Electric Capital Corp. 2.69%, 03/09/06	48,974	49,042
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	46,480	46,480
Hartford Life Global Funding Trust 2.58%, 02/15/06	108,831	108,831
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	326,494	326,493
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	489,741	489,747
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	114,273	114,272
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	446,208	446,322
Lothian Mortgages PLC 2.61%, 01/24/06	217,662	217,662
MetLife Funding Inc. 2.58%, 03/06/06	163,247	163,247
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	272,078	272,058
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	402,676	402,760
Norddeutsche Landesbank 2.63%, 07/27/05	108,831	108,816
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	326,494	326,493
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	293,844	293,844
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	59,857	59,845
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	555,039	555,067
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	334,874	334,861
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	326,494	326,494
Wells Fargo & Co. 2.56%, 03/15/06[4]	54,416	54,423
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	380,909	380,878

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	$595,307	$595,263
Winston Funding Ltd. 2.75%, 04/25/05	77,706	77,706

		8,323,314
MEDIUM-TERM NOTES[3] – 0.06%
CC USA Inc. 1.29%, 04/15/05[4]	108,831	108,830

		108,830
MONEY MARKET FUNDS[3] – 0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	527,148	527,148
BlackRock Temp Cash Money Market Fund	20,296	20,296
Short-Term Investment Co. Prime Money Market Portfolio, Institutional Shares	41,065	41,065

		588,509
REPURCHASE AGREEMENTS[3] – 2.25%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,448,882 and effective yields of 2.62% - 2.63%.[6]	$2,448,702	2,448,702
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,795,847 and an effective yield of 2.63%.[6]	1,795,715	1,795,715

		4,244,417
TIME DEPOSITS[3] – 2.00%
Abbey National Treasury Services PLC 1.39%, 04/08/05	76,182	76,180
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	163,247	163,247
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	152,364	152,363
Credit Suisse First Boston 2.55%, 03/22/05	108,831	108,831
Deutsche Bank AG 2.51%, 03/01/05	181,241	181,241
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	272,078	272,078
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	178,483	178,483
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	652,987	652,987
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	190,455	190,454
Norddeutsche Landesbank 2.11%, 06/07/05	108,831	108,825
Royal Bank of Scotland 2.54%, 03/22/05	27,208	27,208
Societe Generale 2.53%, 03/22/05	10,883	10,883
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	435,325	435,307
UBS AG 2.67%, 11/09/05	43,532	43,530
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	500,624	500,624
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	669,312	669,310

		3,771,551
U.S. GOVERNMENT AGENCY NOTES[3] – 0.16%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	130,438	130,185

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2005

Security	Principal	Value
Federal National Mortgage Association 2.33%, 07/22/05	$163,247	$161,739

		291,924

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,634,917)		22,634,917

TOTAL INVESTMENTS IN SECURITIES – 111.91% (Cost: $171,319,546)		211,188,659
Other Assets, Less Liabilities – (11.91%)		(22,468,537)

NET ASSETS – 100.00%		$188,720,122

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.88%

BANKS – 41.65%
Dexia Group[1]	304,214	$7,244,144
Fortis[1]	476,338	13,442,002
KBC Groupe[1]	33,670	2,840,169

		23,526,315
BEVERAGES – 4.83%
InBev[1]	71,262	2,730,802

		2,730,802
CHEMICALS – 4.87%
Solvay SA1	23,606	2,752,641

		2,752,641
DIVERSIFIED FINANCIAL SERVICES – 1.40%
Algemene Maatschappij voor
Nijverheidskredit NV1	6,956	788,502

		788,502
ELECTRIC – 11.16%
Electrabel SA1	14,208	6,302,674

		6,302,674
ELECTRICAL COMPONENTS & EQUIPMENT – 1.22%
Bekaert NV	8,140	692,036

		692,036
ELECTRONICS – 0.90%
Barco NV	5,994	509,988

		509,988
FOOD – 7.59%
Colruyt NV	9,842	1,695,678
Delhaize Group[1]	32,782	2,589,035

		4,284,713
HOLDING COMPANIES – DIVERSIFIED – 4.99%
Groupe Bruxelles Lambert SA	30,414	2,817,828

		2,817,828
MANUFACTURING – 3.00%
AGFA-Gevaert NV	47,952	1,696,885

		1,696,885
MINING – 2.41%
Umicore[1]	13,246	1,359,095

		1,359,095
PHARMACEUTICALS – 4.85%
Omega Pharma SA1	10,582	535,434
UCB SA	43,734	2,203,010

		2,738,444
REAL ESTATE INVESTMENT TRUSTS – 1.94%
Cofinimmo[1]	6,660	1,098,831

		1,098,831
RETAIL – 0.72%
SA D’Ieteren NV1	1,776	404,761

		404,761
TELECOMMUNICATIONS – 7.10%
Belgacom SA2	65,351	2,754,111
Mobistar SA2	13,986	1,255,876

		4,009,987
TRANSPORTATION – 1.25%
Compagnie Maritime Belge SA	9,620	372,730
Euronav SA	9,990	331,506

		704,236

TOTAL COMMON STOCKS (Cost: $45,619,173)		56,417,738

SHORT-TERM INVESTMENTS – 46.76%

COMMERCIAL PAPER[3] – 11.00%
Amstel Funding Corp. 2.95%, 08/19/05	$52,947	52,205
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	140,118	140,062
ANZ National Bank Ltd. 2.94%, 08/15/05	63,690	62,823
Barton Capital Corp. 2.53% – 2.54%, 03/07/05 - 03/17/05	281,836	281,608
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	140,118	139,901
Bryant Park Funding LLC 2.50%, 03/16/05	12,738	12,725
Chariot Funding LLC 2.54%, 03/21/05	127,380	127,200
Chesham Finance LLC 2.55%, 03/04/05	50,952	50,941

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2005

Security	Principal	Value
Corporate Asset Funding 2.55%, 03/24/05	$63,690	$63,586
CRC Funding LLC 2.53%, 03/11/05	31,845	31,823
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	236,215	235,953
DEPFA Bank PLC 2.28%, 05/03/05	63,690	63,436
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	413,984	413,237
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	121,434	121,303
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	491,127	490,554
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	295,776	295,232
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	159,225	159,159
Fortis Funding LLC 2.35%, 05/09/05	178,331	177,528
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	280,235	279,508
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	153,557	153,393
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	375,770	371,148
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	581,144	580,618
Kitty Hawk Funding Corp. 2.54%, 03/15/05	191,069	190,881
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	70,059	69,991
Moat Funding LLC 2.50%, 03/23/05	25,476	25,438
Nordea North America Inc. 2.74%, 07/11/05	63,690	63,050
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	198,970	198,834
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	89,166	89,052
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	270,655	270,281
Ranger Funding Co. LLC 2.54%, 03/04/05	37,879	37,871
Santander Central Hispano 2.75%, 07/08/05	159,225	157,658
Scaldis Capital LLC 2.75%, 07/08/05	31,881	31,566
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	216,021	215,705
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	212,630	212,630
UBS Finance (Delaware) 2.62%, 03/01/05	254,759	254,759
Windmill Funding Corp. 2.55%, 03/08/05	44,583	44,561
Yorktown Capital LLC 2.53%, 03/17/05	44,583	44,533

		6,210,753
FLOATING RATE NOTES[3] – 17.25%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	58,595	58,597
American Express Centurion Bank 2.58%, 01/24/06	191,069	191,069
American Express Credit Corp. 2.68%, 10/26/05	254,759	254,843
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	82,797	82,776

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2005

Security	Principal	Value
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	$477,674	$477,712
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	433,091	433,006
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	254,759	254,739
Commodore CDO Ltd. 2.55%, 12/12/05	31,845	31,845
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	382,139	382,080
DEPFA Bank PLC 2.47%, 12/15/05	127,380	127,380
Dorada Finance Inc. 2.66%, 07/29/05	105,725	105,712
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	191,069	191,068
Fifth Third Bancorp 2.57%, 02/23/06[4]	254,759	254,759
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	165,594	165,600
General Electric Capital Corp. 2.69%, 03/09/06	57,321	57,400
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	54,401	54,401
Hartford Life Global Funding Trust 2.58%, 02/15/06	127,380	127,380
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	382,139	382,140
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	573,208	573,215
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	133,749	133,749
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	522,256	522,389
Lothian Mortgages PLC 2.61%, 01/24/06	254,759	254,759
MetLife Funding Inc. 2.58%, 03/06/06	191,069	191,069
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	318,449	318,426
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	471,305	471,404
Norddeutsche Landesbank 2.63%, 07/27/05	127,380	127,361
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	382,139	382,139
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	343,925	343,926
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	70,059	70,044
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	649,636	649,666
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	391,947	391,931
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	382,139	382,138
Wells Fargo & Co. 2.56%, 03/15/06[4]	63,690	63,699
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	445,829	445,789
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	696,767	696,718
Winston Funding Ltd. 2.75%, 04/25/05	90,949	90,949

		9,741,878

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.23%
CC USA Inc. 1.29%, 04/15/05[4]	$127,380	$127,378

		127,378
MONEY MARKET FUNDS[3] – 1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	536,315	536,315
BlackRock Temp Cash Money Market Fund	23,755	23,755
Short-Term Investment Co.— Prime Money Market Portfolio, Institutional Shares	48,064	48,064

		608,134
REPURCHASE AGREEMENTS[3] – 8.79%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,866,251 and effective yields of 2.62% - 2.63%.[6]	$2,866,041	2,866,041
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $2,101,918 and an effective yield of 2.63%.[6]	2,101,764	2,101,764

		4,967,805
TIME DEPOSITS[3] – 7.81%
Abbey National Treasury Services PLC 1.39%, 04/08/05	89,166	89,155
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	191,069	191,071
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	178,331	178,332
Credit Suisse First Boston 2.55%, 03/22/05	127,380	127,380
Deutsche Bank AG 2.51%, 03/01/05	212,130	212,130
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	318,449	318,449
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	208,903	208,902
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	764,278	764,278
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	222,914	222,915
Norddeutsche Landesbank 2.11%, 06/07/05	127,380	127,373
Royal Bank of Scotland 2.54%, 03/22/05	31,845	31,845
Societe Generale 2.53%, 03/22/05	12,738	12,738
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	509,519	509,497
UBS AG 2.67%, 11/09/05	50,952	50,948
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	585,946	585,946
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	783,385	783,383

		4,414,342
U.S. GOVERNMENT AGENCY NOTES[3] – 0.60%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	152,668	152,373
Federal National Mortgage Association 2.33%, 07/22/05	191,069	189,305

		341,678

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,411,968)		26,411,968

TOTAL INVESTMENTS IN SECURITIES – 146.64% (Cost: $72,031,141)		82,829,706

Other Assets, Less Liabilities – (46.64%)		(26,344,263)

NET ASSETS – 100.00%		$56,485,443

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 98.49%

AUSTRIA – 1.17%
Bank Austria Creditanstalt	6,028	$588,093
Boehler-Uddeholm AG	1,507	228,036
Erste Bank der Oesterreichischen Sparkassen AG	19,865	1,086,354
Flughafen Wien AG	274	21,349
Immofinanz Immobilien Anlage AG1	44,662	421,496
Mayr-Melnhof Karton AG	1,233	219,717
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,064	253,508
OMV AG	2,740	951,423
RHI AG1,[2]	3,973	123,981
Telekom Austria AG	53,978	1,074,715
Voest-Alpine AG2	4,795	400,463
Wienerberger Baustoffindustrie AG2	11,645	580,410

		5,949,545
BELGIUM – 4.02%
AGFA-Gevaert NV	14,933	528,436
Barco NV	1,781	151,533
Bekaert NV	2,740	232,946
Belgacom SA1	25,071	1,056,576
Cofinimmo[2]	1,043	172,084
Colruyt NV2	3,014	519,282
Compagnie Maritime Belge SA	3,160	122,435
Delhaize Group[2]	11,782	930,511
Dexia Group[2]	102,750	2,446,751
Electrabel SA2	4,521	2,005,517
Euronav SA	3,780	125,435
Fortis[2]	188,238	5,311,975
Groupe Bruxelles Lambert SA	11,508	1,066,205
InBev	29,181	1,118,233
KBC Groupe[2]	17,673	1,490,772
Mobistar SA1,2	4,670	419,344
Omega Pharma SA2	3,562	180,232
SA D’Ieteren NV2	548	124,893
Solvay SA2	10,686	1,246,070
UCB SA	13,974	703,911
Umicore	4,247	435,760

		20,388,901
FINLAND – 4.17%
Amer Group Ltd[2]	7,809	146,150
Elisa OYJ Class A1	22,057	395,244
Fortum OYJ[2]	55,348	1,063,790
KCI Konecranes OYJ[2]	2,877	130,412
Kesko OYJ Class B	10,001	260,187
Kone OYJ Class B1,2	6,713	575,262
Metso OYJ[2]	19,317	362,812
Nokia OYJ	715,003	11,654,447
Nokian Renkaat OYJ	1,644	291,973
Orion-Yhtyma OYJ Class B	9,453	150,569
Outokumpu OYJ[2]	16,303	297,547
Pohjola Group PLC Class D2	9,453	119,703
Rautaruukki OYJ[2]	17,459	243,329
Sampo OYJ Class A	61,513	864,666
Stora Enso OYJ Class R	104,120	1,589,342
TietoEnator OYJ[2]	14,111	512,647
UPM-Kymmene OYJ[2]	86,036	1,923,126
Uponor OYJ[2]	14,522	308,412
Wartsila OYJ Class B2	10,059	262,363

		21,151,981
FRANCE – 27.46%
Accor SA2	34,113	1,602,455
Air France – KLM[2]	17,947	341,607
Alcatel SA Class A1,2	194,540	2,543,493
ALSTOM[1]	713,927	663,342
Arcelor[2]	77,542	1,930,880
Atos Origin SA1	9,179	670,715
Autoroutes du Sud de la France[2]	12,604	662,337
AXA[2]	225,639	6,082,884
BNP Paribas SA2	127,410	9,267,648
Bouygues SA2	30,140	1,309,807
Business Objects SA1,2	11,234	313,140
Cap Gemini SA1	20,687	776,263
Carrefour SA	91,927	4,825,863
CNP Assurances[2]	5,480	392,789
Compagnie de Saint-Gobain[2]	50,142	3,109,496
Compagnie Generale des Etablissements Michelin Class B2	23,153	1,656,462
Credit Agricole SA2	105,901	3,150,122
Dassault Systemes SA2	8,631	409,107

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MCSI EMU INDEX FUND

February 28, 2005

Security	Shares	Value
Essilor International SA	14,933	$1,050,530
Etablissements Economiques du Casino Guichard-Perrachon SA2	5,343	445,380
European Aeronautic Defense and Space Co.[2]	39,593	1,247,626
France Telecom	236,051	7,143,748
Gecina SA	4,521	486,077
Groupe Danone	38,634	3,858,883
Hermes International[2]	1,233	269,715
Imerys SA2	5,343	436,160
Klepierre[2]	3,588	336,949
Lafarge SA2	27,674	2,890,894
Lagardere S.C.A.[2]	19,865	1,558,337
L’Air Liquide SA2	17,673	3,183,285
L’Oreal SA2	48,498	3,807,711
LVMH Moet Hennessy Louis Vuitton SA2	38,634	2,869,163
Pernod Ricard SA2	8,220	1,178,368
Pinault-Printemps-Redoute SA2	10,960	1,225,648
PSA Peugeot Citroen SA2	27,263	1,790,560
Publicis Groupe[2]	19,728	604,634
Renault SA2	29,592	2,686,680
Sagem SA2	26,304	621,480
Sanofi-Aventis[2]	155,769	12,488,303
Schneider Electric SA	36,031	2,883,893
Societe BIC SA2	4,795	269,097
Societe Generale Class A2	53,704	5,688,464
Societe Television Francaise 1[2]	19,454	633,162
Sodexho Alliance SA2	17,810	572,327
STMicroelectronics NV	94,393	1,688,944
Suez SA2	127,547	3,462,175
Technip-Coflexip SA2	2,877	512,099
Thales SA2	13,289	603,259
Thomson[2]	36,579	989,027
Total SA2	91,379	21,747,641
Unibail Holding[2]	6,850	850,134
Valeo SA2	11,782	566,282
Veolia Environnement[2]	48,224	1,681,546
Vinci SA2	11,508	1,695,541
Vivendi Universal SA1	162,619	5,145,920
Zodiac SA2	6,819	328,468

		139,206,520
GERMANY – 19.11%
Adidas-Salomon AG2	7,124	1,073,072
Allianz AG2	49,183	6,242,366
ALTANA AG2	10,960	676,325
BASF AG2	82,748	6,210,102
Bayer AG2	106,038	3,715,788
Bayerische Hypo-und Vereinsbank AG1	102,750	2,514,943
Beiersdorf AG2	2,814	322,681
Celesio AG2	4,658	353,038
Commerzbank AG1,2	73,843	1,656,462
Continental AG2	21,372	1,586,062
DaimlerChrysler AG	137,959	6,407,365
Deutsche Bank AG2	78,501	6,908,347
Deutsche Boerse AG	17,399	1,295,605
Deutsche Lufthansa AG1,2	35,894	516,936
Deutsche Post AG	78,638	1,894,500
Deutsche Telekom AG1,2	435,112	9,136,776
Douglas Holding AG2	6,439	250,336
E.ON AG2	99,462	8,970,819
EPCOS AG1,2	8,494	121,314
Fresenius Medical Care AG2	5,617	504,454
HeidelbergerCement AG2	10,452	691,315
Hypo Real Estate Holding AG1	21,509	882,194
Infineon Technologies AG1	103,435	1,081,880
KarstadtQuelle AG2	12,193	141,937
Linde AG2	13,974	964,516
MAN AG2	23,016	1,067,733
Merck KGaA[2]	7,809	602,741
METRO AG2	23,564	1,326,173
MLP AG2	13,289	224,899
Muenchener Rueckversicherungs-Gesellschaft AG2	29,455	3,647,759
Puma AG2	2,603	614,972
RWE AG2	66,993	4,077,127
SAP AG2	32,743	5,332,282
Schering AG2	26,578	1,947,363
Siemens AG2	127,821	10,049,152
Suedzucker AG2	8,494	181,520
ThyssenKrupp AG2	50,279	1,157,234
TUI AG2	26,578	694,277
Volkswagen AG2	36,579	1,813,460

		96,855,825

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Shares	Value
GREECE – 1.27%
Hellenic Telecommunications Organization SA ADR	241,257	$2,291,942
National Bank of Greece SA ADR[2]	543,387	4,156,911

		6,448,853
IRELAND – 2.56%
Allied Irish Banks PLC	139,192	3,002,293
Bank of Ireland	156,043	2,624,257
CRH PLC	86,995	2,442,250
DCC PLC	13,700	327,325
DEPFA Bank PLC[2]	58,362	959,814
Eircom Group PLC	72,199	206,042
Elan Corp. PLC[1]	63,157	544,066
Fyffes PLC	53,567	161,402
Grafton Group PLC[1]	31,647	430,568
Greencore Group PLC	33,017	143,308
Independent News & Media PLC	98,777	305,490
Irish Life & Permanent PLC	43,703	890,441
Kerry Group PLC Class A	21,372	523,392
Kingspan Group PLC	20,413	224,890
Ryanair Holdings PLC[1]	21,760	176,476
Waterford Wedgewood PLC[1]	402,722	27,797
Waterford Wedgewood PLC Restricted[1]	9,511	656

		12,990,467
ITALY – 11.27%
Alleanza Assicurazioni SpA[2]	75,487	1,028,028
Arnoldo Mondadori Editore SpA[2]	17,810	199,522
Assicurazioni Generali SpA[2]	152,481	5,116,562
Autogrill SpA[1,2]	24,797	389,705
Autostrade SpA	48,361	1,346,106
Banca Antonveneta SpA[1,2]	37,675	1,110,676
Banca Fideuram SpA[2]	54,252	285,885
Banca Intesa SpA[2]	523,477	2,570,898
Banca Monte dei Paschi di Siena SpA[2]	179,396	611,972
Banca Nazionale del Lavoro SpA[1,2]	272,904	765,230
Banca Popolare di Milano Scrl[2]	62,883	547,548
Banca Popolare di Verona e Novara Scrl[2]	59,595	1,170,731
Banche Popolari Unite Scrl	52,775	1,088,591
Benetton Group SpA[2]	6,302	77,878
Bulgari SpA[2]	19,317	240,507
Capitalia SpA[2]	238,946	1,221,085
Edison SpA[1,2]	142,754	298,059
Enel SpA[2]	585,812	5,649,101
ENI SpA[2]	419,905	10,980,010
Fiat SpA[1,2]	90,283	677,080
Fineco SpA[1]	31,377	280,293
Finmeccanica SpA[2]	1,051,338	1,082,903
Gruppo Editoriale L’Espresso SpA[2]	28,085	181,547
Italcementi SpA[2]	14,659	259,954
Luxottica Group SpA[2]	22,605	479,176
Mediaset SpA[2]	96,037	1,356,331
Mediobanca SpA[2]	76,583	1,298,102
Mediolanum SpA[2]	47,206	347,443
Pirelli SpA[2]	425,986	553,841
Riunione Adriatica di Sicurta SpA[2]	46,854	1,089,598
Sanpaolo IMI SpA[2]	174,949	2,566,015
Seat Pagine Gialle SpA[1,2]	722,538	323,204
Snam Rete Gas SpA	126,451	740,615
Telecom Italia Media SpA[1,2]	240,321	122,971
Telecom Italia Mobile SpA[2]	193,307	1,330,399
Telecom Italia SpA[2]	1,292,458	5,039,411
Terna SpA Rights[1,2]	158,080	452,703
Tiscali SpA[1,2]	33,107	116,014
UniCredito Italiano SpA[2]	706,783	4,134,889

		57,130,583
NETHERLANDS – 14.54%
ABN AMRO Holding NV2	257,423	7,103,744
AEGON NV	221,529	3,205,107
Akzo Nobel NV	43,018	1,944,253
ASML Holding NV1,2	75,761	1,404,842
Corio NV	5,069	282,590
DSM NV	11,508	819,511
Euronext NV	15,892	598,022
Getronics NV1,2	78,522	207,410
Hagemeyer NV1,2	84,529	243,473
Heineken NV	40,004	1,368,900
IHC Caland NV	4,795	318,869
ING Groep NV	298,660	9,216,913
Koninklijke Ahold NV1	251,943	2,284,065
Koninklijke KPN NV	345,788	3,355,156
Koninklijke Numico NV CVA[1,2]	24,426	988,866
Koninklijke Philips Electronics NV	209,062	5,796,943

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Shares	Value
Oce NV2	10,001	$165,935
QIAGEN NV1	21,646	274,963
Randstad Holdings NV	6,987	311,427
Reed Elsevier NV	106,997	1,610,535
Rodamco Europe NV	6,165	497,942
Royal Dutch Petroleum Co.[2]	333,458	21,068,497
TPG NV	61,102	1,712,911
Unilever NV CVA	91,790	6,128,424
Vedior NV	26,578	499,541
VNU NV	37,812	1,186,486
Wereldhave NV	2,466	260,059
Wolters Kluwer NV CVA	44,662	865,519

		73,720,903
PORTUGAL – 1.10%
Banco BPI SA Registered	67,881	282,019
Banco Comercial Portugues SA Class R2	348,528	976,125
Banco Espirito Santo SA	22,215	396,306
Brisa-Auto Estradas de Portugal SA2	71,240	635,446
CIMPOR-Cimentos de Portugal SGPS SA	50,279	290,310
Energias de Portugal SA	339,623	996,265
Jeronimo Martins SGPS SA1	7,124	103,071
Portugal Telecom SGPS SA2	113,847	1,385,723
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	8,357	219,635
Sonae SGPS SA	174,164	272,788

		5,557,688
SPAIN – 11.82%
Abertis Infraestructuras SA2	40,552	964,036
Acciona SA2	3,836	360,239
Acerinox SA2	31,373	545,523
Actividades de Construcciones y Servicios SA2	43,155	1,103,247
Altadis SA2	44,799	1,887,981
Amadeus Global Travel Distribution SA Class A	51,238	491,718
Antena 3 de Television SA1,2	3,484	268,220
Banco Bilbao Vizcaya Argentaria SA	517,723	8,981,699
Banco Popular Espanol SA	26,304	1,826,034
Banco Santander Central Hispano SA2	955,438	11,870,358
Cintra Concesiones de Infraestructuras de Transporte SA1	37,538	428,504
Corporacion Mapfre SA2	19,319	312,845
Endesa SA2	153,303	3,477,588
Fomento de Construcciones y Contratas SA	7,124	368,029
Gamesa Corporacion Tecnologica SA2	21,372	297,298
Gas Natural SDG SA2	25,071	744,096
Grupo Ferrovial SA2	10,412	622,469
Iberdrola SA	122,204	3,231,173
Iberia Lineas Aereas de Espana SA2	73,843	258,761
Indra Sistemas SA2	18,632	323,237
Industria de Diseno Textil SA2	35,757	1,106,815
Metrovacesa SA	7,398	384,934
NH Hoteles SA2	21,098	303,288
Promotora de Informaciones SA2	13,563	286,065
Repsol YPF SA2	149,878	4,090,218
Sacyr Vallehermoso SA	16,577	305,408
Sociedad General de Aguas de Barcelona SA1,2	91	1,933
Sociedad General de Aguas de Barcelona SA Class B	10,686	229,073
Sogecable SA1,2	6,439	260,079
Telefonica Publicidad e Informacion SA2	24,934	238,623
Telefonica SA	707,742	13,057,957
Union Fenosa SA2	35,483	1,022,034
Zeltia SA2	28,085	251,631

		59,901,113

TOTAL COMMON STOCKS (Cost: $408,362,311)		499,302,379

PREFERRED STOCKS – 1.29%

GERMANY– 0.62%
Fresenius Medical Care AG2	3,836	243,893
Henkel KGaA[2]	9,316	835,296
Porsche AG2	1,233	892,467
ProSiebenSat.1 Media AG2	12,193	243,251
RWE AG	5,891	308,085
Volkswagen AG	16,988	623,931

		3,146,923

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
ITALY – 0.67%
Banca Intesa SpA RNC[2]	$150,426	$668,888
Telecom Italia SpA RNC[2]	864,470	2,736,678

		3,405,566

TOTAL PREFERRED STOCKS (Cost: $4,662,087)		6,552,489

SHORT-TERM INVESTMENTS – 35.17%

COMMERCIAL PAPER[3] – 8.27%
Amstel Funding Corp. 2.95%, 08/19/05	$357,233	352,227
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	945,379	944,998
ANZ National Bank Ltd. 2.94%, 08/15/05	429,718	423,867
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	1,901,562	1,900,027
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	945,379	943,918
Bryant Park Funding LLC 2.50%, 03/16/05	85,944	85,854
Chariot Funding LLC 2.54%, 03/21/05	859,436	858,223
Chesham Finance LLC 2.55%, 03/04/05	343,774	343,701
Corporate Asset Funding 2.55%, 03/24/05	429,718	429,018
CRC Funding LLC 2.53%, 03/11/05	214,859	214,708
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	1,593,755	1,591,987
DEPFA Bank PLC 2.28%, 05/03/05	429,718	428,007
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	2,793,166	2,788,125
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	819,317	818,429
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	3,313,658	3,309,788
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	1,995,610	1,991,943
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	1,074,295	1,073,854
Fortis Funding LLC 2.35%, 05/09/05	1,203,210	1,197,791
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	1,890,759	1,885,854
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	1,036,058	1,034,954
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	2,535,336	2,504,150
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	3,921,004	3,917,448
Kitty Hawk Funding Corp. 2.54%, 03/15/05	1,289,154	1,287,883
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	472,690	472,227
Moat Funding LLC 2.50%, 03/23/05	171,887	171,625
Nordea North America Inc. 2.74%, 07/11/05	429,718	425,401
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	1,342,456	1,341,546
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	601,605	600,838
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	1,826,121	1,823,596
Ranger Funding Co. LLC 2.54%, 03/04/05	255,570	255,516

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Principal	Value
Santander Central Hispano 2.75%, 07/08/05	$1,074,295	$1,063,728
Scaldis Capital LLC 2.75%, 07/08/05	215,100	212,980
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	1,457,500	1,455,365
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	1,434,622	1,434,623
UBS Finance (Delaware) 2.62%, 03/01/05	1,718,872	1,718,872
Windmill Funding Corp. 2.55%, 03/08/05	300,803	300,653
Yorktown Capital LLC 2.53%, 03/17/05	300,803	300,464

		41,904,188
FLOATING RATE NOTES[3] – 12.97%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	395,340	395,354
American Express Centurion Bank 2.58%, 01/24/06	1,289,154	1,289,154
American Express Credit Corp. 2.68%, 10/26/05	1,718,872	1,719,438
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	558,633	558,489
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	3,222,884	3,223,139
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	2,922,082	2,921,509
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	1,718,872	1,718,736
Commodore CDO Ltd. 2.55%, 12/12/05	214,859	214,859
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	2,578,307	2,577,904
DEPFA Bank PLC 2.47%, 12/15/05	859,436	859,436
Dorada Finance Inc. 2.66%, 07/29/05	713,332	713,244
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	1,289,154	1,289,141
Fifth Third Bancorp 2.57%, 02/23/06[4]	1,718,872	1,718,872
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	1,117,267	1,117,312
General Electric Capital Corp. 2.69%, 03/09/06	386,746	387,284
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	367,047	367,047
Hartford Life Global Funding Trust 2.58%, 02/15/06	859,436	859,436
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	2,578,307	2,578,308
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	3,867,461	3,867,506
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	902,408	902,408
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	3,523,687	3,524,587
Lothian Mortgages PLC 2.61%, 01/24/06	1,718,872	1,718,872
MetLife Funding Inc. 2.58%, 03/06/06	1,289,154	1,289,154
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	2,148,589	2,148,432
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	3,179,912	3,180,583
Norddeutsche Landesbank 2.63%, 07/27/05	859,436	859,313

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	$2,578,307	$2,578,308
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	2,320,477	2,320,478
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	472,690	472,592
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	4,383,123	4,383,334
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	2,644,484	2,644,374
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	2,578,307	2,578,308
Wells Fargo & Co. 2.56%, 03/15/06[4]	429,718	429,780
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	3,008,025	3,007,764
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	4,701,114	4,700,766
Winston Funding Ltd. 2.75%, 04/25/05	613,637	613,637

		65,728,858
MEDIUM-TERM NOTES[3] – 0.17%
CC USA Inc. 1.29%, 04/15/05[4]	859,436	859,426

		859,426
MONEY MARKET FUNDS[3] – 0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	3,717,900	3,717,900
BlackRock Temp Cash Money Market Fund	160,278	160,278
Short-Term Investment Co.— Prime Money Market Portfolio, Institutional Shares	324,287	324,287

		4,202,465
REPURCHASE AGREEMENTS[3] – 6.61%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $19,338,718 and effective yields of 2.62% - 2.63%.[6]	19,337,305	19,337,305
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $14,181,727 and an effective yield of 2.63%.[6]	14,180,691	14,180,691

		33,517,996
TIME DEPOSITS[3] – 5.87%
Abbey National Treasury Services PLC 1.39%, 04/08/05	601,605	601,581
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	1,289,154	1,289,156
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	1,203,210	1,203,210
Credit Suisse First Boston 2.55%, 03/22/05	859,436	859,436
Deutsche Bank AG 2.51%, 03/01/05	1,431,250	1,431,250
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	2,148,589	2,148,590
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	1,409,475	1,409,470
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	5,156,615	5,156,615
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	1,504,013	1,504,013
Norddeutsche Landesbank 2.11%, 06/07/05	859,436	859,390
Royal Bank of Scotland 2.54%, 03/22/05	214,859	214,859
Societe Generale 2.53%, 03/22/05	85,944	85,944

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2005

Security	Principal	Value
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	$3,437,743	$3,437,594
UBS AG 2.67%, 11/09/05	343,774	343,751
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	3,953,404	3,953,404
Wells Fargo Bank N.A. 2.52% -2.53%, 03/17/05 -03/22/05	5,285,530	5,285,518

		29,783,781
U.S. GOVERNMENT AGENCY NOTES[3] – 0.45%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	1,030,060	1,028,066
Federal National Mortgage Association 2.33%, 07/22/05	1,289,154	1,277,248

		2,305,314

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,302,028)		178,302,028

TOTAL INVESTMENTS IN SECURITIES – 134.95% (Cost: $591,326,426)		684,156,896
Other Assets, Less Liabilities – (34.95%)		(177,188,492)

NET ASSETS – 100.00%		$506,968,404

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.45%
Publicis Groupe[1]	7,931	$243,073

		243,073
AEROSPACE & DEFENSE – 1.93%
European Aeronautic Defense and Space Co.[1]	14,960	471,409
Sagem SA1	10,340	244,301
Thales SA1	4,829	219,214
Zodiac SA1	2,365	113,921

		1,048,845
AIRLINES – 0.27%
Air France - KLM[1]	7,579	144,260

		144,260
APPAREL – 0.23%
Hermes International[1]	561	122,717

		122,717
AUTO MANUFACTURERS – 3.20%
PSA Peugeot Citroen SA1	10,527	691,385
Renault SA1	11,506	1,044,638

		1,736,023
AUTO PARTS & EQUIPMENT – 1.57%
Compagnie Generale des Etablissements Michelin Class B1	8,866	634,311
Valeo SA1	4,565	219,409

		853,720
BANKS – 12.92%
BNP Paribas SA1	49,324	3,587,768
Credit Agricole SA1	41,206	1,225,710
Societe Generale Class A1	20,680	2,190,478

		7,003,956
BEVERAGES – 0.83%
Pernod Ricard SA1	3,157	452,568

		452,568
BUILDING MATERIALS – 4.52%
Compagnie de Saint-Gobain[1]	19,195	1,190,355
Imerys SA1	1,969	160,734
Lafarge SA	10,538	1,100,825

		2,451,914
CHEMICALS – 2.24%
L’Air Liquide SA1	6,754	1,216,540

		1,216,540
COMMERCIAL SERVICES – 0.42%
Autoroutes du Sud de la France[1]	4,323	227,173

		227,173
COMPUTERS – 1.01%
Atos Origin SA2	3,509	256,405
Cap Gemini SA1,2	7,788	292,238

		548,643
COSMETICS & PERSONAL CARE – 2.74%
L’Oreal SA1	18,887	1,482,870

		1,482,870
DIVERSIFIED FINANCIAL SERVICES – 0.42%
Euronext NV	6,094	229,320

		229,320
ENGINEERING & CONSTRUCTION – 2.22%
Bouygues SA1	12,342	536,352
Vinci SA1	4,521	666,105

		1,202,457
FOOD – 6.50%
Carrefour SA1	35,552	1,866,362
Etablissements Economiques du Casino Guichard-Perrachon SA1	1,958	163,214
Groupe Danone[1]	14,982	1,496,448

		3,526,024
FOOD SERVICE – 0.36%
Sodexho Alliance SA1	6,016	193,325

		193,325
HAND & MACHINE TOOLS – 2.03%
Schneider Electric SA1	13,761	1,101,420

		1,101,420
HEALTH CARE - PRODUCTS – 0.79%
Essilor International SA1	6,072	427,163

		427,163
HOLDING COMPANIES - DIVERSIFIED – 2.08%
LVMH Moet Hennessy Louis Vuitton SA	15,213	1,129,797

		1,129,797

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
HOME FURNISHINGS – 0.73%
Thomson[1]	14,707	$397,650

		397,650
HOUSEHOLD PRODUCTS & WARES – 0.20%
Societe BIC SA1	1,903	106,797

		106,797
INSURANCE – 4.66%
AXA[1]	87,945	2,370,863
CNP Assurances[1]	2,145	153,747

		2,524,610
IRON & STEEL – 1.36%
Arcelor[1]	29,667	738,741

		738,741
LODGING – 1.05%
Accor SA1	12,100	568,397

		568,397
MACHINERY – DIVERSIFIED – 0.47%
ALSTOM[2]	271,502	252,265

		252,265
MEDIA – 5.25%
Lagardere S.C.A.[1]	7,799	611,803
Societe Television Francaise 1[1]	7,271	236,647
Vivendi Universal SA2	63,184	1,999,396

		2,847,846
OIL & GAS – 15.54%
Total SA1	35,409	8,427,124

		8,427,124
OIL & GAS SERVICES – 0.39%
Technip-Coflexip SA1	1,188	211,461

		211,461
PHARMACEUTICALS – 8.96%
Sanofi-Aventis	60,599	4,858,339

		4,858,339
REAL ESTATE – 1.24%
Gecina SA1	1,980	212,880
Klepierre	1,419	133,258
Unibail Holding[1]	2,629	326,278

		672,416
RETAIL – 0.86%
Pinault-Printemps-Redoute SA1	4,158	464,986

		464,986
SEMICONDUCTORS – 1.20%
STMicroelectronics NV	36,355	650,488

		650,488
SOFTWARE – 0.52%
Business Objects SA1,2	4,180	116,515
Dassault Systemes SA1	3,454	163,718

		280,233
TELECOMMUNICATIONS – 6.96%
Alcatel SA Class A1,2	75,856	991,772
France Telecom	91,894	2,781,041

		3,772,813
WATER – 3.71%
Suez SA1	49,907	1,354,691
Veolia Environnement[1]	18,755	653,977

		2,008,668

TOTAL COMMON STOCKS (Cost: $48,855,639)		54,124,642

SHORT-TERM INVESTMENTS – 37.26%

COMMERCIAL PAPER[3] – 8.77%
Amstel Funding Corp. 2.95%, 08/19/05	$40,536	39,968
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	107,273	107,230
ANZ National Bank Ltd. 2.94%, 08/15/05	48,760	48,097
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	215,772	215,597
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	107,273	107,107
Bryant Park Funding LLC 2.50%, 03/16/05	9,752	9,742
Chariot Funding LLC 2.54%, 03/21/05	97,521	97,383
Chesham Finance LLC 2.55%, 03/04/05	39,008	39,000

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Principal	Value
Corporate Asset Funding 2.55%, 03/24/05	$48,760	$48,681
CRC Funding LLC 2.53%, 03/11/05	24,380	24,363
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	180,845	180,644
DEPFA Bank PLC 2.28%, 05/03/05	48,760	48,567
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	316,943	316,371
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	92,969	92,867
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	376,003	375,564
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	226,443	226,027
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	121,901	121,851
Fortis Funding LLC 2.35%, 05/09/05	136,529	135,914
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	214,546	213,989
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	117,562	117,438
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	287,687	284,148
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	444,919	444,516
Kitty Hawk Funding Corp. 2.54%, 03/15/05	146,281	146,137
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	53,636	53,584
Moat Funding LLC 2.50%, 03/23/05	19,504	19,474
Nordea North America Inc. 2.74%, 07/11/05	48,760	48,271
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	152,330	152,227
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	68,265	68,178
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	207,211	206,925
Ranger Funding Co. LLC 2.54%, 03/04/05	29,000	28,994
Santander Central Hispano 2.75%, 07/08/05	121,901	120,702
Scaldis Capital LLC 2.75%, 07/08/05	24,408	24,168
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	165,384	165,142
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	162,788	162,788
UBS Finance (Delaware) 2.62%, 03/01/05	195,042	195,042
Windmill Funding Corp. 2.55%, 03/08/05	34,132	34,115
Yorktown Capital LLC 2.53%, 03/17/05	34,132	34,094

		4,754,905
FLOATING RATE NOTES[3] – 13.76%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	44,860	44,862
American Express Centurion Bank 2.58%, 01/24/06	146,281	146,281
American Express Credit Corp. 2.68%, 10/26/05	195,042	195,106
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	63,389	63,372

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Principal	Value
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	$365,703	$365,732
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	331,571	331,506
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	195,042	195,026
Commodore CDO Ltd. 2.55%, 12/12/05	24,380	24,380
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	292,563	292,518
DEPFA Bank PLC 2.47%, 12/15/05	97,521	97,521
Dorada Finance Inc. 2.66%, 07/29/05	80,942	80,932
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	146,281	146,280
Fifth Third Bancorp 2.57%, 02/23/06[4]	195,042	195,042
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	126,777	126,782
General Electric Capital Corp. 2.69%, 03/09/06	43,884	43,945
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	41,649	41,649
Hartford Life Global Funding Trust 2.58%, 02/15/06	97,521	97,521
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	292,563	292,563
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	438,844	438,850
Leafs LLC 2.60%, 01/20/06 2/21/06[4]	102,397	102,397
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	399,836	399,937
Lothian Mortgages PLC 2.61%, 01/24/06	195,042	195,042
MetLife Funding Inc. 2.58%, 03/06/06	146,281	146,281
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	243,802	243,785
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	360,827	360,903
Norddeutsche Landesbank 2.63%, 07/27/05	97,521	97,507
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	292,563	292,563
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	263,306	263,306
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	53,636	53,625
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	497,356	497,380
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	300,072	300,059
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	292,563	292,562
Wells Fargo & Co. 2.56%, 03/15/06[4]	48,760	48,767
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	341,323	341,294
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	533,439	533,400

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Winston Funding Ltd. 2.75%, 04/25/05	$69,630	$69,630

		7,458,306
MEDIUM-TERM NOTES[3] – 0.18%
CC USA Inc. 1.29%, 04/15/05[4]	97,521	97,520

		97,520
MONEY MARKET FUNDS[3] – 0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	393,714	393,714
BlackRock Temp Cash Money Market Fund	18,187	18,187
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	36,797	36,797

		448,698
REPURCHASE AGREEMENTS[3] – 7.01%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,194,380 and effective yields of 2.62% - 2.63%.[6]	$2,194,220	2,194,220
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,609,212 and an effective yield of 2.63%.[6]	1,609,095	1,609,095

		3,803,315
TIME DEPOSITS[3] – 6.23%
Abbey National Treasury Services PLC 1.39%, 04/08/05	68,265	68,255
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	146,281	146,282
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	136,529	136,529
Credit Suisse First Boston 2.55%, 03/22/05	97,521	97,521
Deutsche Bank AG 2.51%, 03/01/05	162,405	162,405
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	243,802	243,802
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	159,934	159,934
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	585,125	585,125
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	170,662	170,662
Norddeutsche Landesbank 2.11%, 06/07/05	97,521	97,516
Royal Bank of Scotland 2.54%, 03/22/05	24,380	24,380
Societe Generale 2.53%, 03/22/05	9,752	9,752
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	390,083	390,066
UBS AG 2.67%, 11/09/05	39,008	39,006
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	448,596	448,596
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	599,753	599,752

		3,379,583
U.S. GOVERNMENT AGENCY NOTES [3] – 0.48%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	116,882	116,656

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2005

Security	Principal	Value
Federal National Mortgage Association 2.33%, 07/22/05	$146,281	$144,930

		261,586

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,203,913)		20,203,913

TOTAL INVESTMENTS IN SECURITIES – 137.09% (Cost: $69,059,552)		74,328,555
Other Assets, Less Liabilities – (37.09%)		(20,111,726)

NET ASSETS – 100.00%		$54,216,829

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 96.27%

AIRLINES – 0.59%
Deutsche Lufthansa AG1,2	63,706	$917,478

		917,478
APPAREL – 1.78%
Adidas-Salomon AG2	11,732	1,767,164
Puma AG2	4,256	1,005,501

		2,772,665
AUTO MANUFACTURERS – 8.29%
DaimlerChrysler AG2	216,748	10,066,639
Volkswagen AG2	57,428	2,847,081

		12,913,720
AUTO PARTS & EQUIPMENT – 1.54%
Continental AG2	32,256	2,393,787

		2,393,787
BANKS – 12.97%
Bayerische Hypo-und Vereinsbank AG1	157,220	3,848,169
Commerzbank AG1,2	117,488	2,635,516
DEPFA Bank PLC	87,024	1,431,185
Deutsche Bank AG2	123,760	10,891,289
Hypo Real Estate Holding AG1	33,740	1,383,850

		20,190,009
BIOTECHNOLOGY – 0.21%
QIAGEN NV1	25,172	319,753

		319,753
BUILDING MATERIALS – 0.63%
HeidelbergerCement AG2	14,896	985,249

		985,249
CHEMICALS – 9.51%
BASF AG	118,104	8,863,513
Bayer AG	169,652	5,944,952

		14,808,465
COSMETICS & PERSONAL CARE – 0.39%
Beiersdorf AG2	5,264	603,622

		603,622
DIVERSIFIED FINANCIAL SERVICES – 1.60%
Deutsche Boerse AG2	29,400	2,189,251
MLP AG2	18,284	309,433

		2,498,684
ELECTRIC – 12.82%
E.ON AG2	153,300	13,826,653
RWE AG2	100,688	6,127,771

		19,954,424
ELECTRONICS – 0.12%
EPCOS AG1,2	12,964	185,156

		185,156
ENGINEERING & CONSTRUCTION – 1.06%
Linde AG2	23,996	1,656,257

		1,656,257
FOOD – 1.66%
METRO AG2	39,480	2,221,920
Suedzucker AG2	17,304	369,792

		2,591,712
HEALTH CARE-PRODUCTS – 0.55%
Fresenius Medical Care AG2	9,576	860,006

		860,006
INSURANCE – 8.71%
Allianz AG2	60,928	7,733,055
Muenchener Rueckversicherungs-Gesellschaft AG2	47,124	5,835,919

		13,568,974
IRON & STEEL – 1.24%
ThyssenKrupp AG2	83,552	1,923,054

		1,923,054
LEISURE TIME – 0.54%
TUI AG2	32,256	842,599

		842,599
MACHINERY – DIVERSIFIED – 0.86%
MAN AG	28,924	1,341,810

		1,341,810
MANUFACTURING – 10.07%
Siemens AG2	199,528	15,686,680

		15,686,680
PHARMACEUTICALS – 3.92%
ALTANA AG2	18,732	1,155,924
Celesio AG2	10,052	761,858
Merck KGaA[2]	13,160	1,015,760
Schering AG2	43,176	3,163,493

		6,097,035

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GERMANY INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
RETAIL – 0.34%
Douglas Holding AG2	8,848	$343,993
KarstadtQuelle AG2	16,220	188,815

		532,808
SEMICONDUCTORS – 1.08%
Infineon Technologies AG1	161,000	1,683,982

		1,683,982
SOFTWARE – 4.88%
SAP AG2	46,676	7,601,307

		7,601,307
TELECOMMUNICATIONS – 9.05%
Deutsche Telekom AG1	670,824	14,086,416

		14,086,416
TRANSPORTATION – 1.86%
Deutsche Post AG	119,896	2,888,463

		2,888,463

TOTAL COMMON STOCKS (Cost: $155,888,305)		149,904,115

PREFERRED STOCKS – 3.66%

AUTO MANUFACTURERS – 1.58%
Porsche AG2	1,988	1,438,949
Volkswagen AG	27,972	1,027,349

		2,466,298
ELECTRIC – 0.49%
RWE AG	14,476	757,060

		757,060
HEALTH CARE-PRODUCTS – 0.30%
Fresenius Medical Care AG2	7,420	471,764

		471,764
HOUSEHOLD PRODUCTS & WARES – 1.02%
Henkel KGaA[2]	17,752	1,591,689

		1,591,689
MEDIA – 0.27%
ProSiebenSat.1 Media AG2	20,752	414,004

		414,004

TOTAL PREFERRED STOCKS (Cost: $4,140,449)		5,700,815

SHORT-TERM INVESTMENTS – 36.28%

COMMERCIAL PAPER[3] – 8.53%
Amstel Funding Corp. 2.95%, 08/19/05	$113,217	111,630
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	299,616	299,495
ANZ National Bank Ltd. 2.94%, 08/15/05	136,189	134,335
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	602,655	602,169
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	299,616	299,152
Bryant Park Funding LLC 2.50%, 03/16/05	27,238	27,210
Chariot Funding LLC 2.54%, 03/21/05	272,378	271,993
Chesham Finance LLC 2.55%, 03/04/05	108,951	108,928
Corporate Asset Funding 2.55%, 03/24/05	136,189	135,967
CRC Funding LLC 2.53%, 03/11/05	68,094	68,047
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	505,103	504,543
DEPFA Bank PLC 2.28%, 05/03/05	136,189	135,647
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	885,228	883,630
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	259,663	259,381
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	1,050,185	1,048,959
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	632,461	631,300

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2005

Security	Principal	Value
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	$340,472	$340,332
Fortis Funding LLC 2.35%, 05/09/05	381,329	379,611
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	599,231	597,676
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	328,354	328,005
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	803,514	793,631
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	1,242,669	1,241,543
Kitty Hawk Funding Corp. 2.54%, 03/15/05	408,567	408,164
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	149,808	149,661
Moat Funding LLC 2.50%, 03/23/05	54,476	54,392
Nordea North America Inc. 2.74%, 07/11/05	136,189	134,821
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	425,460	425,171
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	190,664	190,421
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	578,746	577,946
Ranger Funding Co. LLC 2.54%, 03/04/05	80,997	80,980
Santander Central Hispano 2.75%, 07/08/05	340,472	337,123
Scaldis Capital LLC 2.75%, 07/08/05	68,171	67,499
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	461,920	461,244
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	454,669	454,670
UBS Finance (Delaware) 2.62%, 03/01/05	544,756	544,756
Windmill Funding Corp. 2.55%, 03/08/05	95,332	95,285
Yorktown Capital LLC 2.53%, 03/17/05	95,332	95,225

		13,280,542
FLOATING RATE NOTES[3] – 13.38%
Allstate Life Global Funding II 2.58%, 01/10/064	125,294	125,299
American Express Centurion Bank 2.58%, 01/24/06	408,567	408,567
American Express Credit Corp. 2.68%, 10/26/05	544,756	544,935
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	177,046	177,000
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	1,021,417	1,021,498
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	926,084	925,903
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	544,756	544,712
Commodore CDO Ltd. 2.55%, 12/12/05	68,094	68,094
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	817,133	817,006
DEPFA Bank PLC 2.47%, 12/15/05	272,378	272,378
Dorada Finance Inc. 2.66%, 07/29/05	226,074	226,046
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	408,567	408,563

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Fifth Third Bancorp 2.57%, 02/23/06[4]	$544,756	$544,756
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	354,091	354,106
General Electric Capital Corp. 2.69%, 03/09/06	122,570	122,740
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	116,327	116,327
Hartford Life Global Funding Trust 2.58%, 02/15/06	272,378	272,378
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	817,133	817,134
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	1,225,700	1,225,715
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	285,997	285,996
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	1,116,749	1,117,034
Lothian Mortgages PLC 2.61%, 01/24/06	544,756	544,756
MetLife Funding Inc. 2.58%, 03/06/06	408,567	408,567
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	680,944	680,895
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	1,007,798	1,008,011
Norddeutsche Landesbank 2.63%, 07/27/05	272,378	272,339
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	817,133	817,134
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	735,420	735,421
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	149,808	149,777
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	1,389,127	1,389,193
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	838,106	838,072
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	817,133	817,134
Wells Fargo & Co. 2.56%, 03/15/06[4]	136,189	136,209
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	953,322	953,240
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	1,489,906	1,489,797
Winston Funding Ltd. 2.75%, 04/25/05	194,478	194,478

		20,831,210
MEDIUM-TERM NOTES[3] – 0.17%
CC USA Inc. 1.29%, 04/15/054	272,378	272,374

		272,374
MONEY MARKET FUNDS[3] – 0.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,164,616	1,164,616
BlackRock Temp Cash Money Market Fund	50,796	50,796
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	102,775	102,775

		1,318,187

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 6.82%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $6,128,948 and effective yields of 2.62% - 2.63%.[6]	$6,128,500	$6,128,500
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $4,494,562 and an effective yield of 2.63%.[6]	4,494,234	4,494,234

		10,622,734
TIME DEPOSITS[3] – 6.06%
Abbey National Treasury Services PLC 1.39%, 04/08/05	190,664	190,648
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	408,567	408,567
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	381,329	381,329
Credit Suisse First Boston 2.55%, 03/22/05	272,378	272,378
Deutsche Bank AG 2.51%, 03/01/05	453,601	453,601
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	680,944	680,945
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	446,700	446,698
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	1,634,267	1,634,267
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	476,661	476,661
Norddeutsche Landesbank 2.11%, 06/07/05	272,378	272,363
Royal Bank of Scotland 2.54%, 03/22/05	68,094	68,094
Societe Generale 2.53%, 03/22/05	27,238	27,238
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	1,089,511	1,089,463
UBS AG 2.67%, 11/09/05	108,951	108,944
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	1,252,938	1,252,938
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	1,675,123	1,675,120

		9,439,254
U.S. GOVERNMENT AGENCY NOTES[3] – 0.47%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	326,453	325,821
Federal National Mortgage Association 2.33%, 07/22/05	408,567	404,793

		730,614

TOTAL SHORT-TERM INVESTMENTS (Cost: $56,494,915)		56,494,915

TOTAL INVESTMENTS IN SECURITIES – 136.21% (Cost: $216,523,669)		212,099,845

Other Assets, Less Liabilities – (36.21%)		(56,386,255)

NET ASSETS – 100.00%		$155,713,590

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 93.79%

AEROSPACE & DEFENSE – 1.67%
Finmeccanica SpA[1]	626,760	$645,578

		645,578
APPAREL – 0.22%
Benetton Group SpA[1]	6,940	85,762

		85,762
AUTO MANUFACTURERS – 1.04%
Fiat SpA[1,2]	53,690	402,650

		402,650
AUTO PARTS & EQUIPMENT – 0.93%
Pirelli SpA[1]	277,287	360,512

		360,512
BANKS – 25.89%
Banca Antonveneta SpA[1,2]	25,910	763,838
Banca Intesa SpA[1]	324,930	1,595,795
Banca Monte dei Paschi di Siena SpA[1]	135,200	461,206
Banca Nazionale del Lavoro SpA[1,2]	185,620	520,483
Banca Popolare di Milano Scrl[1]	46,030	400,802
Banca Popolare di Verona e Novara Scrl	43,050	845,708
Banche Popolari Unite Scrl	42,890	884,693
Capitalia SpA	154,080	787,395
Fineco SpA[1,2]	16,327	145,850
Sanpaolo IMI SpA[1]	118,564	1,739,004
UniCredito Italiano SpA[1]	321,180	1,878,998

		10,023,772
BUILDING MATERIALS – 0.44%
Italcementi SpA[1]	9,670	171,482

		171,482
COMMERCIAL SERVICES – 2.27%
Autostrade SpA	31,520	877,344

		877,344
DIVERSIFIED FINANCIAL SERVICES – 2.78%
Banca Fideuram SpA[1]	32,110	169,206
Mediobanca SpA[1]	53,620	908,873

		1,078,079
ELECTRIC – 8.96%
Edison SpA[1,2]	98,780	206,245
Enel SpA[1]	303,610	2,927,771
Terna SpA Rights[1,2]	117,550	336,635

		3,470,651
GAS – 2.36%
Snam Rete Gas SpA	156,190	914,794

		914,794
HEALTH CARE-PRODUCTS – 0.91%
Luxottica Group SpA[1]	16,700	354,003

		354,003
INSURANCE – 13.02%
Alleanza Assicurazioni SpA[1]	53,870	733,635
Assicurazioni Generali SpA[1]	97,220	3,262,257
Mediolanum SpA[1]	27,640	203,435
Riunione Adriatica di Sicurta SpA[1]	36,150	840,674

		5,040,001
MEDIA – 3.73%
Arnoldo Mondadori Editore SpA[1]	13,860	155,271
Gruppo Editoriale L’Espresso SpA[1]	18,660	120,622
Mediaset SpA[1]	63,350	894,692
Seat Pagine Gialle SpA[1,2]	430,234	192,451
Telecom Italia Media SpA[1,2]	154,787	79,203

		1,442,239
OIL & GAS – 18.31%
ENI SpA[1]	271,180	7,091,030

		7,091,030
RETAIL – 0.95%
Autogrill SpA[1,2]	12,340	193,933
Bulgari SpA[1]	13,840	172,316

		366,249
TELECOMMUNICATIONS – 10.31%
Telecom Italia Mobile SpA	73,773	507,729
Telecom Italia SpA[1]	874,981	3,411,630
Tiscali SpA[1,2]	20,630	72,292

		3,991,651

TOTAL COMMON STOCKS (Cost: $28,434,661)		36,315,797

PREFERRED STOCKS – 5.93%

BANKS – 0.74%
Banca Intesa SpA RNC	64,230	285,606

		285,606

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 5.19%
Telecom Italia SpA RNC[1]	635,021	$2,010,305

		2,010,305

TOTAL PREFERRED STOCKS (Cost: $1,250,601)		2,295,911

SHORT-TERM INVESTMENTS – 42.59%

COMMERCIAL PAPER[3] – 10.01%
Amstel Funding Corp. 2.95%, 08/19/05	$33,035	32,572
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	87,424	87,388
ANZ National Bank Ltd. 2.94%, 08/15/05	39,738	39,197
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	175,846	175,706
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	87,424	87,288
Bryant Park Funding LLC 2.50%, 03/16/05	7,948	7,939
Chariot Funding LLC 2.54%, 03/21/05	79,476	79,364
Chesham Finance LLC 2.55%, 03/04/05	31,790	31,784
Corporate Asset Funding 2.55%, 03/24/05	39,738	39,673
CRC Funding LLC 2.53%, 03/11/05	19,869	19,855
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	147,382	147,219
DEPFA Bank PLC 2.28%, 05/03/05	39,738	39,580
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	258,297	257,831
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	75,766	75,684
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	306,429	306,071
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	184,543	184,205
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	99,345	99,304
Fortis Funding LLC 2.35%, 05/09/05	111,266	110,765
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	174,847	174,394
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	95,809	95,707
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	234,454	231,571
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	362,593	362,265
Kitty Hawk Funding Corp. 2.54%, 03/15/05	119,214	119,096
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	43,712	43,669
Moat Funding LLC 2.50%, 03/23/05	15,895	15,871
Nordea North America Inc. 2.74%, 07/11/05	39,738	39,339
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	124,143	124,059
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	55,633	55,563
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	168,870	168,636
Ranger Funding Co. LLC 2.54%, 03/04/05	23,634	23,629
Santander Central Hispano 2.75%, 07/08/05	99,345	98,368

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2005

Security	Principal	Value
Scaldis Capital LLC 2.75%, 07/08/05	$19,891	$19,695
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	134,782	134,585
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	132,666	132,666
UBS Finance (Delaware) 2.62%, 03/01/05	158,952	158,952
Windmill Funding Corp. 2.55%, 03/08/05	27,817	27,803
Yorktown Capital LLC 2.53%, 03/17/05	27,817	27,786

		3,875,079

FLOATING RATE NOTES[3] – 15.70%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	36,559	36,560
American Express Centurion Bank 2.58%, 01/24/06	119,214	119,214
American Express Credit Corp. 2.68%, 10/26/05	158,952	159,004
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	51,659	51,647
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	298,035	298,059
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	270,218	270,166
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	158,952	158,939
Commodore CDO Ltd. 2.55%, 12/12/05	19,869	19,869
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	238,428	238,391
DEPFA Bank PLC 2.47%, 12/15/05	79,476	79,476
Dorada Finance Inc. 2.66%, 07/29/05	65,965	65,957
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	119,214	119,213
Fifth Third Bancorp 2.57%, 02/23/06[4]	158,952	158,952
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	103,319	103,323
General Electric Capital Corp. 2.69%, 03/09/06	35,764	35,814
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	33,942	33,942
Hartford Life Global Funding Trust 2.58%, 02/15/06	79,476	79,476
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	238,428	238,428
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	357,642	357,646
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	83,450	83,450
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	325,851	325,934
Lothian Mortgages PLC 2.61%, 01/24/06	158,952	158,952
MetLife Funding Inc. 2.58%, 03/06/06	119,214	119,214
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	198,690	198,674
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	294,061	294,124
Norddeutsche Landesbank 2.63%, 07/27/05	79,476	79,465
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	238,428	238,428

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	$214,585	$214,585
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	43,712	43,703
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	405,327	405,347
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	244,547	244,537
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	238,428	238,428
Wells Fargo & Co. 2.56%, 03/15/06[4]	39,738	39,744
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	278,166	278,141
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	434,733	434,699
Winston Funding Ltd. 2.75%, 04/25/05	56,746	56,746

		6,078,247
MEDIUM-TERM NOTES[3] – 0.21%
CC USA Inc. 1.29%, 04/15/05[4]	79,476	79,475

		79,475
MONEY MARKET FUNDS[3] – 1.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	343,524	343,524
BlackRock Temp Cash Money Market Fund	14,822	14,822
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	29,988	29,988

		388,334
REPURCHASE AGREEMENTS[3] – 8.01%
Bank of America N.A. Repurchase Agreements, dated 2/28/05 due 3/1/05, with a total maturity value of $1,788,339 and effective yields of 2.62% - 2.63%[6]	$1,788,208	1,788,208
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,311,449 and an effective yield of 2.63%[6]	1,311,353	1,311,353

		3,099,561
TIME DEPOSITS[3] – 7.11%
Abbey National Treasury Services PLC 1.39%, 04/08/05	55,633	55,620
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	119,214	119,214
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	111,266	111,266
Credit Suisse First Boston 2.55%, 03/22/05	79,476	79,476
Deutsche Bank AG 2.51%, 03/01/05	132,354	132,354
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	198,690	198,690
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	130,341	130,340
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	476,856	476,856
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	139,083	139,083
Norddeutsche Landesbank 2.11%, 06/07/05	79,476	79,472
Royal Bank of Scotland 2.54%, 03/22/05	19,869	19,869

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2005

Security	Principal	Value
Societe Generale 2.53%, 03/22/05	$7,948	$7,948
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	317,904	317,890
UBS AG 2.67%, 11/09/05	31,790	31,789
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	365,590	365,590
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	488,777	488,777

		2,754,234
U.S. GOVERNMENT AGENCY NOTES[3] – 0.55%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	95,254	95,070
Federal National Mortgage Association 2.33%, 07/22/05	119,214	118,113

		213,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,488,113)		16,488,113

TOTAL INVESTMENTS IN SECURITIES – 142.31% (Cost: $46,173,375)		55,099,821
Other Assets, Less Liabilities – (42.31%)		(16,381,249)

NET ASSETS – 100.00%		$38,718,572

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.51%

BANKS – 4.83%
ABN AMRO Holding NV	90,365	$2,493,677

		2,493,677
BEVERAGES – 3.50%
Heineken NV	52,794	1,806,562

		1,806,562
CHEMICALS – 5.29%
Akzo Nobel NV	46,958	2,122,326
DSM NV	8,586	611,429

		2,733,755
COMMERCIAL SERVICES – 2.68%
IHC Caland NV	10,600	704,902
Randstad Holdings NV	4,717	210,248
Vedior NV	24,910	468,190

		1,383,340
COMPUTERS – 0.29%
Getronics NV1,2	57,346	151,475

		151,475
DISTRIBUTION & WHOLESALE – 0.34%
Hagemeyer NV1,2	60,791	175,099

		175,099
ELECTRONICS – 4.80%
Koninklijke Philips Electronics NV	89,411	2,479,219

		2,479,219
FOOD – 13.53%
Koninklijke Ahold NV1	179,140	1,624,048
Koninklijke Numico NV CVA[1,2]	17,310	700,781
Unilever NV CVA	69,854	4,663,852

		6,988,681
INSURANCE – 18.80%
AEGON NV2	161,332	2,334,170
ING Groep NV2	239,083	7,378,314

		9,712,484
MEDIA – 7.19%
Reed Elsevier NV	130,168	1,959,308
VNU NV	29,468	924,663
Wolters Kluwer NV CVA	42,930	831,954

		3,715,925
OFFICE & BUSINESS EQUIPMENT – 0.98%
Oce NV2	30,687	509,155

		509,155
OIL & GAS – 24.75%
Royal Dutch Petroleum Co.[2]	202,354	12,785,102

		12,785,102
REAL ESTATE INVESTMENT TRUSTS – 1.77%
Corio NV	4,359	243,009
Rodamco Europe NV	5,406	436,639
Wereldhave NV	2,226	234,749

		914,397
SEMICONDUCTORS – 2.23%
ASML Holding NV1	62,063	1,150,839

		1,150,839
TELECOMMUNICATIONS – 4.48%
Koninklijke KPN NV	238,288	2,312,091

		2,312,091
TRANSPORTATION – 4.05%
TPG NV	74,624	2,091,982

		2,091,982

TOTAL COMMON STOCKS (Cost: $ 46,581,214)		51,403,783

SHORT-TERM INVESTMENTS – 19.81%

COMMERCIAL PAPER[3] – 4.65%
Amstel Funding Corp. 2.95%, 08/19/05	$20,492	20,205
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	54,229	54,208
ANZ National Bank Ltd. 2.94%, 08/15/05	24,650	24,314
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	109,078	108,990
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	54,229	54,145
Bryant Park Funding LLC 2.50%, 03/16/05	4,930	4,925
Chariot Funding LLC 2.54%, 03/21/05	49,299	49,230

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2005

Security	Principal	Value
Chesham Finance LLC 2.55%, 03/04/05	$19,720	$19,715
Corporate Asset Funding 2.55%, 03/24/05	24,650	24,609
CRC Funding LLC 2.53%, 03/11/05	12,325	12,317
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	91,421	91,321
DEPFA Bank PLC 2.28%, 05/03/05	24,650	24,552
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	160,222	159,933
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	46,998	46,947
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	190,079	189,858
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	114,472	114,262
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	61,624	61,599
Fortis Funding LLC 2.35%, 05/09/05	69,019	68,708
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	108,458	108,177
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	59,431	59,367
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	145,432	143,643
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	224,917	224,712
Kitty Hawk Funding Corp. 2.54%, 03/15/05	73,949	73,876
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	27,114	27,088
Moat Funding LLC 2.50%, 03/23/05	9,860	9,845
Nordea North America Inc. 2.74%, 07/11/05	24,650	24,402
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	77,006	76,954
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	34,509	34,466
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	104,750	104,605
Ranger Funding Co. LLC 2.54%, 03/04/05	14,660	14,657
Santander Central Hispano 2.75%, 07/08/05	61,624	61,018
Scaldis Capital LLC 2.75%, 07/08/05	12,339	12,217
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	83,605	83,483
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	82,293	82,293
UBS Finance (Delaware) 2.62%, 03/01/05	98,598	98,598
Windmill Funding Corp. 2.55%, 03/08/05	17,255	17,246
Yorktown Capital LLC 2.53%, 03/17/05	17,255	17,235

		2,403,720

FLOATING RATE NOTES[3] – 7.30%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	22,678	22,678
American Express Centurion Bank 2.58%, 01/24/06	73,949	73,949
American Express Credit Corp. 2.68%, 10/26/05	98,598	98,631

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2005

Security	Principal	Value
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	$32,044	$32,036
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	184,872	184,885
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	167,617	167,585
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	98,598	98,590
Commodore CDO Ltd. 2.55%, 12/12/05	12,325	12,325
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	147,897	147,874
DEPFA Bank PLC 2.47%, 12/15/05	49,299	49,299
Dorada Finance Inc. 2.66%, 07/29/05	40,918	40,913
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	73,949	73,948
Fifth Third Bancorp 2.57%, 02/23/06[4]	98,598	98,598
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	64,089	64,092
General Electric Capital Corp. 2.69%, 03/09/06	22,185	22,215
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	21,055	21,055
Hartford Life Global Funding Trust 2.58%, 02/15/06	49,299	49,299
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	147,897	147,897
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	221,846	221,849
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	51,764	51,764
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	202,126	202,179
Lothian Mortgages PLC 2.61%, 01/24/06	98,598	98,598
MetLife Funding Inc. 2.58%, 03/06/06	73,949	73,949
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	123,248	123,239
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	182,407	182,445
Norddeutsche Landesbank 2.63%, 07/27/05	49,299	49,292
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	147,897	147,897
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	133,108	133,108
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	27,114	27,109
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	251,425	251,438
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	151,693	151,688
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	147,897	147,898
Wells Fargo & Co. 2.56%, 03/15/06[4]	24,650	24,653
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	172,547	172,534

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	$269,666	$269,645
Winston Funding Ltd. 2.75%, 04/25/05	35,200	35,200

		3,770,354
MEDIUM-TERM NOTES[3] – 0.10%
CC USA Inc. 1.29%, 04/15/05[4]	49,299	49,298

		49,298
MONEY MARKET FUNDS[3] – 0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	217,506	217,506
BlackRock Temp Cash Money Market Fund	9,194	9,194
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	18,602	18,602

		245,302
REPURCHASE AGREEMENTS[3] – 3.72%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $1,109,310 and effective yields of 2.62% - 2.63%.[6]	$1,109,230	1,109,230
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $813,494 and an effective yield of 2.63%.[6]	813,435	813,435

		1,922,665
TIME DEPOSITS[3] – 3.31%
Abbey National Treasury Services PLC 1.39%, 04/08/05	34,509	34,497
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	73,949	73,9 48
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	69,019	69,019
Credit Suisse First Boston 2.55%, 03/22/05	49,299	49,299
Deutsche Bank AG 2.51%, 03/01/05	82,100	82,100
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	123,248	123,248
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	80,850	80,850
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	295,794	295,795
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	86,273	86,273
Norddeutsche Landesbank 2.11%, 06/07/05	49,299	49,296
Royal Bank of Scotland 2.54%, 03/22/05	12,325	12,325
Societe Generale 2.53%, 03/22/05	4,930	4,930
Toronto - Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	197,196	197,187
UBS AG 2.67%, 11/09/05	19,720	19,718
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	226,776	226,776
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	303,189	303,189

		1,708,450
U.S. GOVERNMENT AGENCY NOTES[3] – 0.26%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	59,086	58,972

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2005

Security	Principal	Value
Federal National Mortgage Association 2.33%, 07/22/05	$73,949	$73,266

		132,238

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 10,232,027)		10,232,027

TOTAL INVESTMENTS IN SECURITIES – 119.32% (Cost: $ 56,813,241)		61,635,810
Other Assets, Less Liabilities – (19.32%)		(9,980,887)

NET ASSETS – 100.00%		$51,654,923

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.57%
Telefonica Publicidad e Informacion SA1	39,825	$381,133

		381,133
AGRICULTURE – 3.54%
Altadis SA	56,375	2,375,832

		2,375,832
AIRLINES – 0.47%
Iberia Lineas Aereas de Espana SA1	89,575	313,889

		313,889
BANKS – 33.45%
Banco Bilbao Vizcaya Argentaria SA	470,875	8,168,958
Banco Popular Espanol SA1	46,850	3,252,346
Banco Santander Central Hispano SA1	828,875	10,297,940
Bankinter SA1	13,325	711,899

		22,431,143
BIOTECHNOLOGY – 0.47%
Zeltia SA1	35,175	315,154

		315,154
BUILDING MATERIALS – 0.13%
Uralita SA2	15,750	86,341

		86,341
COMMERCIAL SERVICES – 2.44%
Abertis Infraestructuras SA1	56,300	1,338,411
Cintra Concesiones de Infraestructuras de Transporte SA2	25,925	295,939

		1,634,350
COMPUTERS – 0.73%
Indra Sistemas SA1	28,275	490,528

		490,528
ELECTRIC – 11.98%
Endesa SA1	144,025	3,267,122
Iberdrola SA1	123,575	3,267,423
Union Fenosa SA1	51,950	1,496,342

		8,030,887
ENERGY – ALTERNATE SOURCES – 0.43%
Gamesa Corporacion Tecnologica SA1	20,700	287,950

		287,950
ENGINEERING & CONSTRUCTION – 5.57%
Acciona SA1	5,850	549,374
Actividades de Construcciones y Servicios SA1	64,800	1,656,597
Fomento de Construcciones y Contratas SA1	17,075	882,102
Grupo Ferrovial SA	10,800	645,666

		3,733,739
FOOD – 0.98%
Ebro Puleva SA1	26,082	450,059
Viscofan SA1	19,375	207,540

		657,599
FOREST PRODUCTS & PAPER – 0.44%
Grupo Empresarial ENCE SA1	8,925	296,402

		296,402
GAS – 2.13%
Gas Natural SDG SA	48,200	1,430,554

		1,430,554
INSURANCE – 1.15%
Corporacion Mapfre SA1	47,494	769,102

		769,102
IRON & STEEL – 1.26%
Acerinox SA1	48,700	846,809

		846,809
LODGING – 0.72%
NH Hoteles SA1	33,800	485,882

		485,882
MEDIA – 1.56%
Antena 3 de Television SA1,2	2,900	223,260
Promotora de Informaciones SA	27,800	586,346
Sogecable SA1,2	5,825	235,279

		1,044,885
OIL & GAS – 5.00%
Repsol YPF SA1	122,775	3,350,569

		3,350,569
PHARMACEUTICALS – 0.80%
FAES FARMA SA1	26,275	532,907

		532,907

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
REAL ESTATE – 1.29%
Metrovacesa SA	6,550	$340,810
Sacyr Vallehermoso SA1	28,502	525,110

		865,920
RETAIL – 2.28%
Industria de Diseno Textil SA1	49,325	1,526,796

		1,526,796
TELECOMMUNICATIONS – 20.81%
Telefonica SA	756,400	13,955,705

		13,955,705
TRANSPORTATION – 0.85%
Amadeus Global Travel Distribution SA Class A	59,450	570,526

		570,526
WATER – 0.88%
Sociedad General de Aguas de Barcelona SA1,2	301	6,393
Sociedad General de Aguas de Barcelona SA Class B	27,249	584,12

		590,522

TOTAL COMMON STOCKS (Cost: $51,775,269)		67,005,124

SHORT-TERM INVESTMENTS – 21.66%

COMMERCIAL PAPER[3] – 5.08%
Amstel Funding Corp. 2.95%, 08/19/05	$29,069	28,662
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	76,928	76,898
ANZ National Bank Ltd. 2.94%, 08/15/05	34,967	34,492
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	154,736	154,611
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	76,928	76,809
Bryant Park Funding LLC 2.50%, 03/16/05	6,993	6,986
Chariot Funding LLC 2.54%, 03/21/05	69,935	69,836
Chesham Finance LLC 2.55%, 03/04/05	27,974	27,968
Corporate Asset Funding 2.55%, 03/24/05	34,967	34,910
CRC Funding LLC 2.53%, 03/11/05	17,484	17,472
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	129,688	129,544
DEPFA Bank PLC 2.28%, 05/03/05	34,967	34,828
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	227,288	226,878
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	66,670	66,599
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	269,642	269,328
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	162,389	162,091
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	87,418	87,383
Fortis Funding LLC 2.35%, 05/09/05	97,909	97,468
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	153,857	153,458
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	84,307	84,217
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	206,308	203,770
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	319,063	318,775
Kitty Hawk Funding Corp. 2.54%, 03/15/05	104,902	104,799

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2005

Security	Principal	Value
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	$38,464	$38,426
Moat Funding LLC 2.50%, 03/23/05	13,987	13,966
Nordea North America Inc. 2.74%, 07/11/05	34,967	34,616
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	109,240	109,166
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	48,954	48,892
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	148,597	148,391
Ranger Funding Co. LLC 2.54%, 03/04/05	20,797	20,793
Santander Central Hispano 2.75%, 07/08/05	87,418	86,559
Scaldis Capital LLC 2.75%, 07/08/05	17,503	17,331
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	118,601	118,428
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	116,739	116,740
UBS Finance (Delaware) 2.62%, 03/01/05	139,870	139,870
Windmill Funding Corp. 2.55%, 03/08/05	24,477	24,465
Yorktown Capital LLC 2.53%, 03/17/05	24,477	24,450

		3,409,875
FLOATING RATE NOTES[3] – 7.98%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	32,170	32,171
American Express Centurion Bank 2.58%, 01/24/06	104,902	104,902
American Express Credit Corp. 2.68%, 10/26/05	139,870	139,916
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	45,458	45,446
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	262,255	262,276
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	237,778	237,732
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	139,870	139,858
Commodore CDO Ltd. 2.55%, 12/12/05	17,484	17,484
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	209,804	209,772
DEPFA Bank PLC 2.47%, 12/15/05	69,935	69,935
Dorada Finance Inc. 2.66%, 07/29/05	58,046	58,039
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	104,902	104,901
Fifth Third Bancorp 2.57%, 02/23/06[4]	139,870	139,870
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	90,915	90,919
General Electric Capital Corp. 2.69%, 03/09/06	31,471	31,514
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	29,868	29,868
Hartford Life Global Funding Trust 2.58%, 02/15/06	69,935	69,935
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	209,804	209,805

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	$314,707	$314,710
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	73,432	73,431
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	286,733	286,806
Lothian Mortgages PLC 2.61%, 01/24/06	139,870	139,870
MetLife Funding Inc. 2.58%, 03/06/06	104,902	104,902
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	174,837	174,824
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	258,759	258,814
Norddeutsche Landesbank 2.63%, 07/27/05	69,935	69,925
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	209,804	209,805
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	188,824	188,824
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	38,464	38,456
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	356,667	356,685
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	215,189	215,180
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	209,804	209,804
Wells Fargo & Co. 2.56%, 03/15/06[4]	34,967	34,972
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	244,772	244,750
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	382,543	382,514
Winston Funding Ltd. 2.75%, 04/25/05	49,933	49,933

		5,348,548
MEDIUM-TERM NOTES[3] – 0.10%
CC USA Inc. 1.29%, 04/15/054	69,935	69,934

		69,934
MONEY MARKET FUNDS[3] – 0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	320,071	320,071
BlackRock Temp Cash Money Market Fund	13,042	13,043
Short-Term Investment Co.– Prime Money Market Portfolio, Institutional Shares	26,388	26,388

		359,502
REPURCHASE AGREEMENTS[3] – 4.07%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $1,573,648 and effective yields of 2.62% - 2.63%[6]	$1,573,533	1,573,533
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,154,008 and an effective yield of 2.63%[6]	1,153,924	1,153,924

		2,727,457
TIME DEPOSITS[3] – 3.61%
Abbey National Treasury Services PLC 1.39%, 04/08/05	48,954	48,954
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	104,902	104,902
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	97,909	97,909

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2005

Security	Principal	Value
Credit Suisse First Boston 2.55%, 03/22/05	$69,935	$69,935
Deutsche Bank AG 2.51%, 03/01/05	116,465	116,465
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	174,837	174,837
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	114,693	114,693
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	419,609	419,609
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	122,386	122,386
Norddeutsche Landesbank 2.11%, 06/07/05	69,935	69,931
Royal Bank of Scotland 2.54%, 03/22/05	17,484	17,484
Societe Generale 2.53%, 03/22/05	6,993	6,993
Toronto - Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	279,739	279,728
UBS AG 2.67%, 11/09/05	27,974	27,973
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	351,700	321,700
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	430,099	430,098

		2,423,597
U.S. GOVERNMENT AGENCY NOTES[3] – 0.28%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	83,819	83,657
Federal National Mortgage Association 2.33%, 07/22/05	104,902	103,933

		187,590

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,526,503)		14,526,503

TOTAL INVESTMENTS IN SECURITIES – 121.59% (Cost: $66,301,772)		81,531,627
Other Assets, Less Liabilities – (21.59%)		(14,476,690)

NET ASSETS – 100.00%		$67,054,937

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

AGRICULTURE – 1.69%
Swedish Match AB	90,120	$1,069,760

		1,069,760
AIRLINES – 0.37%
SAS AB1,2	20,440	236,640

		236,640
AUTO MANUFACTURERS – 8.33%
Scania AB Class B	26,280	1,201,600
Volvo AB Class A2	26,800	1,191,993
Volvo AB Class B2	62,800	2,894,412

		5,288,005
BANKS – 18.90%
Nordea AB2	589,840	6,223,673
Skandinaviska Enskilda Banken AB Class A2	134,480	2,611,281
Svenska Handelsbanken AB Class A2	129,200	3,161,980

		11,996,934
COMMERCIAL SERVICES – 2.07%
Securitas AB Class B	82,040	1,310,485

		1,310,485
COMPUTERS – 0.37%
WM-Data AB Class B	86,160	236,117

		236,117
COSMETICS & PERSONAL CARE – 0.29%
Oriflame Cosmetics SA SDR[1]	8,154	181,633

		181,633
DIVERSIFIED FINANCIAL SERVICES – 0.66%
D Carnegie AB	12,520	158,250
OM AB1,2	21,000	259,280

		417,530
ENGINEERING & CONSTRUCTION – 1.93%
Skanska AB Class B2	102,520	1,224,465

		1,224,465
FOOD – 0.37%
Axfood AB2	8,200	232,528

		232,528
FOREST PRODUCTS & PAPER – 4.51%
Billerud AB2	15,600	245,761
Holmen AB Class B2	14,760	495,338
Svenska Cellulosa AB Class B2	54,080	2,120,023

		2,861,122
HAND & MACHINE TOOLS – 4.01%
Sandvik AB2	58,280	2,545,165

		2,545,165
HEALTH CARE – PRODUCTS – 3.12%
Elekta AB Class B1	7,960	264,217
Gambro AB Class A	48,800	693,700
Gambro AB Class B2	26,200	372,437
Getinge AB Class B2	44,720	648,809

		1,979,163
HEALTH CARE – SERVICES – 0.51%
Capio AB1	21,160	324,050

		324,050
HOME FURNISHINGS – 2.99%
Electrolux AB Series B2	78,600	1,894,822

		1,894,822
INSURANCE – 2.39%
Skandia Forsakrings AB2	283,200	1,518,988

		1,518,988
IRON & STEEL – 0.98%
Svenskt Stal AB Class A	16,480	434,720
Svenskt Stal AB Class B2	7,400	189,780

		624,500
MACHINERY – CONSTRUCTION & MINING – 3.85%
Atlas Copco AB Class A2	30,960	1,547,161
Atlas Copco AB Class B	19,280	892,841

		2,440,002
MANUFACTURING – 1.29%
Alfa Laval AB	23,280	411,102
Trelleborg AB Class B2	21,600	408,341

		819,443
MEDIA – 1.50%
Eniro AB2	44,181	517,971
Modern Times Group AB Class B1	14,160	435,775

		953,746
METAL FABRICATE & HARDWARE – 4.36%
Assa Abloy AB Class B2	81,600	1,249,645

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Hoganas AB Class B2	7,520	$229,776
SKF AB Class B2	25,840	1,287,513

		2,766,934
OIL & GAS – 0.52%
Lundin Petroleum AB1	45,640	333,085

		333,085
REAL ESTATE – 1.49%
Castellum AB	11,640	397,456
Wihlborgs Fastigheter AB	24,120	547,885

		945,341
RETAIL – 7.30%
Hennes & Mauritz AB Class B2	131,120	4,630,907

		4,630,907
TELECOMMUNICATIONS – 26.13%
Tele2 AB Class B2	27,640	988,344
Telefonaktiebolaget LM Ericsson Class B1	4,087,400	12,099,811
TeliaSonera AB2	580,480	3,496,304

		16,584,459

TOTAL COMMON STOCKS (Cost: $ 49,403,850)		63,415,824

SHORT-TERM INVESTMENTS – 33.13%

COMMERCIAL PAPER[3] – 7.80%
Amstel Funding Corp. 2.95%, 08/19/05	$42,176	41,586
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	111,615	111,570
ANZ National Bank Ltd. 2.94%, 08/15/05	50,734	50,043
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	224,505	224,325
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	111,615	111,442
Bryant Park Funding LLC 2.50%, 03/16/05	10,147	10,136
Chariot Funding LLC 2.54%, 03/21/05	101,468	101,325
Chesham Finance LLC 2.55%, 03/04/05	40,587	40,579
Corporate Asset Funding 2.55%, 03/24/05	50,734	50,651
CRC Funding LLC 2.53%, 03/11/05	25,367	25,349
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	188,164	187,955
DEPFA Bank PLC 2.28%, 05/03/05	50,734	50,532
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	329,771	329,175
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	96,731	96,627
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	391,222	390,765
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	235,609	235,175
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	126,835	126,783
Fortis Funding LLC 2.35%, 05/09/05	142,055	141,415
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	223,230	222,651
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	122,321	122,191
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	299,331	295,650
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	462,928	462,508
Kitty Hawk Funding Corp. 2.54%, 03/15/05	152,202	152,052

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2005

Security	Principal	Value
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	$55,807	$55,753
Moat Funding LLC 2.50%, 03/23/05	20,294	20,263
Nordea North America Inc. 2.74%, 07/11/05	50,734	50,225
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	158,495	158,388
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	71,028	70,938
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	215,598	215,300
Ranger Funding Co. LLC 2.54%, 03/04/05	30,174	30,167
Santander Central Hispano 2.75%, 07/08/05	126,835	125,587
Scaldis Capital LLC 2.75%, 07/08/05	25,395	25,145
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	172,078	171,826
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	169,377	169,376
UBS Finance (Delaware) 2.62%, 03/01/05	202,936	202,936
Windmill Funding Corp. 2.55%, 03/08/05	35,514	35,496
Yorktown Capital LLC 2.53%, 03/17/05	35,514	35,474

		4,947,359

FLOATING RATE NOTES[3] – 12.23%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	46,675	46,677
American Express Centurion Bank 2.58%, 01/24/06	152,202	152,202
American Express Credit Corp. 2.68%, 10/26/05	202,936	203,003
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	65,954	65,938
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	380,505	380,536
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	344,991	344,923
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	202,936	202,919
Commodore CDO Ltd. 2.55%, 12/12/05	25,367	25,368
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	304,404	304,356
DEPFA Bank PLC 2.47%, 12/15/05	101,468	101,468
Dorada Finance Inc. 2.66%, 07/29/05	84,218	84,208
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	152,202	152,200
Fifth Third Bancorp 2.57%, 02/23/06[4]	202,936	202,936
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	131,908	131,915
General Electric Capital Corp. 2.69%, 03/09/06	45,661	45,724
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	43,335	43,335
Hartford Life Global Funding Trust 2.58%, 02/15/06	101,468	101,468
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	304,404	304,404

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	$456,606	$456,612
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	106,541	106,541
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	416,019	416,126
Lothian Mortgages PLC 2.61%, 01/24/06	202,936	202,936
MetLife Funding Inc. 2.58%, 03/06/06	152,202	152,202
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	253,670	253,653
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	375,432	375,511
Norddeutsche Landesbank 2.63%, 07/27/05	101,468	101,454
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	304,404	304,404
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	273,964	273,964
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	55,807	55,796
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	517,487	517,510
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	312,217	312,204
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	304,404	304,404
Wells Fargo & Co. 2.56%, 03/15/06[4]	50,734	50,741
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	355,138	355,107
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	555,030	554,989
Winston Funding Ltd. 2.75%, 04/25/05	72,448	72,448

		7,760,182
MEDIUM-TERM NOTES[3] – 0.16%
CC USA Inc. 1.29%, 04/15/05[4]	101,468	101,467

		101,467
MONEY MARKET FUNDS[3] – 0.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares [5]	409,701	409,701
BlackRock Temp Cash Money Market Fund	18,923	18,924
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	38,286	38,286

		466,911
REPURCHASE AGREEMENTS[3] – 6.24%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,283,197 and effective yields of 2.62% - 2.63%[6]	$2,283,030	2,283,030
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,674,345 and an effective yield of 2.63%[6]	1,674,222	1,674,222

		3,957,252
TIME DEPOSITS[3] – 5.54%
Abbey National Treasury Services PLC 1.39%, 04/08/05	71,028	71,027
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	152,202	152,202
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	142,055	142,056

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2005

Security	Principal	Value
Credit Suisse First Boston 2.55%, 03/22/05	$101,468	$101,468
Deutsche Bank AG 2.51%, 03/01/05	168,978	168,978
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	253,670	253,670
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	166,408	166,407
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	608,808	608,808
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	177,569	177,569
Norddeutsche Landesbank 2.11%, 06/07/05	101,468	101,463
Royal Bank of Scotland 2.54%, 03/22/05	25,367	25,368
Societe Generale 2.53%, 03/22/05	10,147	10,147
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	405,872	405,854
UBS AG 2.67%, 11/09/05	40,587	40,584
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	466,753	466,753
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	624,028	624,027

		3,516,381
U.S. GOVERNMENT AGENCY NOTES[3] – 0.43%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	121,612	121,377
Federal National Mortgage Association 2.33%, 07/22/05	152,202	150,796

		272,173

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,021,725)		21,021,725

TOTAL INVESTMENTS IN SECURITIES – 133.06% (Cost: $70,425,575)		84,437,549
Other Assets, Less Liabilities – (33.06%)		(20,977,981)

NET ASSETS – 100.00%		$63,459,568

SDR – Swedish Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 98.41%

BANKS – 17.23%
Banque Cantonale Vaudoise	1,682	$377,651
Credit Suisse Group[1,2]	70,644	3,089,912
Julius Baer Holding AG2	2,162	770,143
UBS AG Registered	71,253	6,208,487
Vontobel Holding AG Registered	17,400	450,777

		10,896,970
BUILDING MATERIALS – 4.12%
Geberit AG Registered	232	186,321
Holcim Ltd. Registered	36,337	2,419,329

		2,605,650
CHEMICALS – 8.50%
Ciba Specialty Chemicals AG Registered[1]	16,070	1,141,414
Clariant AG Registered	17,458	300,766
Givaudan SA Registered	2,639	1,784,402
Lonza Group AG Registered	4,526	283,559
Syngenta AG1,2	16,588	1,863,643

		5,373,784
COMMERCIAL SERVICES – 2.13%
Adecco SA Registered	13,254	726,223
Societe Generale de Surveillance Holding SA	841	623,851

		1,350,074
COMPUTERS – 0.44%
Logitech International SA Registered[1,2]	4,236	279,839

		279,839
ENGINEERING & CONSTRUCTION – 1.61%
ABB Ltd.[1]	166,553	1,015,427

		1,015,427
FOOD – 12.23%
Nestle SA Registered	27,782	7,737,215

		7,737,215
HAND & MACHINE TOOLS – 2.00%
Schindler Holding AG Participation Certificates	2,030	811,649
Schindler Holding AG Registered	1,073	453,338

		1,264,987
HEALTH CARE – PRODUCTS – 4.84%
Nobel Biocare Holding AG	3,248	709,624
Phonak Holding AG Registered	7,308	265,057
Straumann Holding AG Registered	1,073	259,447
Synthes Inc.[1]	15,080	1,829,655

		3,063,783
INSURANCE – 8.85%
Swiss Reinsurance Co.	35,989	2,649,449
Zurich Financial Services AG1	15,950	2,948,959

		5,598,408
LEISURE TIME – 0.02%
Kuoni Reisen Holding AG Registered	29	13,386

		13,386
MANUFACTURING – 0.39%
Sulzer AG Registered	580	244,421

		244,421
PHARMACEUTICALS – 26.59%
Novartis AG1	208,824	10,504,316
Roche Holding AG Genusschein[2]	48,111	5,089,462
Serono SA	1,653	1,220,479

		16,814,257
RETAIL – 6.48%
Compagnie Financiere Richemont AG Class A	58,000	1,840,674
Swatch Group (The) AG Class B2	6,554	912,919
Swatch Group (The) AG Registered	29,377	821,947
Valora Holding AG Registered	2,117	519,652

		4,095,192
TELECOMMUNICATIONS – 2.98%
Kudelski SA Bearer[1]	2,407	91,666
Swisscom AG Registered[2]	4,553	1,794,857

		1,886,523

TOTAL COMMON STOCKS (Cost: $50,807,617)		62,239,916

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 14.23%

COMMERCIAL PAPER[3] – 3.34%
Amstel Funding Corp. 2.95%, 08/19/05	$18,003	$17,751
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	47,644	47,625
ANZ National Bank Ltd. 2.94%, 08/15/05	21,656	21,361
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	95,832	95,754
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	47,644	47,570
Bryant Park Funding LLC 2.50%, 03/16/05	4,331	4,327
Chariot Funding LLC 2.54%, 03/21/05	43,313	43,251
Chesham Finance LLC 2.55%, 03/04/05	17,325	17,321
Corporate Asset Funding 2.55%, 03/24/05	21,656	21,622
CRC Funding LLC 2.53%, 03/11/05	10,828	10,821
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	80,320	80,231
DEPFA Bank PLC 2.28%, 05/03/05	21,656	21,570
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	140,766	140,512
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	41,291	41,247
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	166,997	166,804
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	100,572	100,387
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	54,141	54,119
Fortis Funding LLC 2.35%, 05/09/05	60,638	60,364
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	95,288	95,041
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	52,214	52,158
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	127,772	126,200
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	197,605	197,427
Kitty Hawk Funding Corp. 2.54%, 03/15/05	64,969	64,905
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	23,822	23,799
Moat Funding LLC 2.50%, 03/23/05	8,663	8,649
Nordea North America Inc. 2.74%, 07/11/05	21,656	21,439
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	67,655	67,609
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	30,319	30,280
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	92,030	91,903
Ranger Funding Co. LLC 2.54%, 03/04/05	12,880	12,877
Santander Central Hispano 2.75%, 07/08/05	54,141	53,608
Scaldis Capital LLC 2.75%, 07/08/05	10,840	10,733
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	73,453	73,345

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2005

Security	Principal	Value
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	$72,300	$72,300
UBS Finance (Delaware) 2.62%, 03/01/05	86,625	86,625
Windmill Funding Corp. 2.55%, 03/08/05	15,159	15,152
Yorktown Capital LLC 2.53%, 03/17/05	15,159	15,142

		2,111,829
FLOATING RATE NOTES[3] – 5.24%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	19,924	19,924
American Express Centurion Bank 2.58%, 01/24/06	64,969	64,969
American Express Credit Corp. 2.68%, 10/26/05	86,625	86,654
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	28,153	28,146
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	162,422	162,436
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	147,263	147,233
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	86,625	86,618
Commodore CDO Ltd. 2.55%, 12/12/05	10,828	10,828
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	129,938	129,917
DEPFA Bank PLC 2.47%, 12/15/05	43,313	43,313
Dorada Finance Inc. 2.66%, 07/29/05	35,949	35,945
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	64,969	64,969
Fifth Third Bancorp 2.57%, 02/23/06[4]	86,625	86,625
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	56,306	56,308
General Electric Capital Corp. 2.69%, 03/09/06	19,491	19,518
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	18,498	18,498
Hartford Life Global Funding Trust 2.58%, 02/15/06	43,313	43,313
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	129,938	129,939
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	194,907	194,911
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	45,478	45,478
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	177,582	177,628
Lothian Mortgages PLC 2.61%, 01/24/06	86,625	86,625
MetLife Funding Inc. 2.58%, 03/06/06	64,969	64,969
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	108,281	108,274
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	160,257	160,290
Norddeutsche Landesbank 2.63%, 07/27/05	43,313	43,306
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	129,938	129,938
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	116,944	116,945
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	23,822	23,817

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	$220,894	$220,905
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	133,273	133,268
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	129,938	129,938
Wells Fargo & Co. 2.56%, 03/15/06[4]	21,656	21,660
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	151,594	151,581
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	236,920	236,903
Winston Funding Ltd. 2.75%, 04/25/05	30,925	30,925

		3,312,514
MEDIUM-TERM NOTES[3] – 0.07%
CC USA Inc. 1.29%, 04/15/05[4]	43,313	43,312

		43,312
MONEY MARKET FUNDS[3] – 0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	201,110	201,110
BlackRock Temp Cash Money Market Fund	8,077	8,077
Short-Term Investment Co.– Prime Money Market Portfolio, Institutional Shares	16,343	16,343

		225,530
REPURCHASE AGREEMENTS[3] – 2.67%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $974,604 and effective yields of 2.62% - 2.63%.[6]	$974,533	974,533
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $714,710 and an effective yield of 2.63%.[6]	714,658	714,658

		1,689,191
TIME DEPOSITS[3] – 2.37%
Abbey National Treasury Services PLC 1.39%, 04/08/05	30,319	30,318
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	64,969	64,969
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	60,638	60,638
Credit Suisse First Boston 2.55%, 03/22/05	43,313	43,313
Deutsche Bank AG 2.51%, 03/01/05	72,130	72,130
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	108,281	108,281
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	71,033	71,033
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	259,875	259,876
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	75,797	75,797
Norddeutsche Landesbank 2.11%, 06/07/05	43,313	43,310
Royal Bank of Scotland 2.54%, 03/22/05	10,828	10,828
Societe Generale 2.53%, 03/22/05	4,331	4,331
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	173,250	173,244

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2005

Security	Principal	Value
UBS AG 2.67%, 11/09/05	$17,325	$17,324
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	199,238	199,238
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	266,372	266,372

		1,501,002
U.S. GOVERNMENT AGENCY NOTES[3] – 0.18%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	51,911	51,811
Federal National Mortgage Association 2.33%, 07/22/05	64,969	64,369

		116,180

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,999,558)		8,999,558

TOTAL INVESTMENTS IN SECURITIES – 112.64% (Cost: $59,807,175)		71,239,474
Other Assets, Less Liabilities – (12.64%)		(7,992,349)

NET ASSETS – 100.00%		$63,247,125

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.52%

ADVERTISING – 0.64%
Aegis Group PLC	269,127	$509,188
WPP Group PLC	273,870	3,159,075

		3,668,263
AEROSPACE & DEFENSE – 1.19%
BAE Systems PLC	740,061	3,648,347
Cobham PLC	27,081	695,158
Meggitt PLC	107,406	572,407
Rolls-Royce Group PLC[1]	375,462	1,879,871

		6,795,783
AGRICULTURE – 2.09%
British American Tobacco PLC	390,915	7,189,097
Imperial Tobacco Group PLC	176,562	4,719,275

		11,908,372
AIRLINES – 0.12%
British Airways PLC[1]	133,569	688,047

		688,047
AUTO PARTS & EQUIPMENT – 0.16%
GKN PLC	185,436	919,517

		919,517
BANKS – 20.56%
Barclays PLC[2]	1,562,895	17,004,618
HBOS PLC	953,496	15,221,661
HSBC Holdings PLC	2,717,739	45,427,214
Lloyds TSB Group PLC	1,361,394	12,839,464
Royal Bank of Scotland Group PLC	771,120	26,476,583

		116,969,540
BEVERAGES – 2.70%
Diageo PLC	733,635	10,461,495
SABMiller PLC	195,075	3,226,884
Scottish & Newcastle PLC	195,228	1,685,198

		15,373,577
BUILDING MATERIALS – 0.79%
BPB PLC	122,400	1,187,956
Hanson PLC	176,868	1,720,855
Pilkington PLC	263,007	614,098
RMC Group PLC	58,876	968,811

		4,491,720
CHEMICALS – 0.86%
BOC Group PLC	120,105	2,292,046
Imperial Chemical Industries PLC	295,290	1,555,230
Johnson Matthey PLC	54,621	1,063,933

		4,911,209
COMMERCIAL SERVICES – 1.73%
Aggreko PLC	61,812	194,616
Brambles Industries PLC	180,387	1,059,482
Bunzl PLC	109,242	1,052,363
Capita Group PLC	161,109	1,176,614
Davis Service Group PLC	50,184	419,415
De La Rue PLC	43,758	321,259
Group 4 Securicor PLC[1]	271,269	718,276
Hays PLC	409,965	1,059,863
Intertek Group PLC	38,709	520,303
Kidde PLC	208,233	666,653
Rank Group PLC	148,104	795,006
Rentokil Initial PLC	437,427	1,335,130
Serco Group PLC	113,220	543,434

		9,862,414
COMPUTERS – 0.11%
LogicaCMG PLC	176,562	615,410

		615,410
DISTRIBUTION & WHOLESALE – 0.66%
Inchcape PLC	18,054	725,926
Wolseley PLC	141,678	3,025,677

		3,751,603
DIVERSIFIED FINANCIAL SERVICES – 1.14%
AMVESCAP PLC	174,267	1,144,348
Cattles PLC	77,418	576,209
Close Brothers Group PLC	29,376	467,829
ICAP PLC	117,657	662,723
London Stock Exchange PLC	61,615	639,534
Man Group PLC	68,391	1,775,323
Provident Financial PLC	60,129	782,743
Schroders PLC	29,070	412,013

		6,460,722
ELECTRIC – 2.74%
International Power PLC[1]	362,100	1,249,903
National Grid Transco PLC	748,170	7,268,589

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Shares	Value
Scottish & Southern Energy PLC	207,468	$3,505,798
Scottish Power PLC	449,820	3,551,495

		15,575,785

ELECTRONICS – 0.17%
Electrocomponents PLC	111,078	643,848
Premier Farnell PLC	95,472	334,148

		977,996

ENGINEERING & CONSTRUCTION – 0.72%
AMEC PLC	76,041	439,297
BAA PLC	258,111	3,022,030
Balfour Beatty PLC	100,827	622,776

		4,084,103

ENTERTAINMENT – 0.76%
EMI Group PLC	197,982	876,884
Hilton Group PLC	382,806	2,311,027
William Hill PLC	98,532	1,144,151

		4,332,062

FOOD – 4.44%
Cadbury Schweppes PLC	500,463	4,924,720
J Sainsbury PLC	332,622	1,828,714
Tate & Lyle PLC	99,909	1,003,339
Tesco PLC	1,882,818	11,067,579
Unilever PLC	670,293	6,424,874

		25,249,226

FOOD SERVICE – 0.45%
Compass Group PLC	528,462	2,549,237

		2,549,237

GAS – 0.74%
Centrica PLC	926,109	4,217,760

		4,217,760

HEALTH CARE-PRODUCTS – 0.46%
Smith & Nephew PLC	228,123	2,350,236
SSL International PLC	44,982	260,732

		2,610,968

HOLDING COMPANIES-DIVERSIFIED – 0.18%
Tomkins PLC	188,802	1,018,922

		1,018,922

HOME BUILDERS – 0.75%
Barratt Developments PLC	56,151	728,255
Bellway PLC	27,999	474,745
Berkeley Group Holdings (The) PLC	26,469	443,451
Persimmon PLC	67,779	1,015,461
Taylor Woodrow PLC	137,547	794,623
Wimpey (George) PLC	92,259	835,017

		4,291,552

HOME FURNISHINGS – 0.07%
MFI Furniture Group PLC	153,000	397,017

		397,017

HOUSEHOLD PRODUCTS & WARES – 0.83%
Reckitt Benckiser PLC	149,787	4,730,495

		4,730,495

INSURANCE – 3.21%
Aviva PLC	552,177	6,890,361
Friends Provident PLC	459,918	1,454,703
Legal & General Group PLC	1,572,993	3,574,353
Prudential PLC	572,067	5,210,707
Royal & Sun Alliance Insurance Group PLC	715,734	1,157,763

		18,287,887

IRON & STEEL – 0.20%
Corus Group PLC[1]	970,632	1,112,142

		1,112,142

LEISURE TIME – 0.42%
Carnival PLC	41,157	2,369,755

		2,369,755

LODGING – 0.35%
InterContinental Hotels Group PLC	154,643	1,984,810

		1,984,810

MANUFACTURING – 0.89%
BBA Group PLC	110,466	657,318
Cookson Group PLC[1]	474,759	319,985
FKI PLC	153,153	345,801
IMI PLC	84,150	661,560
Invensys PLC[1]	1,382,070	465,754
Novar PLC	108,171	396,821
Smiths Group PLC	136,017	2,236,865

		5,084,104

MEDIA – 3.40%
British Sky Broadcasting Group PLC	304,470	3,321,491
Daily Mail & General Trust PLC Class A	72,522	1,023,676

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Shares	Value
EMAP PLC	63,342	$1,029,492
ITV PLC	1,009,647	2,255,362
Pearson PLC	194,769	2,392,925
Reed Elsevier PLC	309,519	3,156,036
Reuters Group PLC	347,310	2,760,533
Trinity Mirror PLC	71,145	946,697
United Business Media PLC	82,008	863,443
Yell Group	172,431	1,571,428

		19,321,083
MINING – 4.71%
Anglo American PLC	345,933	8,640,136
BHP Billiton PLC	600,066	8,972,823
Rio Tinto PLC	259,641	9,174,829

		26,787,788
OIL & GAS – 15.01%
BG Group PLC	855,576	6,726,256
BP PLC	5,235,201	56,657,617
Shell Transport & Trading Co. PLC	2,343,654	22,024,292

		85,408,165
PACKAGING & CONTAINERS – 0.21%
Rexam PLC	136,017	1,200,940

		1,200,940
PHARMACEUTICALS – 8.94%
Alliance Unichem PLC	59,364	831,658
AstraZeneca PLC	401,319	15,842,810
GlaxoSmithKline PLC	1,428,561	34,194,680

		50,869,148
REAL ESTATE – 1.50%
British Land Co. PLC	124,389	2,064,799
Great Portland Estates PLC	29,682	192,482
Hammerson PLC	69,003	1,175,980
Land Securities Group PLC	112,761	2,985,728
Liberty International PLC	57,987	1,094,881
Slough Estates PLC	100,827	1,002,364

		8,516,234
RETAIL – 3.92%
Boots Group PLC	180,081	2,300,898
Dixons Group PLC	467,262	1,444,189
Enterprise Inns PLC	84,456	1,218,964
GUS PLC	247,095	4,482,326
HMV Group PLC	92,565	478,608
Kesa Electricals PLC	131,629	827,606
Kingfisher PLC	564,723	3,170,025
Marks & Spencer Group PLC	400,248	2,701,505
Mitchells & Butlers PLC	128,267	852,163
Next PLC	63,648	1,888,757
Punch Taverns PLC	60,282	799,826
Signet Group PLC	422,892	912,087
Whitebread PLC	71,298	1,239,120

		22,316,074
SEMICONDUCTORS – 0.12%
ARM Holdings PLC	319,923	665,362

		665,362
SOFTWARE – 0.32%
Misys PLC	125,766	552,188
Sage Group PLC	317,934	1,264,287

		1,816,475
TELECOMMUNICATIONS – 9.18%
BT Group PLC	2,073,303	8,324,487
Cable & Wireless PLC	570,078	1,407,927
Marconi Corp. PLC[1]	48,960	535,052
Vodafone Group PLC	16,005,942	41,995,850

		52,263,316
TRANSPORTATION – 0.89%
Arriva PLC	45,900	481,945
Associated British Ports Holdings PLC	77,112	707,577
Exel PLC	74,205	1,163,892
FirstGroup PLC	99,756	670,910
National Express Group PLC	32,895	562,195
Peninsular & Oriental Steam
Navigation Co. (The)	177,786	1,075,018
Stagecoach Group PLC	197,791	430,401

		5,091,938
VENTURE CAPITAL – 0.35%
3i Group PLC	148,257	1,982,787

		1,982,787
WATER – 0.84%
Kelda Group PLC	91,035	1,057,096
Severn Trent PLC	83,844	1,473,308

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
United Utilities PLC[3]	134,640	$1,608,809
United Utilities PLC Class A	75,305	645,316

		4,784,529

TOTAL COMMON STOCKS (Cost: $495,860,663)		566,313,837

SHORT-TERM INVESTMENTS – 0.30%

COMMERCIAL PAPER[4] – 0.07%
Amstel Funding Corp. 2.95%, 08/19/05	$3,377	3,330
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	8,938	8,935
ANZ National Bank Ltd. 2.94%, 08/15/05	4,063	4,007
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	17,977	17,963
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	8,938	8,924
Bryant Park Funding LLC 2.50%, 03/16/05	813	812
Chariot Funding LLC 2.54%, 03/21/05	8,125	8,114
Chesham Finance LLC 2.55%, 03/04/05	3,250	3,249
Corporate Asset Funding 2.55%, 03/24/05	4,063	4,056
CRC Funding LLC 2.53%, 03/11/05	2,031	2,030
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	15,067	15,051
DEPFA Bank PLC 2.28%, 05/03/05	4,063	4,046
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	26,406	26,358
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	7,746	7,738
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	31,327	31,292
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	18,866	18,832
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	10,156	10,152
Fortis Funding LLC 2.35%, 05/09/05	11,375	11,324
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	17,875	17,829
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	9,795	9,784
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	23,969	23,674
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	37,069	37,036
Kitty Hawk Funding Corp. 2.54%, 03/15/05	12,188	12,176
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	4,469	4,465
Moat Funding LLC 2.50%, 03/23/05	1,625	1,623
Nordea North America Inc. 2.74%, 07/11/05	4,063	4,022
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	12,691	12,683
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	5,688	5,681
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	17,264	17,240
Ranger Funding Co. LLC 2.54%, 03/04/05	2,416	2,416
Santander Central Hispano 2.75%, 07/08/05	10,156	10,056

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Principal	Value
Scaldis Capital LLC 2.75%, 07/08/05	$2,034	$2,013
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	13,779	13,759
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	13,563	13,563
UBS Finance (Delaware) 2.62%, 03/01/05	16,250	16,250
Windmill Funding Corp. 2.55%, 03/08/05	2,844	2,842
Yorktown Capital LLC 2.53%, 03/17/05	2,844	2,841

		396,166
FLOATING RATE NOTES[4] – 0.11%
Allstate Life Global Funding II 2.58%, 01/10/06[5]	3,738	3,738
American Express Centurion Bank 2.58%, 01/24/06	12,188	12,188
American Express Credit Corp. 2.68%, 10/26/05	16,250	16,255
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	5,281	5,280
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	30,469	30,472
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	27,625	27,620
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	16,250	16,249
Commodore CDO Ltd. 2.55%, 12/12/05	2,031	2,031
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	24,375	24,371
DEPFA Bank PLC 2.47%, 12/15/05	8,125	8,125
Dorada Finance Inc. 2.66%, 07/29/05	6,744	6,743
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	12,188	12,187
Fifth Third Bancorp 2.57%, 02/23/06[5]	16,250	16,250
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	10,563	10,563
General Electric Capital Corp. 2.69%, 03/09/06	3,656	3,661
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	3,470	3,470
Hartford Life Global Funding Trust 2.58%, 02/15/06	8,125	8,125
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	24,375	24,375
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	36,563	36,563
Leafs LLC 2.60%, 01/20/06 - 02/21/06[5]	8,531	8,532
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	33,313	33,321
Lothian Mortgages PLC 2.61%, 01/24/06	16,250	16,250
MetLife Funding Inc. 2.58%, 03/06/06	12,188	12,188
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	20,313	20,311
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[5]	30,063	30,069
Norddeutsche Landesbank 2.63%, 07/27/05	8,125	8,124
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[5]	24,375	24,375

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	$21,938	$21,937
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	4,469	4,468
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	41,438	41,440
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	25,001	25,001
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	24,375	24,376
Wells Fargo & Co. 2.56%, 03/15/06[5]	4,063	4,063
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	28,438	28,434
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	44,444	44,442
Winston Funding Ltd. 2.75%, 04/25/05	5,801	5,801

		621,398
MEDIUM-TERM NOTES[4] – 0.00%
CC USA Inc. 1.29%, 04/15/05[5]	8,125	8,125

		8,125
MONEY MARKET FUNDS[4] – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	38,775	38,775
BlackRock Temp Cash Money Market Fund	1,515	1,515
Short-Term Investment Co.– Prime Money Market Portfolio, Institutional Shares	3,066	3,066

		43,356
REPURCHASE AGREEMENTS[4] – 0.06%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $182,826 and effective yields of 2.62% - 2.63%.[6]	182,813	182,813
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $134,073 and an effective yield of 2.63%.[6]	134,063	134,063

		316,876
TIME DEPOSITS[4] – 0.05%
Abbey National Treasury Services PLC 1.39%, 04/08/05	5,688	5,671
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	12,188	12,188
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	11,375	11,376
Credit Suisse First Boston 2.55%, 03/22/05	8,125	8,125
Deutsche Bank AG 2.51%, 03/01/05	13,531	13,531
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	20,313	20,313
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	13,325	13,325
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	48,750	48,750
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	14,219	14,219
Norddeutsche Landesbank 2.11%, 06/07/05	8,125	8,125
Royal Bank of Scotland 2.54%, 03/22/05	2,031	2,031

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2005

Security	Principal	Value
Societe Generale 2.53%, 03/22/05	$813	$813
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	32,500	32,498
UBS AG 2.67%, 11/09/05	3,250	3,250
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	37,376	37,376
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	49,969	49,969

		281,560

U.S. GOVERNMENT AGENCY NOTES[4] – 0.00%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	9,738	9,719
Federal National Mortgage Association 2.33%, 07/22/05	12,188	12,075

		21,794

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,689,275)		1,689,275

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $497,549,938)		568,003,112
Other Assets, Less Liabilities – 0.18%		1,025,931

NET ASSETS – 100.00%		$569,029,043

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[5]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2005

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$170,792,398	$71,494,826	$587,608,526	$68,665,838	$215,359,053	$45,829,851

Affiliated issuers[a]	$527,148	$536,315	$3,717,900	$393,714	$1,164,616	$343,524

Foreign currencies, at cost	$347,348	$70,148	$206,453	$45,830	$113,919	$10,488

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$210,661,511	$82,293,391	$680,438,996	$73,934,841	$210,935,229	$54,756,297
Affiliated issuers[a]	527,148	536,315	3,717,900	393,714	1,164,616	343,524
Foreign currencies, at value	347,631	69,996	212,087	47,002	117,121	10,798
Receivables:
Investment securities sold	268,916	—	3,469,369	270,305	1,406,345	152,089
Dividends and interest	54,040	21,958	540,344	64,120	19,349	71,668
Capital shares sold	—	—	159,344	—	—	—

Total Assets	211,859,246	82,921,660	688,538,040	74,709,982	213,642,660	55,334,376

LIABILITIES
Payables:
Investment securities purchased	425,372		3,105,655	235,866	1,364,995	120,225
Collateral for securities on loan (Note 5)	22,543,094	26,385,172	178,021,871	20,200,283	56,419,809	16,462,493
Investment advisory fees (Note 2)	170,658	51,045	442,110	57,004	144,266	33,086

Total Liabilities	23,139,124	26,436,217	181,569,636	20,493,153	57,929,070	16,615,804

NET ASSETS	$188,720,122	$56,485,443	$506,968,404	$54,216,829	$155,713,590	$38,718,572

Net assets consist of:
Paid-in capital	$142,247,228	$48,690,299	$431,915,378	$50,006,791	$195,305,188	$35,176,778
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(495,812)	(335,040)	79,797	150,972	24,518	(28,848)
Undistributed net realized gain (accumulated net realized loss)	7,096,470	(2,672,620)	(17,890,713)	(1,216,411)	(35,195,860)	(5,376,774)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	39,872,236	10,802,804	92,863,942	5,275,477	(4,420,256)	8,947,416

NET ASSETS	$188,720,122	$56,485,443	$506,968,404	$54,216,829	$155,713,590	$38,718,572

Shares outstanding	7,800,000	2,960,000	6,850,000	2,200,000	8,400,000	1,500,000

Net asset value per share	$24.19	$19.08	$74.01	$24.64	$18.54	$25.81

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $21,453,990, $25,117,695, $169,381,192, $19,228,988, $53,716,178 and $15,616,130, respectively. See Note 5.

See notes to financial statements.

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC .

February 28, 2005

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$56,595,735	$65,981,701	$70,015,874	$59,606,065	$483,793,960

Affiliated issuers[a]	$217,506	$320,071	$409,701	$201,110	$13,755,978

Foreign currencies, at cost	$38,147	$50,093	$59,370	$11,454	$939,156

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$61,418,304	$81,211,556	$84,027,848	$71,038,364	$550,959,719
Affiliated issuers[a]	217,506	320,071	409,701	201,110	17,043,393
Foreign currencies, at value	37,163	51,263	59,296	11,342	960,985
Receivables:
Investment securities sold	71,926	482,981	1,043,907	476,806	1,278,456
Dividends and interest	224,206	6,266	3,189	112,716	2,344,546
Capital shares sold	—	—	—	864,806	—

Total Assets	61,969,105	82,072,137	85,543,941	72,705,144	572,587,099

LIABILITIES
Payables:
Investment securities purchased	59,386	471,247	1,008,478	433,269	1,340,653
Collateral for securities on loan (Note 5)	10,211,716	14,486,156	21,017,890	8,971,683	1,683,000
Investment advisory fees (Note 2)	43,080	59,797	58,005	53,067	534,403

Total Liabilities	10,314,182	15,017,200	22,084,373	9,458,019	3,558,056

NET ASSETS	$51,654,923	$67,054,937	$63,459,568	$63,247,125	$569,029,043

Net assets consist of:
Paid-in capital	$54,952,595	$49,306,034	$56,825,296	$58,444,027	$506,630,125
Undistributed net investment income (accumulated net investment loss)	172,343	269,627	(130,467)	(118,002)	1,710,680
Undistributed net realized gain (accumulated net realized loss)	(8,297,152)	2,248,178	(7,247,046)	(6,531,765)	(9,831,075)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	4,827,137	15,231,098	14,011,785	11,452,865	70,519,313

NET ASSETS	$51,654,923	$67,054,937	$63,459,568	$63,247,125	$569,029,043

Shares outstanding	2,650,000	1,875,000	3,000,000	3,625,000	30,600,000

Net asset value per share	$19.49	$35.76	$21.15	$17.45	$18.60

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $9,712,982, $13,779,653, $19,992,846, $8,543,161 and $1,598,831, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations (Unaudited)

iSHARES®, INC.

For the six months ended February 28, 2005

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends[a]	$—	$62,635	$2,329,897	$417,945	$340,916	$123,350
Interest from affiliated issuers[b]	799	318	1,595	326	546	183
Securities lending income[c]	11,304	13,027	147,208	27,390	47,900	17,080

Total investment income	12,103	75,980	2,478,700	445,661	389,362	140,613

EXPENSES (Note 2)
Investment advisory fees	346,426	122,600	1,163,556	180,692	364,844	92,968

Total expenses	346,426	122,600	1,163,556	180,692	364,844	92,968

Net investment income (loss)	(334,323)	(46,620)	1,315,144	264,969	24,518	47,645

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	241,581	28,307	(2,406,933)	(465,010)	(1,700,271)	(133,239)
In-kind redemptions	10,388,457	362,808	1,784,895	5,873,067	—	—
Foreign currency transactions	1,452	316	26,398	(10,342)	(516)	8,861

Net realized gain (loss)	10,631,490	391,431	(595,640)	5,397,715	(1,700,787)	(124,378)

Net change in unrealized appreciation (depreciation) on:
Investments	27,926,174	9,857,512	91,546,552	6,643,764	27,617,205	8,545,994
Translation of assets and liabilities in foreign currencies	2,451	1,037	52,876	22,434	9,470	6,950

Net change in unrealized appreciation (depreciation)	27,928,625	9,858,549	91,599,428	6,666,198	27,626,675	8,552,944

Net realized and unrealized gain	38,560,115	10,249,980	91,003,788	12,063,913	25,925,888	8,428,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,225,792	$10,203,360	$92,318,932	$12,328,882	$25,950,406	$8,476,211

[a]	Net of foreign withholding tax of $—, $5,189, $36,157, $7,267, $5,788 and $797, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC .

For the six months ended February 28, 2005

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends[a]	$271,667	$697,344	$—	$21,208	$6,732,247
Dividends from affiliated issuers[b]	—	—	—	—	523,062
Interest from affiliated issuers[b]	205	365	139	156	2,228
Securities lending income[c]	7,580	22,864	10,998	1,792	8,222

Total investment income	279,452	720,573	11,137	23,156	7,265,759

EXPENSES (Note 2)
Investment advisory fees	104,452	156,691	139,090	141,158	1,523,796
Stock dividend taxes	—	—	2,514	—	—

Total expenses	104,452	156,691	141,604	141,158	1,523,796

Net investment income (loss)	175,000	563,882	(130,467)	(118,002)	5,741,963

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(116,374)	334,538	(187,500)	154,420	(5,403,072)
Investments in affiliated issuers[b]	—	—	—	—	1,677,583
In-kind redemptions	—	6,546,984	—	592,584	21,004,746
Foreign currency transactions	5,927	3,511	2,256	(744)	3,113

Net realized gain (loss)	(110,447)	6,885,033	(185,244)	746,260	17,282,370

Net change in unrealized appreciation (depreciation) on:
Investments	8,510,575	6,819,878	9,673,773	8,241,779	73,554,127
Translation of assets and liabilities in foreign currencies	4,530	1,619	(36)	11,079	108,271

Net change in unrealized appreciation (depreciation)	8,515,105	6,821,497	9,673,737	8,252,858	73,662,398

Net realized and unrealized gain	8,404,658	13,706,530	9,488,493	8,999,118	90,944,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,579,658	$14,270,412	$9,358,026	$8,881,116	$96,686,731

[a]	Net of foreign withholding tax of $1,265, $20,154, $—, $— and $—, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(334,323)	$498,538	$(46,620)	$525,871	$1,315,144	$6,589,669
Net realized gain (loss)	10,631,490	3,919,431	391,431	2,236,862	(595,640)	8,857,335
Net change in unrealized appreciation (depreciation)	27,928,625	8,637,559	9,858,549	2,626,962	91,599,428	19,792,119

Net increase in net assets resulting from operations	38,225,792	13,055,528	10,203,360	5,389,695	92,318,932	35,239,123

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(642,119)	(272,938)	(821,720)	(884,836)	(7,926,598)	(3,047,220)

Total distributions to shareholders	(642,119)	(272,938)	(821,720)	(884,836)	(7,926,598)	(3,047,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	110,941,441	32,913,587	24,684,879	19,364,816	102,208,449	175,480,082
Cost of shares redeemed	(17,725,212)	(10,064,261)	(2,393,681)	(20,928,283)	(6,238,133)	(46,454,697)

Net increase (decrease) in net assets from capital share transactions	93,216,229	22,849,326	22,291,198	(1,563,467)	95,970,316	129,025,385

INCREASE IN NET ASSETS	130,799,902	35,631,916	31,672,838	2,941,392	180,362,650	161,217,288

NET ASSETS:
Beginning of period	57,920,220	22,288,304	24,812,605	21,871,213	326,605,754	165,388,466

End of period	$188,720,122	$57,920,220	$56,485,443	$24,812,605	$506,968,404	$326,605,754

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(495,812)	$480,630	$(335,040)	$533,300	$79,797	$6,691,251

SHARES ISSUED AND REDEEMED:
Shares sold	5,200,000	2,100,000	1,440,000	1,360,000	1,450,000	2,950,000
Shares redeemed	(800,000)	(800,000)	(160,000)	(1,640,000)	(100,000)	(750,000)

Net increase (decrease) in shares outstanding	4,400,000	1,300,000	1,280,000	(280,000)	1,350,000	2,200,000

See notes to financial statements.

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$264,969	$698,891	$24,518	$1,574,590	$47,645	$777,612
Net realized gain (loss)	5,397,715	1,787,933	(1,700,787)	9,845,575	(124,378)	449,897
Net change in unrealized appreciation (depreciation)	6,666,198	8,599,182	27,626,675	9,717,674	8,552,944	4,880,596

Net increase in net assets resulting from operations	12,328,882	11,086,006	25,950,406	21,137,839	8,476,211	6,108,105

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(838,342)	(794,879)	(1,573,473)	(1,804,102)	(869,122)	(824,876)

Total distributions to shareholders	(838,342)	(794,879)	(1,573,473)	(1,804,102)	(869,122)	(824,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,101,648	32,572,922	37,742,897	3,832,071	—
Cost of shares redeemed	(18,474,472)	(7,267,190)	—	(60,113,109)	—	(8,001,044)

Net increase (decrease) in net assets from capital share transactions	(18,474,472)	(3,165,542)	32,572,922	(22,370,212)	3,832,071	(8,001,044)

INCREASE (DECREASE) IN NET ASSETS	(6,983,932)	7,125,585	56,949,855	(3,036,475)	11,439,160	(2,717,815)

NET ASSETS:
Beginning of period	61,200,761	54,075,176	98,763,735	101,800,210	27,279,412	29,997,227

End of period	$54,216,829	$61,200,761	$155,713,590	$98,763,735	$38,718,572	$27,279,412

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$150,972	$724,345	$24,518	$1,573,473	$(28,848)	$792,629

SHARES ISSUED AND REDEEMED:
Shares sold	—	200,000	1,800,000	2,400,000	150,000	—
Shares redeemed	(800,000)	(400,000)	—	(3,900,000)	—	(450,000)

Net increase (decrease) in shares outstanding	(800,000)	(200,000)	1,800,000	(1,500,000)	150,000	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$175,000	$547,447	$563,882	$782,782	$(130,467)	$420,927
Net realized gain (loss)	(110,447)	(220,571)	6,885,033	3,958,943	(185,244)	15,743
Net change in unrealized appreciation (depreciation)	8,515,105	1,720,975	6,821,497	5,008,839	9,673,737	5,562,688

Net increase in net assets resulting from operations	8,579,658	2,047,851	14,270,412	9,750,564	9,358,026	5,999,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(561,271)	(480,580)	(1,053,358)	(464,559)	(420,504)	(332,115)

Total distributions to shareholders	(561,271)	(480,580)	(1,053,358)	(464,559)	(420,504)	(332,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,371,531	8,098,478	23,479,414	2,263,744	26,763,849	5,099,033
Cost of shares redeemed	—	—	(15,097,858)	(16,465,374)	—	—

Net increase (decrease) in net assets from capital share transactions	15,371,531	8,098,478	8,381,556	(14,201,630)	26,763,849	5,099,033

INCREASE (DECREASE) IN NET ASSETS	23,389,918	9,665,749	21,598,610	(4,915,625)	35,701,371	10,766,276

NET ASSETS:
Beginning of period	28,265,005	18,599,256	45,456,327	50,371,952	27,758,197	16,991,921

End of period	$51,654,923	$28,265,005	$67,054,937	$45,456,327	$63,459,568	$27,758,197

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$172,343	$558,614	$269,627	$759,103	$(130,467)	$420,504

SHARES ISSUED AND REDEEMED:
Shares sold	850,000	500,000	675,000	75,000	1,350,000	300,000
Shares redeemed	—	—	(450,000)	(675,000)	—	—

Net increase (decrease) in shares outstanding	850,000	500,000	225,000	(600,000)	1,350,000	300,000

See notes to financial statements.

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(118,002)	$267,243	$5,741,963	$7,712,465
Net realized gain (loss)	746,260	(117,551)	17,282,370	(2,229,963)
Net change in unrealized appreciation (depreciation)	8,252,858	6,459,446	73,662,398	28,384,261

Net increase in net assets resulting from operations	8,881,116	6,609,138	96,686,731	33,866,763

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(269,799)	(146,432)	(10,962,863)	(5,320,972)

Total distributions to shareholders	(269,799)	(146,432)	(10,962,863)	(5,320,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,600,161	3,722,134	96,935,421	281,527,046
Cost of shares redeemed	(1,884,522)	(1,907,959)	(66,500,344)	(8,011,981)

Net increase in net assets from capital share transactions	12,715,639	1,814,175	30,435,077	273,515,065

INCREASE IN NET ASSETS	21,326,956	8,276,881	116,158,945	302,060,856

NET ASSETS:
Beginning of period	41,920,169	33,643,288	452,870,098	150,809,242

End of period	$63,247,125	$41,920,169	$569,029,043	$452,870,098

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(118,002)	$269,799	$1,710,680	$6,931,580

SHARES ISSUED AND REDEEMED:
Shares sold	875,000	250,000	5,600,000	17,800,000
Shares redeemed	(125,000)	(125,000)	(3,800,000)	(600,000)

Net increase in shares outstanding	750,000	125,000	1,800,000	17,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Dec. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$17.04	$10.61	$8.19	$8.18	$7.67	$9.13

Income from investment operations:
Net investment income (loss)[a]	(0.06)	0.21	0.09	0.13	0.13	0.04
Net realized and unrealized gain (loss)	7.30	6.39	2.43	(0.12)	0.52	(1.46)

Total from investment operations	7.24	6.60	2.52	0.01	0.65	(1.42)

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.10)	—	(0.14)	(0.04)
Return of capital	—	—	—	—	(0.00)[e]	—

Total distributions	(0.09)	(0.17)	(0.10)	—	(0.14)	(0.04)

Net asset value, end of period	$24.19	$17.04	$10.61	$8.19	$8.18	$7.67

Total return	42.57%[b]	62.70%	31.15%	0.12%	8.41%	(15.51)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,720	$57,920	$22,288	$14,740	$11,447	$10,741
Ratio of expenses to average net assets[c]	0.58%	0.77%	0.84%	0.84%	0.84%[f]	1.16%[f]
Ratio of net investment income (loss) to average net assets[c]	(0.56)%	1.37%	0.98%	1.57%	1.69%[g]	0.51%[g]
Portfolio turnover rate[d]	5%	11%	26%	32%	66%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 0.97% and 1.20%, respectively.
[g]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 1.55% and 0.47%, respectively.

See notes to financial statements.

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$14.77	$11.16	$10.43	$11.81	$13.23	$16.07

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.37	0.41	0.25	0.19	0.19
Net realized and unrealized gain (loss)	4.62	4.25	0.43	(1.56)	(1.34)	(2.67)

Total from investment operations	4.60	4.62	0.84	(1.31)	(1.15)	(2.48)

Less distributions from:
Net investment income	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Total distributions	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Net asset value, end of period	$19.08	$14.77	$11.16	$10.43	$11.81	$13.23

Total return	31.19%[b]	42.88%	8.25%	(11.10)%	(8.72)%	(15.50)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,485	$24,813	$21,871	$10,427	$9,918	$13,230
Ratio of expenses to average net assets[c]	0.58%	0.78%	0.84%	0.84%	0.84%[e]	1.13%
Ratio of net investment income (loss) to average net assets[c]	(0.22)%	2.79%	4.10%	2.26%	1.60%[f]	1.36%
Portfolio turnover rate[d]	5%	21%	8%	18%	36%	53%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.
[f]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 25, 2000[a] to Aug. 31, 2000
Net asset value, beginning of period	$59.38	$50.12	$46.02	$56.74	$76.02	$80.72

Income from investment operations:
Net investment income (loss)[b]	0.22	1.36	0.93	0.75	0.72	(0.00)[f]
Net realized and unrealized gain (loss)	15.71	8.69	3.62	(11.47)	(19.32)	(4.70)

Total from investment operations	15.93	10.05	4.55	(10.72)	(18.60)	(4.70)

Less distributions from:
Net investment income	(1.30)	(0.79)	(0.45)	—	(0.42)	—
Return of capital	—	—	—	—	(0.26)	—

Total distributions	(1.30)	(0.79)	(0.45)	—	(0.68)	—

Net asset value, end of period	$74.01	$59.38	$50.12	$46.02	$56.74	$76.02

Total return	26.90%[c]	20.07%	10.05%	(18.89)%	(24.51)%	(5.82)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$506,968	$326,606	$165,388	$131,168	$90,779	$41,811
Ratio of expenses to average net assets[d]	0.58%	0.79%	0.84%	0.84%	0.84%	0.84%[g]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[d]	0.58%	0.79%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	0.66%	2.29%	2.08%	1.44%	1.13%	0.03%[h]
Portfolio turnover rate[e]	5%	11%	7%	3%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Rounds to less than $0.01.
[g]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.57%.
[h]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.70)%.

See notes to financial statements.

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$20.40	$16.90	$15.52	$19.53	$26.41	$22.90

Income from investment operations:
Net investment income[a]	0.10	0.24	0.23	0.18	0.06	0.10
Net realized and unrealized gain (loss)	4.44	3.54	1.33	(4.19)	(6.89)	5.21

Total from investment operations	4.54	3.78	1.56	(4.01)	(6.83)	5.31

Less distributions from:
Net investment income	(0.30)	(0.28)	(0.18)	—	(0.04)	(0.11)
Net realized gain	—	—	—	—	(0.00)[e]	(1.67)
Return of capital	—	—	—	—	(0.01)	(0.02)

Total distributions	(0.30)	(0.28)	(0.18)	—	(0.05)	(1.80)

Net asset value, end of period	$24.64	$20.40	$16.90	$15.52	$19.53	$26.41

Total return	22.31%[b]	22.44%	10.22%	(20.53)%	(25.86)%	23.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$54,217	$61,201	$54,075	$49,674	$58,602	$95,116
Ratio of expenses to average net assets[c]	0.58%	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets[c]	0.85%	1.23%	1.56%	1.00%	0.28%	0.36%
Portfolio turnover rate[d]	4%	9%	9%	3%	14%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$14.96	$12.57	$12.07	$15.19	$20.46	$21.17

Income from investment operations:
Net investment income[a]	—	0.19	0.21	0.11	0.18	0.18
Net realized and unrealized gain (loss)	3.77	2.40	0.41	(3.23)	(5.26)	1.64

Total from investment operations	3.77	2.59	0.62	(3.12)	(5.08)	1.82

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.12)	—	(0.19)	(0.17)
Net realized gain	—	—	—	—	—	(2.32)
Return of capital	—	—	—	—	(0.00)[e]	(0.04)

Total distributions	(0.19)	(0.20)	(0.12)	—	(0.19)	(2.53)

Net asset value, end of period	$18.54	$14.96	$12.57	$12.07	$15.19	$20.46

Total return	25.24%[b]	20.55%	5.39%	(20.54)%	(24.87)%	8.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,714	$98,764	$101,800	$94,160	$118,525	$153,487
Ratio of expenses to average net assets[c]	0.58%	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets[c]	0.04%	1.27%	1.98%	0.77%	0.99%	0.73%
Portfolio turnover rate[d]	2%	9%	11%	9%	20%	56%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$20.21	$16.67	$15.15	$17.79	$22.23	$21.56

Income from investment operations:
Net investment income[a]	0.04	0.56	0.43	0.37	0.24	0.39
Net realized and unrealized gain (loss)	6.20	3.59	1.47	(3.01)	(4.37)	2.51

Total from investment operations	6.24	4.15	1.90	(2.64)	(4.13)	2.90

Less distributions from:
Net investment income	(0.64)	(0.61)	(0.38)	—	(0.24)	(0.12)
Net realized gain	—	—	—	—	(0.07)	(1.80)
Return of capital	—	—	—	—	(0.00)[e]	(0.31)

Total distributions	(0.64)	(0.61)	(0.38)	—	(0.31)	(2.23)

Net asset value, end of period	$25.81	$20.21	$16.67	$15.15	$17.79	$22.23

Total return	30.95%[b]	25.09%	12.79%	(14.84)%	(18.61)%	13.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,719	$27,279	$29,997	$29,538	$34,682	$50,008
Ratio of expenses to average net assets[c]	0.58%	0.83%	0.84%	0.84%	0.84%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.58%	0.79%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets[c]	0.30%	2.85%	2.84%	2.34%	1.16%	1.61%
Portfolio turnover rate[d]	8%	9%	22%	10%	20%	40%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$15.70	$14.31	$14.69	$18.59	$23.53	$23.45

Income from investment operations:
Net investment income[a]	0.09	0.39	0.30	0.25	0.28	0.13
Net realized and unrealized gain (loss)	3.96	1.37	(0.43)	(4.11)	(4.94)	0.18

Total from investment operations	4.05	1.76	(0.13)	(3.86)	(4.66)	0.31

Less distributions from:
Net investment income	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)	(0.08)
Net realized gain	—	—	—	—	—	(0.11)
Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)	(0.23)

Net asset value, end of period	$19.49	$15.70	$14.31	$14.69	$18.59	$23.53

Total return	25.92%[b]	12.28%	(0.78)%	(20.79)%	(19.83)%	1.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$51,655	$28,265	$18,599	$19,103	$24,184	$30,613
Ratio of expenses to average net assets[c]	0.58%	0.78%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income to average net assets[c]	0.98%	2.45%	2.37%	1.48%	1.34%	0.53%
Portfolio turnover rate[d]	1%	9%	18%	15%	35%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$27.55	$22.39	$17.95	$21.33	$24.19	$25.59

Income from investment operations:
Net investment income[a]	0.34	0.44	0.24	0.17	0.19	0.15
Net realized and unrealized gain (loss)	8.48	4.99	4.36	(3.55)	(2.89)	(0.60)

Total from investment operations	8.82	5.43	4.60	(3.38)	(2.70)	(0.45)

Less distributions from:
Net investment income	(0.61)	(0.27)	(0.16)	—	(0.16)	(0.14)
Net realized gain	—	—	—	—	—	(0.80)
Return of capital	—	—	—	—	(0.00)[e]	(0.01)

Total distributions	(0.61)	(0.27)	(0.16)	—	(0.16)	(0.95)

Net asset value, end of period	$35.76	$27.55	$22.39	$17.95	$21.33	$24.19

Total return	32.08%[b]	24.28%	25.81%	(15.85)%	(11.17)%	(1.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,055	$45,456	$50,372	$18,850	$27,198	$39,913
Ratio of expenses to average net assets[c]	0.58%	0.80%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets[c]	2.10%	1.64%	1.22%	0.85%	0.82%	0.57%
Portfolio turnover rate[d]	5%	6%	17%	14%	26%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$16.82	$12.59	$9.88	$12.88	$24.38	$22.26

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.28	0.25	0.12	0.07	0.14
Net realized and unrealized gain (loss)	4.53	4.20	2.58	(3.12)	(11.52)	8.38

Total from investment operations	4.48	4.48	2.83	(3.00)	(11.45)	8.52

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.12)	—	(0.05)	(0.14)
Net realized gain	—	—	—	—	—	(6.22)
Return of capital	—	—	—	—	(0.00)[e]	(0.04)

Total distributions	(0.15)	(0.25)	(0.12)	—	(0.05)	(6.40)

Net asset value, end of period	$21.15	$16.82	$12.59	$9.88	$12.88	$24.38

Total return	26.64%[b]	35.81%	29.04%	(23.29)%	(46.99)%	39.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,460	$27,758	$16,992	$8,154	$10,630	$23,774
Ratio of expenses to average net assets[c]	0.58%	0.92%	0.84%	0.84%	0.84%	1.03%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.58%	0.79%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income (loss) to average net assets[c]	(0.55)%	1.74%	2.44%	0.98%	0.40%	0.46%
Portfolio turnover rate[d]	3%	9%	12%	31%	43%	90%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$14.58	$12.23	$11.59	$12.95	$15.54	$15.39

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.09	0.05	0.03	0.04	0.04
Net realized and unrealized gain (loss)	3.00	2.31	0.62	(1.38)	(2.54)	0.27

Total from investment operations	2.96	2.40	0.67	(1.35)	(2.50)	0.31

Less distributions from:
Net investment income	(0.09)	(0.05)	(0.03)	(0.01)	(0.05)	(0.04)
Net realized gain	—	—	—	—	(0.04)	(0.11)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.09)	(0.05)	(0.03)	(0.01)	(0.09)	(0.16)

Net asset value, end of period	$17.45	$14.58	$12.23	$11.59	$12.95	$15.54

Total return	20.30%[b]	19.56%	5.89%	(10.47)%	(16.08)%	1.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,247	$41,920	$33,643	$31,883	$32,384	$44,685
Ratio of expenses to average net assets[c]	0.58%	0.79%	0.84%	0.84%	0.84%	1.01%
Ratio of net investment income (loss) to average net assets[c]	(0.49)%	0.64%	0.43%	0.20%	0.29%	0.23%
Portfolio turnover rate[d]	1%	4%	10%	12%	34%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$15.72	$13.00	$12.77	$15.11	$18.35	$20.25

Income from investment operations:
Net investment income[a]	0.19	0.48	0.39	0.48	0.26	0.27
Net realized and unrealized gain (loss)	3.03	2.72	0.12	(2.60)	(3.23)	(0.85)

Total from investment operations	3.22	3.20	0.51	(2.12)	(2.97)	(0.58)

Less distributions from:
Net investment income	(0.34)	(0.48)	(0.28)	(0.22)	(0.25)	(0.25)
Net realized gain	—	—	—	—	(0.02)	(1.03)
Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.34)	(0.48)	(0.28)	(0.22)	(0.27)	(1.32)

Net asset value, end of period	$18.60	$15.72	$13.00	$12.77	$15.11	$18.35

Total return	20.62%[b]	24.77%	4.20%	(14.19)%	(16.20)%	(3.00)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$569,029	$452,870	$150,809	$120,067	$117,883	$146,803
Ratio of expenses to average net assets[c]	0.58%	0.77%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets[c]	2.19%	3.11%	3.23%	3.39%	1.57%	1.39%
Portfolio turnover rate[d]	3%	6%	6%	14%	30%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2005, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. The reclassifications had no impact on prior year net assets, net income or distributions.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

During the six months ended February 28, 2005, the iShares MSCI Sweden Index Fund paid foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Fund. The foreign taxes paid by the Fund are disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Austria	$634,690	$11,664,201	$(3,409,670)	$8,889,221
Belgium	613,600	331,679	(2,531,775)	(1,586,496)
EMU	6,789,991	(6,245,138)	(9,884,161)	(9,339,308)
France	724,345	(1,559,360)	(6,445,487)	(7,280,502)
Germany	1,573,473	(35,513,677)	(30,028,327)	(63,968,531)
Italy	792,629	199,034	(5,056,958)	(4,065,295)
Netherlands	558,614	(4,482,874)	(7,391,799)	(11,316,059)
Spain	759,103	8,200,485	(4,427,739)	4,531,849
Sweden	420,504	3,480,112	(6,203,866)	(2,303,250)
Switzerland	269,799	2,656,328	(6,734,346)	(3,808,219)
United Kingdom	6,976,148	(8,089,189)	(22,211,909)	(23,324,950)

For the six months ended February 28, 2005 and for the year ended August 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2005.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2004, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Total
Austria	$4,273	$551,208	$336,553	$1,291,324	$370,948	$855,364	$3,409,670
Belgium	—	94,675	450,543	1,677,678	117,767	175,781	2,516,444
EMU	—	—	443	1,923,552	1,144,756	4,757,907	7,826,658
France	—	—	—	3,807,513	236,944	2,401,030	6,445,487
Germany	—	—	86,860	13,573,336	5,469,732	8,656,712	27,786,640
Italy	—	—	—	3,335,772	848,408	541,980	4,726,160
Netherlands	—	—	60,885	3,222,792	1,497,810	2,481,175	7,262,662
Spain	—	—	20,276	2,081,931	678,910	1,582,094	4,363,211
Sweden	—	—	126,557	3,350,244	1,577,551	1,149,514	6,203,866
Switzerland	—	—	—	2,855,879	1,018,305	2,149,171	6,023,355
United Kingdom	—	—	—	9,945,254	6,448,554	4,272,059	20,665,867

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”. The Funds may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

As of February 28, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria	$171,640,771	$39,584,245	$(36,357)	$39,547,888
Belgium	72,662,001	10,168,282	(577)	10,167,705
EMU	602,181,939	87,423,476	(5,448,519)	81,974,957
France	69,305,890	13,300,045	(8,277,380)	5,022,665
Germany	221,082,236	15,382,328	(24,364,719)	(8,982,391)
Italy	46,404,628	10,237,897	(1,542,704)	8,695,193
Netherlands	57,726,760	5,233,970	(1,324,920)	3,909,050
Spain	66,516,303	15,038,618	(23,294)	15,015,324
Sweden	71,514,287	12,924,010	(748)	12,923,262
Switzerland	60,386,834	11,995,900	(1,143,260)	10,852,640
United Kingdom	506,304,679	72,760,690	(11,062,257)	61,698,433

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of February 28, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2005, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$11,304
Belgium	13,027
EMU	147,208
France	27,390
Germany	47,900
Italy	17,080
Netherlands	7,580
Spain	22,864
Sweden	10,998
Switzerland	1,792
United Kingdom	8,222

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not receive a fee from the Funds for its distribution services.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any portfolio transactions with or on behalf of such Fund during the six months ended February 28, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended February 28, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first four months of the fiscal half-year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal half-year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate, for the six months ended February 28, 2005, including income earned from these affiliated issuers and net realized gain from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Austria
IMMF	29	4,979	4,916	92	$91,823	$799	$—
Belgium
IMMF	12	1,306	1,291	27	26,796	318	—
EMU
IMMF	193	10,255	10,168	280	280,157	1,595	—
France
IMMF	52	1,377	1,425	4	3,630	326	—
Germany
IMMF	69	3,021	3,015	75	75,106	546	—
Italy
IMMF	15	1,291	1,280	26	25,620	183	—
Netherlands
IMMF	15	947	942	20	20,311	205	—
Spain
IMMF	24	2,108	2,092	40	40,347	365	—
Sweden
IMMF	15	866	877	4	3,835	139	—
Switzerland
IMMF	22	839	833	28	27,875	156	—
United Kingdom
Barclays PLC	1,510	302	249	1,563	17,004,618	523,062	1,677,583
IMMF	283	15,597	15,874	6	6,275	2,228	—

During the six months ended February 28, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2005, certain directors and officers of the Company are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2005, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$5,676,141	$6,936,749
Belgium	1,909,690	1,910,018
EMU	18,717,122	22,135,816
France	2,945,358	2,311,885
Germany	2,912,550	4,399,694
Italy	2,576,060	3,394,173
Netherlands	540,136	839,192
Spain	2,742,410	3,215,791
Sweden	1,354,108	1,912,578
Switzerland	648,736	1,032,750
United Kingdom	17,545,186	21,804,060

In-kind transactions (see Note 4) for the six months ended February 28, 2005, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$115,433,487	$22,025,187
Belgium	23,712,753	2,327,730
EMU	100,913,717	6,200,380
France	—	18,394,404
Germany	32,561,649	—
Italy	3,824,175	—
Netherlands	15,326,043	—
Spain	23,444,179	15,068,052
Sweden	26,757,602	—
Switzerland	13,709,088	1,879,776
United Kingdom	96,396,302	66,182,194

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares	iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000	Netherlands	255,000,000
Belgium	136,200,000	Spain	127,800,000
EMU	500,000,000	Sweden	63,600,000
France	340,200,000	Switzerland	318,625,000
Germany	382,200,000	United Kingdom	943,200,000
Italy	63,600,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of February 28, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	101

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $ InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

1667-iS-0305

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-036-02005

BARCLAYS GLOBAL INVESTORS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of 2/28/05

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 35.69%, while the Index returned 35.40%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.14%	31.85%	32.43%	15.25%	15.01%	14.93%	9.80%	9.77%	10.04%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.14%	31.85%	32.43%	103.34%	101.26%	100.53%	131.24%	130.82%	135.85%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	48.83%
Basic Materials	18.97
Consumer Non-Cyclical	9.47
Industrial	8.56
Consumer Cyclical	4.58
Communications	3.39
Energy	3.26
Utilities	1.05
Diversified	0.56
Technology	0.37
Short-Term and Other Net Assets	0.96

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
BHP Billiton Ltd.	11.12%
Commonwealth Bank of Australia	7.48
National Australia Bank Ltd.	7.24
Australia & New Zealand Banking Group Ltd.	6.31
Westpac Banking Corp. Ltd.	5.53
Westfield Group	3.91
Woolworths Ltd.	2.63
Rio Tinto Ltd.	2.39
Wesfarmers Ltd.	2.39
AMP Ltd.	2.21

TOTAL	51.21%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of 2/28/05

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 51.59%, while the Index returned 54.52%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.77%	52.83%	56.53%	7.70%	7.59%	10.35%	41.08%	40.42%	57.90%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Basic Materials	34.58%
Energy	24.29
Financial	13.63
Communications	10.23
Consumer Non-Cyclical	7.66
Utilities	5.84
Industrial	2.98
Consumer Cyclical	0.35
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Petroleo Brasileiro SA Preferred	12.98%
Petroleo Brasileiro SA	11.31
Companhia Vale do Rio Doce Class A Preferred	10.08
Companhia Vale do Rio Doce ADR	8.72
Banco Itau Holding Financeira SA Preferred	5.53
Companhia de Bebidas das Americas Preferred	4.73
Banco Bradesco SA Preferred	4.68
Tele Norte Leste Participacoes SA Preferred	3.43
Unibanco Uniao de Bancos Brasileiros SA	3.22
Companhia Siderurgica Nacional SA	3.13

TOTAL	67.81%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of 2/28/05

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 23.86%, while the Index returned 23.81%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.49%	21.18%	20.95%	7.38%	6.83%	6.15%	11.73%	11.75%	12.36%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.49%	21.18%	20.95%	42.74%	39.15%	34.74%	170.39%	170.87%	184.47%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	35.49%
Energy	23.94
Basic Materials	16.88
Communications	6.97
Industrial	6.09
Consumer Cyclical	3.39
Consumer Non-Cyclical	3.15
Diversified	1.89
Technology	1.79
Utilities	0.19
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Royal Bank of Canada	6.43%
Manulife Financial Corp.	5.95
Bank of Nova Scotia	5.44
EnCana Corp.	5.03
Bank of Montreal	3.80
Canadian Imperial Bank of Commerce	3.33
Sun Life Financial Inc.	3.22
Canadian National Railway Co.	3.04
Suncor Energy Inc.	2.92
Alcan Inc.	2.48

TOTAL	41.64%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of 2/28/05

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 37.68%, while the Index returned 35.17%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.89%	27.79%	26.44%	51.92%	51.95%	49.50%	121.22%	121.30%	114.68%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	19.38%
Communications	15.96
Energy	12.75
Basic Materials	12.65
Industrial	11.77
Technology	8.96
Consumer Non-Cyclical	5.90
Consumer Cyclical	4.79
Utilities	4.35
Diversified	2.45
Exchange-Traded Funds	0.85
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Samsung Electronics Co. Ltd. GDR (South Korea)	6.86%
POSCO ADR (South Korea)	3.17
Kookmin Bank ADR (South Korea)	2.85
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2.62
AU Optronics Corp. ADR (Taiwan)	2.04
Korea Electric Power Corp. ADR (South Korea)	1.99
LUKOIL ADR (Russia)	1.84
America Movil SA de CV Series L (Mexico)	1.78
Siliconware Precision Industries Co. ADR (Taiwan)	1.73
Chunghwa Telecom Co. Ltd. ADR (Taiwan)	1.67

TOTAL	26.55%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of 2/28/05

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 11.93%, while the Index returned 12.11%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.74%	8.07%	9.27%	(0.23)%	(0.22)%	(0.29)%	2.03%	2.01%	4.05%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.74%	8.07%	9.27%	(1.16)%	(1.07)%	(1.45)%	19.76%	19.52%	42.71%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	41.22%
Diversified	20.69
Utilities	16.02
Consumer Cyclical	9.95
Industrial	7.08
Communications	3.64
Basic Materials	0.84
Technology	0.49
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Hutchison Whampoa Ltd.	13.12%
Cheung Kong Holdings Ltd.	9.60
Sun Hung Kai Properties Ltd.	8.33
CLP Holdings Ltd.	6.74
Hang Seng Bank Ltd.	6.70
Hong Kong & China Gas Co. Ltd.	4.98
Swire Pacific Ltd. Class A	4.90
BOC Hong Kong Holdings Ltd.	4.68
Esprit Holdings Ltd.	4.39
Hongkong Electric Holdings Ltd.	4.33

TOTAL	67.77%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of 2/28/05

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 11.14%, while the Index returned 11.48%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.51%	2.49%	3.18%	0.66%	1.50%	1.61%	(4.67)%	(4.60)%	(3.49)%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.51%	2.49%	3.18%	3.36%	7.71%	8.30%	(34.85)%	(34.47)%	(27.32)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Malaysia Fund, which has a NAV determined prior to the opening of the regular trading day on the American Stock Exchange (the “Amex”), the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the Amex. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	29.96%
Consumer Cyclical	15.74
Industrial	13.82
Consumer Non-Cyclical	12.59
Communications	11.92
Utilities	8.93
Diversified	4.80
Technology	1.05
Energy	0.58
Basic Materials	0.49
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Malayan Banking Bhd	11.84%
Telekom Malaysia Bhd	5.48
Tenaga Nasional Bhd	4.88
Public Bank Bhd	4.80
Malaysia International Shipping Corp. Bhd	4.34
Sime Darby Bhd	4.18
Genting Bhd	4.06
Commerce Asset Holdings Bhd	4.05
Maxis Communications Bhd	3.58
IOI Corp. Bhd	3.21

TOTAL	50.42%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO INDEX FUND

Performance as of 2/28/05

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 39.75%, while the Index returned 40.06%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.96%	38.22%	39.81%	10.57%	10.81%	11.11%	14.02%	14.08%	15.89%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.96%	38.22%	39.81%	65.27%	67.08%	69.32%	224.46%	225.94%	275.51%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Communications	47.52%
Industrial	13.10
Consumer Non-Cyclical	11.14
Consumer Cyclical	11.07
Basic Materials	6.72
Diversified	5.65
Financial	4.78
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
America Movil SA de CV Series L	22.77%
Telefonos de Mexico SA de CV Series L	14.26
Cemex SA de CV Series CPO	11.84
Fomento Economico Mexicano SA de CV Class UBD	4.93
Grupo Televisa SA Series CPO	4.82
Wal-Mart de Mexico SA de CV Series V	4.75
Kimberly-Clark de Mexico SA de CV Class A	3.28
Grupo Financiero Banorte SA de CV Series O	3.24
Grupo Carso SA de CV Series A1	3.18
Grupo Modelo SA de CV Series C	2.84

TOTAL	75.91%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of 2/28/05

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific Free ex-Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 27.81%, while the Index returned 27.72%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.02%	24.62%	25.68%	23.38%	23.35%	23.31%	102.07%	101.89%	101.74%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	46.09%
Basic Materials	12.92
Industrial	8.94
Consumer Non-Cyclical	6.74
Communications	6.36
Consumer Cyclical	6.19
Diversified	5.08
Utilities	4.25
Energy	2.16
Technology	0.59
Short-Term and Other Net Assets	0.68

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
BHP Billiton Ltd. (Australia)	7.37%
Commonwealth Bank of Australia (Australia)	4.95
National Australia Bank Ltd. (Australia)	4.80
Australia & New Zealand Banking Group Ltd. (Australia)	4.20
Westpac Banking Corp. Ltd. (Australia)	3.67
Hutchison Whampoa Ltd. (Hong Kong)	2.61
Westfield Group (Australia)	2.60
Cheung Kong Holdings Ltd. (Hong Kong)	1.94
Woolworths Ltd. (Australia)	1.75
Sun Hung Kai Properties Ltd. (Hong Kong)	1.69

TOTAL	35.58%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of 2/28/05

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 16.55%, while the Index returned 15.35%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.93%	17.87%	18.02%	2.37%	2.84%	1.46%	(3.67)%	(3.63)%	(3.20)%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.93%	17.87%	18.02%	12.45%	15.05%	7.52%	(28.46)%	(28.20)%	(25.30)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	49.80%
Communications	18.53
Industrial	14.10
Consumer Cyclical	6.15
Diversified	5.21
Consumer Non-Cyclical	3.51
Technology	2.66
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
DBS Group Holdings Ltd.	13.98%
United Overseas Bank Ltd.	11.92
Singapore Telecommunications Ltd.	11.70
Oversea-Chinese Banking Corp.	10.73
Singapore Press Holdings Ltd.	4.65
Singapore Airlines Ltd.	3.98
Keppel Corp. Ltd.	3.82
City Developments Ltd.	3.42
Venture Corp. Ltd.	3.05
Singapore Technologies Engineering Ltd.	3.01

TOTAL	70.26%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of 2/28/05

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 36.86%, while the Index returned 37.69%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.56%	39.27%	41.11%	45.43%	45.28%	47.27%	117.22%	116.76%	122.84%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Financial	32.36%
Basic Materials	17.60
Communications	14.14
Energy	10.15
Consumer Cyclical	9.05
Diversified	8.56
Consumer Non-Cyclical	4.51
Industrial	3.58
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Sasol Ltd.	10.15%
Standard Bank Group Ltd.	9.62
MTN Group Ltd.	7.83
Old Mutual PLC	7.47
FirstRand Ltd.	5.11
Sanlam Ltd.	4.32
Impala Platinum Holdings Ltd.	3.92
Telkom South Africa Ltd.	3.44
AngloGold Ashanti Ltd.	3.34
Gold Fields Ltd.	2.89

TOTAL	58.09%

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of 2/28/05

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 41.92%, while the Index returned 41.92%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.32%	25.04%	26.27%	11.85%	12.07%	12.29%	71.41%	72.98%	74.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the South Korea Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Industrial	40.09%
Financial	15.58
Consumer Cyclical	13.24
Basic Materials	10.26
Communications	7.26
Consumer Non-Cyclical	4.48
Energy	4.46
Utilities	2.96
Short-Term and Other Net Assets	1.67

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Samsung Electronics Co. Ltd.	23.29%
POSCO	7.47
Kookmin Bank	6.29
Hyundai Motor Co. Ltd.	4.21
LG Electronics Inc.	4.04
Shinhan Financial Group Ltd.	3.22
Samsung SDI Co. Ltd.	3.02
Korea Electric Power Corp.	2.96
SK Telecom Co. Ltd.	2.91
SK Corp.	2.76

TOTAL	60.17%

FUND PERFORMANCE OVERVIEW	11

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of 2/28/05

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 16.27%, while the Index returned 16.50%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.31)%	0.20%	(0.98)%	(8.31)%	(7.81)%	(7.46)%	(33.48)%	(31.74)%	(30.54)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Taiwan Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/05
Sector	% of Net Assets
Technology	32.92%
Financial	22.84
Industrial	21.41
Basic Materials	13.42
Consumer Cyclical	4.89
Communications	3.44
Consumer Non-Cyclical	0.90
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/05
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.09%
Hon Hai Precision Industry Co. Ltd.	5.29
United Microelectronics Corp.	4.78
Cathay Financial Holding Co. Ltd.	4.28
China Steel Corp.	4.06
Nan Ya Plastic Corp.	3.47
Formosa Plastic Co.	3.28
Mega Financial Holding Co. Ltd.	2.85
AU Optronics Corp.	2.79
Asustek Computer Inc.	2.79

TOTAL	47.68%

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Australia
Actual	$1,000.00	$1,356.90	0.58%	$3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Brazil
Actual	1,000.00	1,515.90	0.74	4.62
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74	3.71
Canada
Actual	1,000.00	1,238.60	0.58	3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Emerging Markets
Actual	1,000.00	1,376.80	0.77	4.54
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77	3.86

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Hong Kong
Actual	$1,000.00	$1,119.30	0.58%	$3.05
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Malaysia
Actual	1,000.00	1,111.40	0.58	3.04
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Mexico
Actual	1,000.00	1,397.50	0.58	3.45
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Pacific ex-Japan
Actual	1,000.00	1,278.10	0.50	2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Singapore
Actual	1,000.00	1,165.50	0.58	3.11
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
South Africa
Actual	1,000.00	1,368.60	0.73	4.29
Hypothetical (5% return before expenses)	1,000.00	1,021.41	0.73	3.66
South Korea
Actual	1,000.00	1,419.20	0.74	4.44
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74	3.71
Taiwan
Actual	1,000.00	1,162.70	0.76	4.08
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76	3.81

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.04%

AIRLINES – 0.53%
Qantas Airways Ltd.	639,909	$1,844,010

		1,844,010
BANKS – 28.22%
Australia & New Zealand Banking Group Ltd.	1,281,923	21,747,278
Commonwealth Bank of Australia	896,355	25,780,232
National Australia Bank Ltd.	1,091,752	24,960,595
Suncorp-Metway Ltd.	382,665	5,735,340
Westpac Banking Corp. Ltd.	1,255,517	19,046,787

		97,270,232
BEVERAGES – 3.19%
Coca-Cola Amatil Ltd.	365,593	2,374,049
Foster’s Group Ltd.	1,408,268	5,824,538
Lion Nathan Ltd.	207,871	1,244,239
Southcorp Ltd.	447,752	1,549,753

		10,992,579
BIOTECHNOLOGY – 0.48%
Sonic Healthcare Ltd.	172,660	1,659,871

		1,659,871
BUILDING MATERIALS – 3.15%
Boral Ltd.	405,333	2,059,351
CSR Ltd.	647,281	1,238,364
James Hardie Industries NV	324,659	1,554,115
Rinker Group Ltd.	662,765	5,997,950

		10,849,780
COMMERCIAL SERVICES – 1.25%
Brambles Industries Ltd.[1]	681,390	4,294,916

		4,294,916
COMPUTERS – 0.37%
Computershare Ltd.	276,855	1,265,941

		1,265,941
DIVERSIFIED FINANCIAL SERVICES – 2.51%
Australian Stock Exchange Ltd.[1]	72,653	1,194,461
Macquarie Bank Ltd.	156,170	6,099,597
Perpetual Trustees Australia Ltd.[1]	27,160	1,343,248

		8,637,306
ENGINEERING & CONSTRUCTION – 0.22%
Leighton Holdings Ltd.[1]	96,418	765,414

		765,414
ENTERTAINMENT – 2.00%
Aristocrat Leisure Ltd.[1]	219,220	1,874,280
TABCORP Holdings Ltd.	365,657	5,027,594

		6,901,874
FOOD – 2.63%
Woolworths Ltd.	734,416	9,071,731

		9,071,731
FOREST PRODUCTS & PAPER – 0.33%
PaperlinX Ltd.[1]	315,541	1,129,720

		1,129,720
GAS – 1.05%
Australian Gas Light Co. Ltd.	320,227	3,622,524

		3,622,524
HEALTH CARE-PRODUCTS – 0.26%
Cochlear Ltd.[1]	38,137	881,004

		881,004
HOLDING COMPANIES - DIVERSIFIED – 0.56%
Patrick Corp. Ltd.[1]	397,172	1,932,758

		1,932,758
HOUSEHOLD PRODUCTS & WARES – 0.21%
Pacific Brands Ltd.	355,602	733,966

		733,966
INSURANCE – 6.19%
AMP Ltd.	1,309,773	7,611,065
AXA Asia Pacific Holdings Ltd.	493,148	1,671,643
Insurance Australia Group Ltd.	1,121,424	5,697,552
QBE Insurance Group Ltd.	523,394	6,361,249

		21,341,509
INVESTMENT COMPANIES – 1.14%
Macquarie Infrastructure Group	1,364,429	3,942,673

		3,942,673
IRON & STEEL – 1.43%
BHP Steel Ltd.[1]	527,201	4,055,445
OneSteel Ltd.	391,261	857,263

		4,912,708

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
MANUFACTURING – 3.65%
Ansell Ltd.	101,462	$814,316
Futuris Corp. Ltd.	366,095	598,687
Orica Ltd.	191,284	2,953,498
Wesfarmers Ltd.	265,028	8,226,346

		12,592,847
MEDIA – 0.97%
John Fairfax Holdings Ltd.	651,255	2,192,075
Publishing & Broadcasting Ltd.	93,508	1,149,843

		3,341,918
MINING – 17.21%
Alumina Ltd.	817,016	3,910,990
BHP Billiton Ltd.	2,521,688	38,315,256
Iluka Resources Ltd.	163,325	736,444
Newcrest Mining Ltd.	232,897	3,189,271
Rio Tinto Ltd.[1]	219,240	8,228,785
WMC Resources Ltd.	822,463	4,955,604

		59,336,350
OIL & GAS – 3.26%
Origin Energy Ltd.	468,151	2,571,760
Origin Energy Ltd. Rights[2]	76,547	74,744
Santos Ltd.	409,678	2,894,484
Woodside Petroleum Ltd.	328,762	5,684,312

		11,225,300
PACKAGING & CONTAINERS – 1.03%
Amcor Ltd.	622,061	3,545,650

		3,545,650
PHARMACEUTICALS – 1.45%
CSL Ltd.	139,583	3,551,395
Mayne Group Ltd.	452,893	1,445,307

		4,996,702
REAL ESTATE – 10.77%
Centro Properties Group	542,618	2,183,940
Commonwealth Property Office Fund[1]	924,119	895,007
DB RREEF Trust	1,731,256	1,745,434
Gandel Retail Trust	1,047,794	1,305,912
General Property Trust	1,416,373	4,115,259
ING Industrial Fund	494,312	808,364
Investa Property Group[1]	1,021,216	1,653,812
Lend Lease Corp Ltd.	254,043	2,500,733
Macquarie Goodman Group[2]	736,507	2,291,930
Mirvac Group	587,626	2,108,521
Stockland Trust Group	888,632	4,063,337
Westfield Group	1,006,763	13,466,837

		37,139,086
RETAIL – 2.05%
Coles Myer Ltd.	823,779	6,245,289
Harvey Norman Holdings Ltd.	373,547	821,417

		7,066,706
TELECOMMUNICATIONS – 2.42%
Telstra Corp. Ltd.[1]	1,489,668	6,220,334
Transurban Group[1]	377,039	2,119,132

		8,339,466
TRANSPORTATION – 0.51%
Toll Holdings Ltd.	170,526	1,758,483

		1,758,483

TOTAL COMMON STOCKS (Cost: $ 287,214,427)		341,393,024

SHORT-TERM INVESTMENTS – 7.26%

COMMERCIAL PAPER[3] – 1.70%
Amstel Funding Corp. 2.95%, 08/19/05	$50,071	49,370
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	132,509	132,457
ANZ National Bank Ltd. 2.94%, 08/15/05	60,231	59,411
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	266,532	266,317
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	132,509	132,304
Bryant Park Funding LLC 2.50%, 03/16/05	12,046	12,034
Chariot Funding LLC 2.54%, 03/21/05	120,462	120,292
Chesham Finance LLC 2.55%, 03/04/05	48,185	48,175
Corporate Asset Funding 2.55%, 03/24/05	60,231	60,133

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Principal	Value
CRC Funding LLC 2.53%, 03/11/05	$30,116	$30,094
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	223,388	223,141
DEPFA Bank PLC 2.28%, 05/03/05	60,231	59,991
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	391,503	390,796
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	114,839	114,715
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	464,458	463,916
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	279,714	279,200
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	150,578	150,516
Fortis Funding LLC 2.35%, 05/09/05	168,647	167,888
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	265,017	264,329
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	145,219	145,064
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	355,364	350,994
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	549,586	549,087
Kitty Hawk Funding Corp. 2.54%, 03/15/05	180,694	180,516
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	66,254	66,190
Moat Funding LLC 2.50%, 03/23/05	24,092	24,056
Nordea North America Inc. 2.74%, 07/11/05	60,231	59,626
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	188,165	188,037
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	84,324	84,216
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	255,957	255,603
Ranger Funding Co. LLC 2.54%, 03/04/05	35,822	35,814
Santander Central Hispano 2.75%, 07/08/05	150,578	149,097
Scaldis Capital LLC 2.75%, 07/08/05	30,149	29,852
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	204,290	203,991
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	201,083	201,083
UBS Finance (Delaware) 2.62%, 03/01/05	240,925	240,925
Windmill Funding Corp. 2.55%, 03/08/05	42,162	42,141
Yorktown Capital LLC 2.53%, 03/17/05	42,162	42,114

		5,873,485

FLOATING RATE NOTES[3] – 2.67%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	55,413	55,415
American Express Centurion Bank 2.58%, 01/24/06	180,694	180,694
American Express Credit Corp. 2.68%, 10/26/05	240,925	241,004
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	78,301	78,280
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	451,734	451,770

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	$409,572	$409,492
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	240,925	240,906
Commodore CDO Ltd. 2.55%, 12/12/05	30,116	30,116
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	361,387	361,331
DEPFA Bank PLC 2.47%, 12/15/05	120,462	120,462
Dorada Finance Inc. 2.66%, 07/29/05	99,984	99,971
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	180,694	180,692
Fifth Third Bancorp 2.57%, 02/23/06[4]	240,925	240,925
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	156,601	156,608
General Electric Capital Corp. 2.69%, 03/09/06	54,208	54,283
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	51,447	51,447
Hartford Life Global Funding Trust 2.58%, 02/15/06	120,462	120,462
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	361,387	361,386
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	542,081	542,088
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	126,486	126,486
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	493,896	494,024
Lothian Mortgages PLC 2.61%, 01/24/06	240,925	240,925
MetLife Funding Inc. 2.58%, 03/06/06	180,694	180,694
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	301,156	301,134
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	445,711	445,805
Norddeutsche Landesbank 2.63%, 07/27/05	120,462	120,445
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	361,387	361,387
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	325,249	325,249
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	66,254	66,240
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	614,359	614,389
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	370,663	370,648
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	361,387	361,388
Wells Fargo & Co. 2.56%, 03/15/06[4]	60,231	60,240
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	421,619	421,581
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	658,930	658,882

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Winston Funding Ltd. 2.75%, 04/25/05	$86,010	$86,010

		9,212,859

MEDIUM-TERM NOTES[3] – 0.04%
CC USA Inc. 1.29%, 04/15/05[4]	120,462	120,461

		120,461

MONEY MARKET FUNDS[3] – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	566,201	566,201
BlackRock Temp Cash Money Market Fund	22,465	22,465
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	45,454	45,454

		634,120

REPURCHASE AGREEMENTS[3] – 1.36%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,710,604 and effective yields of 2.62% - 2.63%.[6]	$2,710,407	2,710,407
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $1,987,776 and an effective yield of 2.63%.[6]	1,987,631	1,987,631

		4,698,038

TIME DEPOSITS[3] – 1.21%
Abbey National Treasury Services PLC 1.39%, 04/08/05	84,324	84,322
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	180,694	180,694
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	168,647	168,647
Credit Suisse First Boston 2.55%, 03/22/05	120,462	120,462
Deutsche Bank AG 2.51%, 03/01/05	200,611	200,611
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	1,301,156	301,156
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	197,558	197,557
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	722,775	722,775
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	210,809	210,809
Norddeutsche Landesbank 2.11%, 06/07/05	120,462	120,456
Royal Bank of Scotland 2.54%, 03/22/05	30,116	30,116
Societe Generale 2.53%, 03/22/05	12,046	12,046
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	481,850	481,828
UBS AG 2.67%, 11/09/05	48,185	48,182
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	554,127	554,128
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	740,844	740,842

		4,174,631
U.S. GOVERNMENT AGENCY NOTES[3] – 0.09%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	144,378	144,098

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2005

Security	Principal	Value
Federal National Mortgage Association 2.33%, 07/22/05	$180,694	$179,025

		323,123

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,036,717)		25,036,717

TOTAL INVESTMENTS IN SECURITIES – 106.30% (Cost: $312,251,144)		366,429,741
Other Assets, Less Liabilities – (6.30%)		(21,727,963)

NET ASSETS – 100.00%		$344,701,778

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 31.46%

AGRICULTURE – 1.09%
Souza Cruz SA	379,600	$5,110,776

		5,110,776
BANKS – 3.42%
Banco Bradesco SA1	29,797	945,296
Unibanco Uniao de Bancos Brasileiros SA	1,972,410	15,032,973

		15,978,269
ELECTRIC – 1.49%
Centrais Eletricas Brasileiras SA	475,251,000	6,948,345

		6,948,345
IRON & STEEL – 3.13%
Companhia Siderurgica Nacional SA	563,584	14,652,421

		14,652,421
MINING – 8.72%
Companhia Vale do Rio Doce ADR[2]	1,165,311	40,785,885

		40,785,885
OIL & GAS – 11.31%
Petroleo Brasileiro SA	1,075,900	52,863,643

		52,863,643

TELECOMMUNICATIONS – 1.77%
Brasil Telecom Participacoes SA	316,092,000	3,117,201
Tele Norte Leste Participacoes SA	259,711	5,154,531

		8,271,732
WATER – 0.53%
Companhia de Saneamento Basico do Estado de Sao Paulo	40,810,000	2,478,678

		2,478,678

TOTAL COMMON STOCKS (Cost: $88,034,806)		147,089,749

PREFERRED STOCKS – 68.10%

AEROSPACE & DEFENSE – 2.55%
Embraer-Empresa Brasileira de Aeronautica SA	1,409,843	11,945,280

		11,945,280
BANKS – 10.21%
Banco Bradesco SA	690,893	21,891,532
Banco Itau Holding Financeira SA	148,437	25,842,596

		47,734,128
BEVERAGES – 4.73%
Companhia de Bebidas das Americas	74,571,000	22,128,812

		22,128,812
BUILDING MATERIALS – 0.43%
Duratex SA	42,294,000	1,996,273

		1,996,273
CHEMICALS – 1.61%
Braskem SA Class A	148,459,000	7,524,181

		7,524,181
ELECTRIC – 3.82%
Centrais Eletricas Brasileiras SA Class B	314,237,000	4,400,958
Companhia Energetica de Minas Gerais	402,164,467	10,471,289
Companhia Paranaense de Energia Class B	541,699,000	2,973,868

		17,846,115
FOOD – 1.84%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	153,594,000	3,660,466
Sadia SA	2,597,000	4,963,412

		8,623,878
FOREST PRODUCTS & PAPER – 3.76%
Aracruz Celulose SA Class B	1,855,000	7,090,589
Klabin SA	2,509,444	4,883,452
Votorantim Celulose e Papel SA	371,000	5,582,045

		17,556,086
IRON & STEEL – 5.75%
Companhia Siderurgica de Tubarao	63,070,000	4,021,254
Gerdau SA	556,678	10,973,109
Usinas Siderurgicas de Minas Gerais SA Class A	445,200	11,867,407

		26,861,770

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
MINING – 11.61%
Caemi Mineracao e Metalurgica SA1	6,913,585	$7,141,608
Companhia Vale do Rio Doce Class A	1,632,400	47,113,663

		54,255,271

OIL & GAS – 12.98%
Petroleo Brasileiro SA	1,409,800	60,668,171

		60,668,171

TELECOMMUNICATIONS – 8.46%
Brasil Telecom Participacoes SA	1,005,039,000	6,824,034
Embratel Participacoes SA1	992,481,000	1,754,766
Tele Centro Oeste Celular Participacoes SA	908,950,802	3,428,672
Tele Norte Leste Participacoes SA	964,652	16,025,595
Telemig Celular Participacoes SA	1,069,685,000	1,618,134
Telesp Celular Participacoes SA1	2,407,265,180	6,584,520
TIM Participacoes SA	2,028,851,907	3,320,257

		39,555,978

TEXTILES – 0.35%
Companhia de Tecidos Norte de Minas	16,324,400	1,648,387

		1,648,387

TOTAL PREFERRED STOCKS (Cost: $207,921,408)		318,344,330

SHORT-TERM INVESTMENTS – 2.17%

COMMERCIAL PAPER[3] – 0.44%
Amstel Funding Corp. 2.95%, 08/19/05	$17,696	17,448
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	46,831	46,812
ANZ National Bank Ltd. 2.94%, 08/15/05	21,287	20,997
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	94,198	94,122
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	46,831	46,759
Bryant Park Funding LLC 2.50%, 03/16/05	4,257	4,253
Chariot Funding LLC 2.54%, 03/21/05	42,574	42,514
Chesham Finance LLC 2.55%, 03/04/05	17,030	17,026
Corporate Asset Funding 2.55%, 03/24/05	21,287	21,252
CRC Funding LLC 2.53%, 03/11/05	10,643	10,636
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	78,950	78,862
DEPFA Bank PLC 2.28%, 05/03/05	21,287	21,202
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	138,365	138,115
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	40,586	40,543
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	164,148	163,957
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	98,856	98,676
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	53,217	53,196
Fortis Funding LLC 2.35%, 05/09/05	59,603	59,335
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	93,662	93,420
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	51,323	51,268
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	125,593	124,048
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	194,235	194,059
Kitty Hawk Funding Corp. 2.54%, 03/15/05	63,861	63,798

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2005

Security	Principal	Value
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	$23,416	$23,392
Moat Funding LLC 2.50%, 03/23/05	8,515	8,502
Nordea North America Inc. 2.74%, 07/11/05	21,287	21,073
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	66,501	66,456
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	29,802	29,764
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	90,460	90,335
Ranger Funding Co. LLC 2.54%, 03/04/05	12,660	12,657
Santander Central Hispano 2.75%, 07/08/05	53,217	52,694
Scaldis Capital LLC 2.75%, 07/08/05	10,655	10,550
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	72,200	72,094
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	71,067	71,067
UBS Finance (Delaware) 2.62%, 03/01/05	85,148	85,148
Windmill Funding Corp. 2.55%, 03/08/05	14,901	14,893
Yorktown Capital LLC 2.53%, 03/17/05	14,901	14,884

		2,075,807

FLOATING RATE NOTES[3] – 0.70%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	19,584	19,585
American Express Centurion Bank 2.58%, 01/24/06	63,861	63,861
American Express Credit Corp. 2.68%, 10/26/05	85,148	85,176
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	27,673	27,666
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	159,652	159,664
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	144,751	144,723
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	85,148	85,141
Commodore CDO Ltd. 2.55%, 12/12/05	10,643	10,643
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	127,721	127,702
DEPFA Bank PLC 2.47%, 12/15/05	42,574	42,574
Dorada Finance Inc. 2.66%, 07/29/05	35,336	35,332
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	63,861	63,860
Fifth Third Bancorp 2.57%, 02/23/06[4]	85,148	85,148
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	55,346	55,349
General Electric Capital Corp. 2.69%, 03/09/06	19,158	19,185
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	18,182	18,182
Hartford Life Global Funding Trust 2.58%, 02/15/06	42,574	42,574
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	127,721	127,722
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	191,582	191,586
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	44,703	44,702

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	$174,553	$174,598
Lothian Mortgages PLC 2.61%, 01/24/06	85,148	85,148
MetLife Funding Inc. 2.58%, 03/06/06	63,861	63,861
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	106,435	106,427
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	157,523	157,556
Norddeutsche Landesbank 2.63%, 07/27/05	42,574	42,568
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	127,721	127,722
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	114,949	114,949
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	23,416	23,411
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	217,126	217,137
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	131,000	130,994
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	127,721	127,722
Wells Fargo & Co. 2.56%, 03/15/06[4]	21,287	21,290
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	149,008	148,996
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	232,879	232,863
Winston Funding Ltd. 2.75%, 04/25/05	30,398	30,398

		3,256,015

MEDIUM-TERM NOTES[3] – 0.01%
CC USA Inc. 1.29%, 04/15/05[4]	42,574	42,574

		42,574

MONEY MARKET FUNDS[3] – 0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	1,511,654	1,511,654
BlackRock Temp Cash Money Market Fund	7,940	7,940
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	16,064	16,064

		1,535,658

REPURCHASE AGREEMENTS[3] – 0.35%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $957,981 and effective yields of 2.62% - 2.63%.[6]	$957,911	957,911
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $702,520 and an effective yield of 2.63%.[6]	702,468	702,468

		1,660,379

TIME DEPOSITS[3] – 0.32%
Abbey National Treasury Services PLC 1.39%, 04/08/05	29,802	29,801
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	63,861	63,860

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2005

Security	Principal	Value
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	$59,603	$59,604
Credit Suisse First Boston 2.55%, 03/22/05	42,574	42,574
Deutsche Bank AG 2.51%, 03/01/05	70,900	70,900
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	106,435	106,435
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	69,821	69,821
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	255,443	255,443
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	74,504	74,504
Norddeutsche Landesbank 2.11%, 06/07/05	42,574	42,572
Royal Bank of Scotland 2.54%, 03/22/05	10,643	10,643
Societe Generale 2.53%, 03/22/05	4,257	4,257
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	170,295	170,289
UBS AG 2.67%, 11/09/05	17,030	17,028
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	195,840	195,840
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	261,829	261,829

		1,475,400

U.S. GOVERNMENT AGENCY NOTES[3] – 0.02%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	51,026	50,927
Federal National Mortgage Association 2.33%, 07/22/05	63,861	63,271

		114,198

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,160,031)		10,160,031

TOTAL INVESTMENTS IN SECURITIES – 101.73% (Cost: $306,116,245)		475,594,110
Other Assets, Less Liabilities – (1.73%)		(8,102,340)

NET ASSETS – 100.00%		$467,491,770

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.78%

AEROSPACE & DEFENSE – 0.17%
CAE Inc.	113,665	$522,460

		522,460
AUTO PARTS & EQUIPMENT – 1.21%
Magna International Inc. Class A	51,194	3,796,236

		3,796,236
BANKS – 20.32%
Bank of Montreal	267,963	11,926,664
Bank of Nova Scotia	525,186	17,090,335
Canadian Imperial Bank of Commerce	186,518	10,448,771
National Bank of Canada	96,481	4,160,802
Royal Bank of Canada	343,322	20,179,804

		63,806,376
BEVERAGES – 0.18%
Cott Corp.[1]	23,807	580,068

		580,068
BUILDING MATERIALS – 0.32%
Masonite International Corp.[1]	29,714	1,012,867

		1,012,867
CHEMICALS – 3.18%
Agrium Inc.	72,316	1,306,653
Methanex Corp.	52,268	948,240
NOVA Chemicals Corp.	50,120	2,528,018
Potash Corp. of Saskatchewan Inc.	58,712	5,217,783

		10,000,694
COMMERCIAL SERVICES – 0.25%
Quebecor World Inc.	34,368	796,850

		796,850
COMPUTERS – 0.30%
CGI Group Inc.[1]	144,283	933,168

		933,168
DIVERSIFIED FINANCIAL SERVICES – 0.99%
C.I. Fund Management Inc.	70,636	988,398
IGM Financial Inc.	61,218	1,871,601
TSX Group Inc.	5,329	255,785

		3,115,784
ELECTRIC – 0.19%
TransAlta Corp.	40,633	588,405

		588,405
ELECTRONICS – 0.39%
Celestica Inc.[1]	95,049	1,221,749

		1,221,749
ENERGY – ALTERNATE SOURCES – 0.09%
Ballard Power Systems Inc.[1]	48,867	292,598

		292,598
ENGINEERING & CONSTRUCTION – 0.42%
SNC-Lavalin Group Inc.	26,134	1,326,685

		1,326,685
ENTERTAINMENT – 0.14%
Intrawest Corp.	22,912	436,916

		436,916
FOOD – 1.62%
George Weston Ltd.	16,289	1,431,185
Loblaw Companies Ltd.	63,008	3,644,540

		5,075,725
FOREST PRODUCTS & PAPER – 0.56%
Abitibi-Consolidated Inc.	157,162	731,343
Domtar Inc.	111,875	1,012,991

		1,744,334
HAND & MACHINE TOOLS – 0.34%
Finning International Inc.	39,738	1,068,452

		1,068,452
HEALTH CARE-SERVICES – 0.33%
MDS Inc.	78,402	1,026,906

		1,026,906
HOLDING COMPANIES – DIVERSIFIED – 1.89%
Brascan Corp. Class A	128,733	4,754,701
Onex Corp.	71,990	1,180,116

		5,934,817
INSURANCE – 13.26%
Fairfax Financial Holdings Ltd.	5,907	969,523
Great-West Lifeco Inc.	148,578	3,523,470
Manulife Financial Corp.	403,287	18,678,107
Power Corp. of Canada	179,358	4,618,191
Power Financial Corp.	138,904	3,757,369
Sun Life Financial Inc.	317,546	10,100,918

		41,647,578

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2005

Security	Shares	Value
IRON & STEEL – 0.46%
Dofasco Inc.	44,571	$1,455,483

		1,455,483

LODGING – 0.57%
Fairmont Hotels & Resorts Inc.	25,060	801,830
Four Seasons Hotels Inc.	13,610	984,765

		1,786,595

MANUFACTURING – 0.18%
Bombardier Inc. Class B	268,770	579,434

		579,434

MEDIA – 2.84%
Rogers Communications Inc. Class B	87,710	2,386,837
Shaw Communications Inc. Class B	98,328	1,808,653
Thomson Corp.	138,546	4,728,282

		8,923,772

MINING – 12.68%
Aber Diamond Corp.	12,709	427,011
Agnico-Eagle Mines Ltd.	42,602	625,929
Alcan Inc.	194,036	7,774,384
Barrick Gold Corp.	269,574	6,710,840
Cameco Corp.	89,679	4,096,547
Falconbridge Ltd.	46,361	1,361,562
Glamis Gold Ltd.[1]	69,273	1,212,221
Goldcorp Inc.	80,371	1,080,811
Inco Ltd.[1]	103,104	4,277,826
Kinross Gold Corp.[1]	165,396	1,108,740
Meridian Gold Inc.[1]	47,614	922,686
Noranda Inc.	94,691	1,756,390
Novelis Inc.[1]	38,179	900,741
Placer Dome Inc.	224,108	3,865,188
Teck Cominco Ltd. Class B	96,302	3,693,196

		39,814,072

OIL & GAS – 20.37%
Canadian Natural Resources Ltd.	130,491	7,440,705
EnCana Corp.	237,354	15,797,210
Husky Energy Inc.	71,063	2,070,840
Imperial Oil Ltd.	69,273	5,020,207
Nexen Inc.	70,353	3,568,017
Penn West Petroleum Ltd.	28,103	1,918,878
Petro-Canada	124,405	6,913,526
Precision Drilling Corp. Class A1	30,436	2,339,155
Shell Canada Ltd.	40,096	2,790,606
Suncor Energy Inc.	236,101	9,175,516
Talisman Energy Inc.	200,838	6,919,532

		63,954,192

PHARMACEUTICALS – 0.77%
Angiotech Pharmaceuticals Inc.[1]	41,349	687,244
Biovail Corp.[1]	68,020	1,081,835
QLT Corp.[1]	45,466	636,199

		2,405,278

PIPELINES – 3.48%
Enbridge Inc.	90,574	4,508,805
TransCanada Corp.	265,815	6,426,962

		10,935,767

REAL ESTATE – 0.92%
Brookfield Properties Corp.	51,558	2,038,915
MI Developments Inc. Class A	26,161	844,082

		2,882,997

RETAIL – 1.47%
Canadian Tire Corp. Class A	43,870	2,023,973
Hudson’s Bay Co.	42,065	431,190
Shoppers Drug Mart Corp.[1]	65,335	2,166,494

		4,621,657

SEMICONDUCTORS – 0.75%
ATI Technologies Inc.[1]	133,907	2,363,962

		2,363,962

SOFTWARE – 0.74%
Cognos Inc.[1]	43,676	1,882,133
Open Text Corp.[1]	22,375	434,139

		2,316,272

TELECOMMUNICATIONS – 4.13%
Aliant Inc.	5,808	134,710
BCE Inc.	168,797	3,948,026
Nortel Networks Corp.[1]	2,209,934	5,861,036
TELUS Corp.	25,776	799,995
TELUS Corp. NVS	73,748	2,210,880

		12,954,647

TRANSPORTATION – 4.27%
Canadian National Railway Co.	153,403	9,545,880
Canadian Pacific Railway Ltd.	89,142	3,181,467

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2005

Security	Shares	Value
CP Ships Ltd.	48,509	$668,913

		13,396,260

TOTAL COMMON STOCKS (Cost: $233,187,237)		313,319,056
SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	149,431	149,431

		149,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $149,431)		149,431

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $233,336,668)		313,468,487
Other Assets, Less Liabilities – 0.17%		529,515

NET ASSETS – 100.00%		$313,998,002

NVS – Non-Voting Shares

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 97.26%

ARGENTINA – 0.83%
Petrobras Energia Participaciones SA ADR[1]	847,997	$11,829,558
Tenaris SA ADR	397,711	26,149,498

		37,979,056

BRAZIL – 8.28%
Aracruz Celulose SA ADR[1]	276,252	10,585,977
Banco Bradesco SA ADR[1]	1,457,664	46,251,679
Banco Itau Holding Financiera SA ADR[1]	589,200	51,060,074
Brasil Telecom Participacoes SA ADR	332,547	11,306,598
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	404,893	9,709,334
Companhia Vale do Rio Doce ADR[1]	1,946,880	68,140,800
Companhia Vale do Rio Doce Sponsored ADR	2,534,027	72,954,633
Empresa Brasileira de Aeronautica SA ADR[1]	568,256	19,184,323
Petroleo Brasileiro SA ADR	1,138,368	55,552,358
Tele Norte Leste Participacoes SA ADR[1]	1,382,511	22,797,606
Telesp Celular Partcipacoes SA ADR	1,191,563	8,257,532
Votorantim Celulose e Papel ADR	219,426	3,247,505

		379,048,419

CHILE – 2.22%
Banco Santander Chile SA ADR	824,169	29,051,957
Compania de Telecomunicaciones de Chile SA ADR	1,434,007	17,036,003
Enersis SA Chile ADR	2,512,640	22,060,979
Sociedad Quimica y Minera de Chile SA ADR[1]	449,300	33,517,780

		101,666,719

CHINA – 4.99%
Aluminum Corp. of China Ltd. Class H1	4,992,000	3,328,363
Angang New Steel Co. Ltd. Class H1	7,488,000	4,680,510
Beijing Capital International Airport Co. Ltd. Class H	6,660,000	2,668,560
BYD Co. Ltd.[1]	624,000	1,916,209
China Eastern Airlines Corp. Ltd. Class H1	24,128,000	4,826,126
China Life Insurance Co. Ltd. Class H1	25,376,000	17,732,599
China Petroleum and Chemical Corp. Class H	68,224,000	31,272,742
China Shipping Development Co. Ltd. Class H1	7,506,000	7,458,697
China Southern Airlines Co. Ltd.[1]	14,150,000	5,216,113
China Telecom Corp. Ltd. Class H	35,862,000	13,794,580
Cofco International Ltd.[1]	2,502,000	1,275,197
Cosco Pacific Ltd.[1]	2,502,000	5,565,953
Datang International Power Generation Co. Ltd. Class H1	3,336,000	2,587,820
Guangshen Railway Co. Ltd. Class H1	26,694,363	9,840,341
Huadian Power International Corp. Ltd.[1]	14,178,000	4,317,490
Huaneng Power International Inc. Class H1	10,008,000	7,763,461
Jiangsu Expressway Co. Ltd. Class H1	2,502,000	1,227,076
Jiangxi Copper Co. Ltd.[1]	8,338,000	5,078,182
Maanshan Iron & Steel Co. Ltd. Class H1	9,152,000	3,637,730
PetroChina Co. Ltd. Class H1	84,864,000	53,589,842
Ping An Insurance (Group) Co. of China Ltd. Class H	4,784,000	8,035,542
Qingling Motors Co. Ltd.[1]	5,838,000	958,135
Semiconductor Manufacturing International Corp.[1]	12,480,000	2,704,295
Sinopec Beijing Yanhua Petrochemical Co. Ltd. Class H1	5,824,000	2,762,968
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,008,000	4,330,857
Sinotrans Ltd.[1]	6,656,000	2,261,580
Travelsky Technology Ltd. Class H	834,000	721,810
Tsingtao Brewery Co. Ltd. Class H1	1,668,000	1,796,503
Yanzhou Coal Mining Co. Ltd. Class H	5,838,000	9,207,080

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares	Value
Yizheng Chemical Fibre Co. Ltd. Class H1	3,336,000	$688,660
Zhejiang Expressway Co. Ltd. Class H1	10,008,000	7,250,175

		228,495,196

CZECH REPUBLIC – 2.76%
CEZ AS	2,435,476	46,580,096
Komercni Banka AS	119,181	19,874,290
Philip Morris CR AS	46,680	40,371,542
Unipetrol AS	2,394,500	19,326,982

		126,152,910

HONG KONG – 3.76%
Air China Ltd.	12,480,000	4,760,519
Beijing Enterprises Holdings Ltd.	1,668,000	2,448,805
China Everbright Pacific Ltd.[1]	9,490,000	4,532,577
China Merchants Holdings International Co. Ltd.	1,668,000	3,486,072
China Mobile Ltd.	19,760,000	64,480,362
China Overseas Land & Investment Ltd.	13,322,000	3,501,676
China Resources Enterprises Ltd.[1]	5,838,000	8,308,829
China Resources Land Ltd.[1]	13,344,000	3,353,473
China Travel International Investment Hong Kong Ltd.[1]	29,406,951	9,709,122
Citic Pacific Ltd.	4,587,000	13,291,987
CNOOC Ltd.[1]	61,227,000	35,523,381
Denway Motors Ltd.	15,808,000	6,131,335
Lenovo Group Ltd.[1]	17,472,000	4,984,543
Shanghai Industrial Holdings Ltd.[1]	1,668,000	3,764,103
Shenzhen Investment Ltd.[1]	4,170,000	652,302
ZTE Corp.	915,200	3,361,966

		172,291,052

HUNGARY – 2.96%
BorsodChem Rt.	214,656	2,971,527
Gedeon Richter Rt	207,772	31,939,735
MATAV Rt	1,685,681	8,793,521
Mol Magyar Olaj-es Gazipari Rt	321,152	28,304,109
OTP Bank Rt	1,587,978	63,611,201

		135,620,093

INDIA – 5.39%
HDFC Bank Ltd. ADR[1]	1,054,560	49,617,048
ICICI Bank Ltd. ADR[1]	1,554,676	35,213,411
Infosys Technologies Ltd. ADR[1]	837,603	63,867,229
Mahanagar Telephone Nigam Ltd. ADR	2,492,847	17,026,145
Satyam Computer Services Ltd. ADR[1]	1,220,572	29,769,751
Videsh Sanchar Nigam Ltd. ADR[1]	2,618,028	25,761,396
Wipro Ltd. ADR[1]	1,184,532	25,751,726

		247,006,706

INDONESIA – 2.69%
PT Aneka Tambang Tbk	31,282,455	7,265,167
PT Astra International Inc. Tbk	11,470,230	13,381,419
PT Bank Central Asia Tbk	20,850,000	7,376,046
PT Bank Danamon Indonesia Tbk	6,458,987	3,331,533
PT Bank Mandiri Tbk	21,892,500	4,280,359
PT Bank Pan Indonesia Tbk	84,718,918	4,758,718
PT Bank Rakyat Indonesia Tbk	19,167,061	6,780,678
PT Bumi Resources Tbk	38,064,000	3,494,939
PT Gudang Garam Tbk	4,170,987	6,938,504
PT Hanjaya Mandala Sampoerna Tbk	11,261,667	9,914,403
PT Kalbe Farma Tbk	126,565,156	10,800,591
PT Matahari Putra Prima Tbk	36,496,194	2,641,366
PT Perusahaan Gas Negara Tbk	11,662,500	3,432,926
PT Ramayana Lestari Sentosa Tbk	41,709,870	3,514,307
PT Semen Gresik (Persero) Tbk	224,000	430,700
PT Telekomunikasi Indonesia Tbk	66,640,186	31,853,397
PT Tempo Scan Pacific Tbk	467,376	416,511
PT United Tractors Tbk	8,175,771	2,671,532

		123,283,096

ISRAEL – 4.42%
Alvarion Ltd.	249,600	2,520,960
AudioCodes Ltd.[1]	356,938	4,536,682
Bank Hapoalim Ltd.	4,832,007	17,579,016
Bank Leumi Le-Israel	6,326,267	18,665,288
Check Point Software Technologies Ltd.[1]	673,504	14,904,644
Clal Industries and Investments Ltd.	226,720	1,112,093

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares	Value
Clal Insurance Co. Ltd.	41,184	$840,443
ECI Telecom Ltd.	204,256	1,540,090
Elbit Systems Ltd.	318,656	7,943,500
Elite Industries Ltd.	93,600	858,834
Given Imaging Ltd.[1]	62,816	1,977,448
Israel Chemicals Ltd.	3,678,005	9,811,396
Israel Corp. Ltd. (The)	4,576	1,068,102
Israel Discount Bank Class A	7,252,177	9,858,024
Koor Industries Ltd.	134,841	7,510,289
Lipman Electronic Engineering Ltd.	44,096	1,291,131
Makhteshim-Agan Industries Ltd.	1,462,780	8,254,943
M-Systems Flash Disk Pioneers Ltd.[1]	352,352	8,322,554
NICE Systems Ltd.	41,700	1,401,987
Orbotech Ltd.[1]	319,904	7,309,806
Supersol Ltd.	817,583	2,293,783
Teva Pharmaceutical Industries Ltd.	2,031,964	61,634,139
United Mizrahi Bank Ltd.	2,276,524	11,072,435

		202,307,587

MEXICO – 7.34%
Alfa SA de CV Class A	1,755,295	9,890,769
America Movil SA de CV Series L	27,962,300	81,680,399
Cemex SA de CV Series CPO	3,678,005	29,442,610
Consorcio Ara SA de CV2	2,919,000	10,842,545
Controladora Comercial Mexicana SA de CV	4,044,900	4,430,819
Corporacion GEO SA de CV Series B2	1,497,600	3,773,789
Fomento Economico Mexicano SA de CV Class UBD	2,543,700	15,296,485
Grupo Carso SA de CV Series A1	125,305	676,585
Grupo Continental SA	2,215,225	4,014,337
Grupo Financiero Banorte SA de CV Series O	1,252,114	8,668,590
Grupo Mexico SA de CV Series B2	1,876,500	10,895,179
Grupo Modelo SA de CV Series C	5,475,410	16,734,637
Grupo Televisa SA Series CPO	8,610,085	27,821,169
Industrias Penoles SA de CV Series CP	376,120	2,049,853
Kimberly-Clark de Mexico SA de CV Class A	3,051,070	10,136,536
Telefonos de Mexico SA de CV Series L	30,971,655	60,704,918
TV Azteca SA de CV Series CPO[2]	4,003,200	2,266,558
Vitro SA de CV Series A	6,102,345	6,101,382
Wal-Mart de Mexico SA de CV Series V	8,302,582	30,532,813

		335,959,973

PERU – 0.28%
Companhia de Minas Buenaventura SA ADR	560,844	12,989,147

		12,989,147

PHILIPPINE ISLANDS – 1.67%
ABS-CBN Broadcasting Corp.	11,863,496	3,797,187
Ayala Corp.	62,924,480	9,207,057
Ayala Land Inc. Class B	11,724,327	2,015,705
Bank of the Philippine Islands	8,225,709	8,725,947
Equitable PCI Bank	4,910,231	4,355,669
Filinvest Land Inc.	103,293,112	3,400,596
Globe Telecom Inc.	238,100	4,071,760
Jollibee Foods Corp.	17,972,615	9,697,159
Manila Electric Co. Class B	4,597,660	2,606,812
Megaworld Corp.	70,911,068	2,204,825
Metropolitan Bank & Trust Co.	40	27
Petron Corp.	83,403,600	6,025,500
Philippine Long Distance Telephone Co.	518,105	13,076,999
SM Prime Holdings Inc.	46,394,830	7,297,587

		76,482,830

RUSSIA – 3.83%
JSC MMC Norilsk Nickel ADR	288,426	19,036,116
LUKOIL ADR[1]	602,905	84,255,974
Rostelecom ADR[1]	302,537	3,890,626
Surgutneftegaz ADR[1]	1,532,549	64,060,548
Tatneft ADR[1]	112,795	4,051,596

		175,294,860

SOUTH AFRICA – 13.37%
African Bank Investments Ltd.	4,049,439	12,158,694
Alexander Forbes Ltd.	4,024,108	8,089,811
Anglo American Platinum Corp. Ltd.	226,424	8,986,552

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares	Value
AngloGold Ashanti Ltd.[1]	458,474	$16,455,870
Anglovaal Industries Ltd.	1,677,712	4,414,993
Barloworld Ltd.	878,796	16,074,473
Bidvest Group Ltd.	1,038,114	13,544,629
Bidvest Group Ltd. Warrants (Expiring 12/8/06)[2]	18,430	62,016
Consol Ltd.[2]	1,677,712	3,358,290
Edgars Consolidated Stores Ltd.	175,968	9,018,472
FirstRand Ltd.	11,953,875	28,858,200
Foschini Ltd.	3,482,366	23,730,362
Gold Fields Ltd.	1,370,766	16,333,145
Impala Platinum Holdings Ltd.	196,817	17,355,068
Imperial Holdings Ltd.[2]	1,087,077	19,884,239
Investec Ltd.	364,861	10,829,258
Iscor Ltd.	1,494,055	16,525,988
JD Group Ltd.	1,183,192	13,271,237
Liberty Group Ltd.[1]	655,876	7,379,249
Massmart Holdings Ltd.	641,326	5,035,389
Metoz Holdings Ltd.	13,457,678	6,270,133
MTN Group Ltd.	4,341,424	35,802,392
Nampak Ltd.	3,206,187	8,907,535
Naspers Ltd.	1,629,573	21,894,298
Nedcor Ltd.	1,311,233	18,105,946
Network Healthcare Holdings Ltd.[2]	7,197,776	6,272,382
New Africa Capital Ltd.	3,685,511	7,186,526
Old Mutual PLC	14,627,991	39,832,219
Pick’n Pay Stores Ltd.[1]	1,906,958	7,601,441
Reunert Ltd.	660,192	4,055,674
Sanlam Ltd.	11,340,284	26,124,502
Sappi Ltd.	808,740	10,958,018
Sasol Ltd.	2,395,362	60,348,548
Shoprite Holdings Ltd.	4,848,481	11,838,726
SPAR Group Ltd. (The)[2]	669,052	2,903,626
Standard Bank Group Ltd.	3,706,789	41,110,142
Steinhoff International Holdings Ltd.	699,296	1,644,749
Telkom South Africa Ltd.	503,927	9,852,362
Tiger Brands Ltd.[1]	669,052	11,753,047
Tongaat-Hulett Group Ltd.	605,469	6,270,912
Truworths International Ltd.[1]	3,717,795	11,162,912
Woolworths Holdings Ltd.	6,084,420	10,950,812

		612,212,837

SOUTH KOREA – 17.28%
Kookmin Bank ADR[1]	2,836,288	130,724,514
Korea Electric Power Corp. ADR[1]	6,510,400	91,145,600
KT Corp. ADR[1]	2,605,437	60,472,190
POSCO ADR	2,674,880	145,112,240
Samsung Electronics Co. Ltd. GDR[3]	1,212,733	314,097,847
SK Telecom Co. Ltd. ADR[1]	2,327,654	49,579,028

		791,131,419

TAIWAN – 9.66%
AU Optronics Corp. ADR[1]	5,838,148	93,410,368
Chunghwa Telecom Co. Ltd. ADR[1]	3,498,420	76,265,553
Siliconware Precision Industries Co. ADR[1]	17,312,720	79,292,256
Taiwan Semiconductor Manufacturing Co. Ltd. ADR[1]	13,159,883	120,018,131
United Microelectronics Corp. ADR[1]	19,835,473	73,391,250

		442,377,558

THAILAND – 3.78%
Advanced Info Service PCL	3,210,900	9,229,135
Bangkok Bank PCL	3,917,600	12,386,454
Bangkok Expressway PCL	7,756,200	5,877,444
Banpu PCL	1,251,000	5,818,605
Charoen Pokphand Foods PCL	28,000	2,692
Electricity Generating PCL	1,707,600	3,792,684
Kasikornbank PCL	5,963,100	10,205,985
Kiatnakin Finance PCL	3,123,100	3,019,459
Kim Eng Securities Thailand PCL	2,680,200	2,591,257
Krung Thai Bank PCL	7,127,100	1,862,320
Land and House PCL	14,938,500	3,981,518
National Finance PCL	7,500,500	2,861,440
National Petrochemical PCL	1,668,000	5,317,376
PTT Exploration & Production PCL	1,334,400	11,436,718
PTT PCL	6,844,400	38,630,531

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares	Value
Ratchaburi Electricity Generating Holding PCL	13,739,800	$15,078,955
Sahaviriya Steel Industries PCL	61,864,200	4,849,558
Shin Corp. PCL	4,920,600	5,850,204
Siam Cement PCL	1,251,000	9,741,259
Siam City Cement PCL	250,200	1,843,648
Siam Makro PCL	5,629,500	7,649,177
Thai Airways International PCL	2,182,600	2,808,807
Thai Union Frozen Products PCL	5,004,000	3,791,900
TISCO Finance PCL	3,206,000	2,282,819
United Broadcasting Corp. PCL	3,541,300	2,313,366

		173,223,311

TURKEY – 1.58%
Adana Cimento TAS Class A	1,204,518	5,652,802
Akbank TAS	2,466,520	15,433,837
Akcansa Cimento AS	222,166	981,805
Arcelik AS	374,051	2,530,732
Dogan Yayin Holding AS	1,096,698	3,259,642
Eregli Demir ve Celik Fabrikalari TAS	963,484	5,162,194
Hurriyet Gazetecilik ve Matbaacilik AS	855,793	2,275,867
Trakya Cam Sanayii AS	494,212	1,824,545
Tupras-Turkiye Petrol Rafinerileri AS	341,180	4,536,613
Turk Hava Yollari Anonim Ortakligi	719,264	4,219,382
Turk Sise ve Cam Fabrikalari AS	2,120,802	6,933,870
Turkiye Garanti Bankasi AS	1,823,816	8,487,842
Vestel Elektronik Sanayi ve Ticaret AS	777,581	3,223,449
Yapi ve Kredi Bankasi AS	1,692,332	7,611,192

		72,133,772

VENEZUELA – 0.17%
Companhia Anonima Nacional Telefonos de Venezuela ADR	369,865	7,730,179

		7,730,179

TOTAL COMMON STOCKS (Cost: $3,463,911,369)		4,453,386,719

PREFERRED STOCKS – 1.70%

BRAZIL – 1.62%
Petroleo Brasileiro SA ADR[1]	1,741,534	74,015,195

		74,015,195

THAILAND – 0.08%
Siam Commercial Bank PCL	2,793,900	3,832,761

		3,832,761

TOTAL PREFERRED STOCKS (Cost: $55,049,535)		77,847,956

EXCHANGE-TRADED FUNDS – 0.85%
iShares MSCI Malaysia Index Fund[1,4]	970,065	6,955,366
iShares MSCI South Korea Index Fund[1,4]	395,057	13,562,307
iShares MSCI Taiwan Index Fund[1,4]	1,466,816	18,247,191

TOTAL EXCHANGE-TRADED FUNDS (Cost: $32,242,062)		38,764,864

SHORT-TERM INVESTMENTS – 15.56%

COMMERCIAL PAPER[5] – 3.63%
Amstel Funding Corp. 2.95%, 08/19/05	$1,417,836	1,397,969
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	3,752,153	3,750,643
ANZ National Bank Ltd. 2.94%, 08/15/05	1,705,524	1,682,303
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	7,547,183	7,541,088
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	3,752,153	3,746,352
Bryant Park Funding LLC 2.50%, 03/16/05	341,105	340,749
Chariot Funding LLC 2.54%, 03/21/05	3,411,048	3,406,235
Chesham Finance LLC 2.55%, 03/04/05	1,364,419	1,364,129

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Principal	Value
Corporate Asset Funding 2.55%, 03/24/05	$1,705,524	$1,702,745
CRC Funding LLC 2.53%, 03/11/05	852,762	852,163
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	6,325,516	6,318,499
DEPFA Bank PLC 2.28%, 05/03/05	1,705,524	1,698,734
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	11,085,906	11,065,898
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	3,251,820	3,248,295
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	13,151,705	13,136,350
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	7,920,454	7,905,901
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	4,263,810	4,262,057
Fortis Funding LLC 2.35%, 05/09/05	4,775,467	4,753,958
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	7,504,306	7,484,837
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	4,112,053	4,107,666
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	10,062,592	9,938,819
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	15,562,224	15,548,109
Kitty Hawk Funding Corp. 2.54%, 03/15/05	5,116,572	5,111,528
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	1,876,076	1,874,238
Moat Funding LLC 2.50%, 03/23/05	682,210	681,167
Nordea North America Inc. 2.74%, 07/11/05	1,705,524	1,688,389
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	5,328,125	5,324,513
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	2,387,734	2,384,689
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	7,247,761	7,237,740
Ranger Funding Co. LLC 2.54%, 03/04/05	1,014,343	1,014,129
Santander Central Hispano 2.75%, 07/08/05	4,263,810	4,221,870
Scaldis Capital LLC 2.75%, 07/08/05	853,717	845,304
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	5,784,728	5,776,256
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	5,693,926	5,693,927
UBS Finance (Delaware) 2.62%, 03/01/05	6,822,096	6,822,096
Windmill Funding Corp. 2.55%, 03/08/05	1,193,867	1,193,275
Yorktown Capital LLC 2.53%, 03/17/05	1,193,867	1,192,524

		166,315,144

FLOATING RATE NOTES[5] – 5.70%
Allstate Life Global Funding II 2.58%, 01/10/06[3]	1,569,082	1,569,135
American Express Centurion Bank 2.58%, 01/24/06	5,116,572	5,116,572
American Express Credit Corp. 2.68%, 10/26/05	6,822,096	6,824,345
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	2,217,181	2,216,610

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Principal	Value
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	$12,791,430	$12,792,443
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	11,597,563	11,595,290
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	6,822,096	6,821,555
Commodore CDO Ltd. 2.55%, 12/12/05	852,762	852,763
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	10,233,144	10,231,544
DEPFA Bank PLC 2.47%, 12/15/05	3,411,048	3,411,048
Dorada Finance Inc. 2.66%, 07/29/05	2,831,170	2,830,820
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	5,116,572	5,116,520
Fifth Third Bancorp 2.57%, 02/23/06[3]	6,822,096	6,822,096
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	4,434,362	4,434,541
General Electric Capital Corp. 2.69%, 03/09/06	1,534,972	1,537,104
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	1,456,786	1,456,786
Hartford Life Global Funding Trust 2.58%, 02/15/06	3,411,048	3,411,048
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	10,233,144	10,233,144
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	15,349,716	15,349,895
Leafs LLC 2.60%, 01/20/06 - 02/21/06[3]	3,581,600	3,581,601
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	13,985,297	13,988,867
Lothian Mortgages PLC 2.61%, 01/24/06	6,822,096	6,822,096
MetLife Funding Inc. 2.58%, 03/06/06	5,116,572	5,116,572
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	8,527,620	8,526,997
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[3]	12,620,878	12,623,537
Norddeutsche Landesbank 2.63%, 07/27/05	3,411,048	3,410,561
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[3]	10,233,144	10,233,144
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	9,209,830	9,209,830
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	1,876,076	1,875,689
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	17,396,345	17,397,186
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	10,495,795	10,495,360
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	10,233,144	10,233,144
Wells Fargo & Co. 2.56%, 03/15/06[3]	1,705,524	1,705,770
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	11,938,668	11,937,633

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	$18,658,433	$18,657,051
Winston Funding Ltd. 2.75%, 04/25/05	2,435,488	2,435,488

		260,873,785

MEDIUM-TERM NOTES[5] – 0.07%
CC USA Inc. 1.29%, 04/15/05[3]	3,411,048	3,411,006

		3,411,006

MONEY MARKET FUNDS[5] – 0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	19,743,472	19,743,472
BlackRock Temp Cash Money Market Fund	636,134	636,134
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	1,287,075	1,287,075

		21,666,681

REPURCHASE AGREEMENTS[5] – 2.91%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $76,754,188 and effective yields of 2.62% - 2.63%.[6]	$76,748,580	76,748,580
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $56,286,404 and an effective yield of 2.63%.[6]	56,282,292	56,282,292

		133,030,872

TIME DEPOSITS[5] – 2.58%
Abbey National Treasury Services PLC 1.39%, 04/08/05	2,387,734	2,387,696
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	5,116,572	5,116,579
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	4,775,467	4,775,467
Credit Suisse First Boston 2.55%, 03/22/05	3,411,048	3,411,048
Deutsche Bank AG 2.51%, 03/01/05	5,680,543	5,680,544
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	8,527,620	8,527,620
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	5,594,119	5,594,100
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	20,466,288	20,466,288
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	5,969,334	5,969,334
Norddeutsche Landesbank 2.11%, 06/07/05	3,411,048	3,410,866
Royal Bank of Scotland 2.54%, 03/22/05	852,762	852,763
Societe Generale 2.53%, 03/22/05	341,105	341,105
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	13,644,192	13,643,594
UBS AG 2.67%, 11/09/05	1,364,419	1,364,326
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	15,690,821	15,690,821
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	20,977,945	20,977,896

		118,210,047

U.S. GOVERNMENT AGENCY NOTES[5] – 0.20%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	4,088,243	4,080,332

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2005

Security	Principal	Value
Federal National Mortgage Association 2.33%, 07/22/05	$5,116,572	$5,069,318

		9,149,650

TOTAL SHORT-TERM INVESTMENTS (Cost: $712,657,185)		712,657,185

TOTAL INVESTMENTS IN SECURITIES – 115.37% (Cost: $4,263,860,151)		5,282,656,724
Other Assets, Less Liabilities – (15.37%)		(703,740,586)

NET ASSETS – 100.00%		$4,578,916,138

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

AIRLINES – 1.03%
Cathay Pacific Airways Ltd.	3,590,000	$6,605,399

		6,605,399

APPAREL – 0.81%
Yue Yuen Industrial Holdings Ltd.[1]	1,795,000	5,178,449

		5,178,449

BANKS – 14.13%
Bank of East Asia Ltd.	5,744,100	17,455,130
BOC Hong Kong Holdings Ltd.	15,796,000	30,076,431
Hang Seng Bank Ltd.[1]	3,159,200	43,342,467

		90,874,028

CHEMICALS – 0.84%
Kingboard Chemical Holdings Co. Ltd.	1,795,000	5,408,602

		5,408,602

DISTRIBUTION & WHOLESALE – 6.31%
Esprit Holdings Ltd.	3,949,000	28,228,301
Li & Fung Ltd.	7,180,000	12,336,216

		40,564,517

DIVERSIFIED FINANCIAL SERVICES – 1.71%
Hong Kong Exchanges & Clearing Ltd.[1]	4,308,000	10,992,121

		10,992,121

ELECTRIC – 11.04%
CLP Holdings Ltd.	7,539,200	43,113,456
Hongkong Electric Holdings Ltd.	6,103,000	27,857,753

		70,971,209

ELECTRICAL COMPONENTS & EQUIPMENT – 0.90%
Johnson Electric Holdings Ltd.	6,103,000	5,790,657

		5,790,657

ENGINEERING & CONSTRUCTION – 2.50%
Cheung Kong Infrastructure Holdings Ltd.[1]	2,154,000	6,504,132
New World Development Co. Ltd.	9,334,800	9,575,197

		16,079,329

GAS – 4.98%
Hong Kong & China Gas Co. Ltd.	15,078,663	31,997,315

		31,997,315

HAND & MACHINE TOOLS – 1.30%
Techtronic Industries Co. Ltd.	3,590,000	8,377,580

		8,377,580

HOLDING COMPANIES – DIVERSIFIED – 20.69%
Hutchison Whampoa Ltd.[1]	9,334,800	84,381,426
Swire Pacific Ltd. Class A	3,859,000	31,543,341
Wharf Holdings Ltd. (The)	5,026,000	17,109,595

		133,034,362

LODGING – 1.01%
Shangri-La Asia Ltd.[1]	4,308,000	6,517,941

		6,517,941

MEDIA – 1.21%
SCMP Group Ltd.	2,872,000	1,307,271
Television Broadcasts Ltd.[1]	1,436,000	6,499,529

		7,806,800

REAL ESTATE – 25.38%
Cheung Kong Holdings Ltd.	6,462,000	61,727,111
Hang Lung Properties Ltd.	7,898,000	12,253,361
Henderson Land Development Co. Ltd.	2,872,000	13,477,776
Hopewell Holdings Ltd.	2,872,000	7,217,607
Hysan Development Co. Ltd.	2,872,000	6,020,810
Kerry Properties Ltd.	2,154,000	5,137,021
Sino Land Co. Ltd.[1]	4,308,000	3,838,957
Sun Hung Kai Properties Ltd.	5,744,000	53,579,685

		163,252,328

RETAIL – 0.59%
Giordano International Ltd.	5,744,000	3,792,926

		3,792,926

SEMICONDUCTORS – 0.49%
ASM Pacific Technology Ltd.[1]	718,000	3,176,115

		3,176,115

TELECOMMUNICATIONS – 2.43%
Hutchinson Telecommunications International Ltd.[2]	5,744,000	6,260,169
PCCW Ltd.[1]	14,360,576	8,562,046
SmarTone Telecommunications Holdings Ltd.	720,000	830,860

		15,653,075

TEXTILES – 0.20%
Texwinca Holdings Ltd.	1,436,000	1,307,271

		1,307,271

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 2.38%
MTR Corp. Ltd.	5,744,083	$9,132,614
Orient Overseas International Ltd.	1,436,000	6,168,108

		15,300,722

TOTAL COMMON STOCKS (Cost: $557,547,122)		642,680,746

SHORT-TERM INVESTMENTS – 16.88%

COMMERCIAL PAPER[3] – 3.96%
Amstel Funding Corp. 2.95%, 08/19/05	$217,218	214,174
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	574,845	574,615
ANZ National Bank Ltd. 2.94%, 08/15/05	261,293	257,736
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	1,156,259	1,155,325
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	574,845	573,956
Bryant Park Funding LLC 2.50%, 03/16/05	52,259	52,204
Chariot Funding LLC 2.54%, 03/21/05	522,586	521,849
Chesham Finance LLC 2.55%, 03/04/05	209,035	208,990
Corporate Asset Funding 2.55%, 03/24/05	261,293	260,867
CRC Funding LLC 2.53%, 03/11/05	130,647	130,555
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	969,095	968,020
DEPFA Bank PLC 2.28%, 05/03/05	261,293	260,253
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	1,698,406	1,695,340
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	498,192	497,652
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	2,014,894	2,012,542
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	1,213,445	1,211,216
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	653,233	652,965
Fortis Funding LLC 2.35%, 05/09/05	731,621	728,326
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	1,149,690	1,146,708
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	629,983	629,312
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	1,541,630	1,522,668
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	2,384,196	2,382,033
Kitty Hawk Funding Corp. 2.54%, 03/15/05	783,880	783,107
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	287,422	287,141
Moat Funding LLC 2.50%, 03/23/05	104,517	104,358
Nordea North America Inc. 2.74%, 07/11/05	261,293	258,668
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	816,290	815,736
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	365,810	365,345
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	1,110,386	1,108,851
Ranger Funding Co. LLC 2.54%, 03/04/05	155,401	155,369
Santander Central Hispano 2.75%, 07/08/05	653,233	646,808

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2005

Security	Principal	Value
Scaldis Capital LLC 2.75%, 07/08/05	$130,793	$129,504
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	886,244	884,946
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	872,332	872,332
UBS Finance (Delaware) 2.62%, 03/01/05	1,045,173	1,045,173
Windmill Funding Corp. 2.55%, 03/08/05	182,905	182,815
Yorktown Capital LLC 2.53%, 03/17/05	182,905	182,700

		25,480,159

FLOATING RATE NOTES[3] – 6.21%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	240,390	240,398
American Express Centurion Bank 2.58%, 01/24/06	783,880	783,880
American Express Credit Corp. 2.68%, 10/26/05	1,045,173	1,045,517
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	339,681	339,593
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	1,959,699	1,959,855
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	1,776,794	1,776,445
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	1,045,173	1,045,091
Commodore CDO Ltd. 2.55%, 12/12/05	130,647	130,647
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	1,567,759	1,567,514
DEPFA Bank PLC 2.47%, 12/15/05	522,586	522,586
Dorada Finance Inc. 2.66%, 07/29/05	433,747	433,693
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	783,879	783,871
Fifth Third Bancorp 2.57%, 02/23/06[4]	1,045,173	1,045,173
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	679,362	679,389
General Electric Capital Corp. 2.69%, 03/09/06	235,164	235,490
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	223,185	223,185
Hartford Life Global Funding Trust 2.58%, 02/15/06	522,586	522,586
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	1,567,759	1,567,758
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	2,351,638	2,351,667
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	548,716	548,716
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	2,142,604	2,143,152
Lothian Mortgages PLC 2.61%, 01/24/06	1,045,173	1,045,173
MetLife Funding Inc. 2.58%, 03/06/06	783,880	783,880
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	1,306,466	1,306,370
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	1,933,569	1,933,976
Norddeutsche Landesbank 2.63%, 07/27/05	522,586	522,512
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	1,567,759	1,567,759

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	$1,410,983	$1,410,983
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	287,422	287,364
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	2,665,190	2,665,319
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	1,607,998	1,607,931
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	1,567,759	1,567,760
Wells Fargo & Co. 2.56%, 03/15/06[4]	261,293	261,331
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	1,829,052	1,828,894
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	2,858,547	2,858,334
Winston Funding Ltd. 2.75%, 04/25/05	373,127	373,127

		39,966,919

MEDIUM-TERM NOTES[3] – 0.08%
CC USA Inc. 1.29%, 04/15/05[4]	522,586	522,580

		522,580

MONEY MARKET FUNDS[3] – 0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	2,398,809	2,398,809
BlackRock Temp Cash Money Market Fund	97,458	97,458
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	197,185	197,185

		2,693,452

REPURCHASE AGREEMENTS[3] – 3.17%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $11,759,052 and effective yields of 2.62% - 2.63%.[6]	11,758,192	11,758,192
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $8,623,304 and an effective yield of 2.63%.[6]	8,622,674	8,622,674

		20,380,866

TIME DEPOSITS[3] – 2.82%
Abbey National Treasury Services PLC 1.39%, 04/08/05	365,810	365,805
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	783,880	783,881
BNP Paribas (New York) 2.78% - 3.03%, 7/11/05 - 08/23/05	731,621	731,621
Credit Suisse First Boston 2.55%, 03/22/05	522,586	522,586
Deutsche Bank AG 2.51%, 03/01/05	870,282	870,282
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	1,306,466	1,306,466
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	857,042	857,038
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	3,135,518	3,135,518
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	914,526	914,526
Norddeutsche Landesbank 2.11%, 06/07/05	522,586	522,558

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2005

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$130,647	$130,647
Societe Generale 2.53%, 03/22/05	52,259	52,259
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	2,090,345	2,090,254
UBS AG 2.67%, 11/09/05	209,035	209,020
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	2,403,898	2,403,898
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	3,213,906	3,213,899

		18,110,258

U.S. GOVERNMENT AGENCY NOTES[3] – 0.22%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	626,335	625,123
Federal National Mortgage Association 2.33%, 07/22/05	783,880	776,640

		1,401,763

TOTAL SHORT-TERM INVESTMENTS (Cost: $108,555,997)		108,555,997

TOTAL INVESTMENTS IN SECURITIES – 116.81% (Cost: $666,103,119)		751,236,743
Other Assets, Less Liabilities – (16.81%)		(108,092,520)

NET ASSETS – 100.00%		$643,144,223

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.88%

AGRICULTURE – 8.28%
British American Tobacco (Malaysia) Bhd	842,800	$10,146,868
Golden Hope Plantations Bhd	2,046,800	2,046,800
Highlands & Lowlands Bhd	1,083,600	1,026,568
IOI Corp. Bhd	4,394,600	10,292,616
Kuala Lumpur Kepong Bhd	1,806,000	3,065,447

		26,578,299

AIRLINES – 1.25%
Airasia Bhd	4,996,600	2,103,832
Malaysian Airline System Bhd	1,806,000	1,910,558

		4,014,390

AUTO MANUFACTURERS – 2.45%
DRB-Hicom Bhd	2,829,400	1,600,845
Oriental Holdings Bhd	1,144,200	1,294,753
Proton Holdings Bhd	1,745,800	3,836,166
Tan Chong Motor Holdings Bhd	2,408,000	1,140,632

		7,872,396

AUTO PARTS & EQUIPMENT – 0.59%
UMW Holdings Bhd	1,444,800	1,885,844

		1,885,844

BANKS – 25.34%
AMMB Holdings Bhd	6,742,400	5,677,810
CIMB Bhd	1,204,000	1,679,263
Commerce Asset Holdings Bhd	10,595,200	12,993,061
Hong Leong Bank Bhd	3,431,400	4,876,200
Malayan Banking Bhd	11,739,000	37,997,290
Public Bank Bhd	7,224,000	15,398,526
RHB Capital Bhd	4,575,200	2,696,960

		81,319,110

BEVERAGES – 0.43%
Guinness Anchor Bhd	963,200	1,394,105

		1,394,105

BUILDING MATERIALS – 2.25%
Jaya Tiasa Holdings Bhd	541,800	456,253
Malayan Cement Bhd	8,367,800	1,827,704
OYL Industries Bhd	481,633	4,594,525
WTK Holdings Bhd	240,800	354,863

		7,233,345

CHEMICALS – 0.49%
Malaysian Oxygen Bhd	481,600	1,558,863

		1,558,863

COMMERCIAL SERVICES – 2.00%
PLUS Expressways Bhd	8,969,800	6,420,488

		6,420,488

DIVERSIFIED FINANCIAL SERVICES – 1.10%
Hong Leong Credit Bhd	1,505,000	1,695,105
OSK Holdings Bhd	2,046,800	743,312
TA Enterprise Bhd	4,816,000	1,089,937

		3,528,354

ELECTRIC – 7.28%
Malakoff Bhd	3,852,800	7,452,126
Tenaga Nasional Bhd	5,719,000	15,652,000
TIME Engineering Bhd[1]	1,926,400	261,078

		23,365,204

ELECTRONICS – 0.25%
Hong Leong Industries Bhd	662,200	801,611
Hume Industries Bhd	667	874

		802,485

ENGINEERING & CONSTRUCTION – 6.39%
Gamuda Bhd	3,973,200	5,646,126
IJM Corp. Bhd	2,287,600	2,877,560
Malaysia Airports Holdings Bhd	1,986,600	826,007
Malaysian Resources Corp. Bhd[1]	3,551,800	696,340
MMC Corp. Bhd	1,986,600	1,076,946
Road Builder (Malaysia) Holdings Bhd	2,829,100	2,159,050
Transmile Group Bhd	722,400	1,767,979
YTL Corp. Bhd	3,913,088	5,457,728

		20,507,736

ENTERTAINMENT – 7.05%
Berjaya Sports Toto Bhd	3,732,400	4,007,419
Magnum Corp. Bhd	6,140,400	3,651,922
Resorts World Bhd	3,551,800	9,440,310
Tanjong PLC	1,444,800	5,513,053

		22,612,704

ENVIRONMENTAL CONTROL – 0.24%
Puncak Niaga Holding Bhd[1]	1,023,400	762,164

		762,164

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2005

Security	Shares	Value
FOOD – 1.88%
Nestle (Malaysia) Bhd	481,600	$2,940,295
PPB Group Bhd	1,685,633	3,082,934

		6,023,229

GAS – 1.65%
Petronas Gas Bhd	2,829,400	5,286,511

		5,286,511

HOLDING COMPANIES – DIVERSIFIED – 4.80%
Mulpha International Bhd[1]	6,020,000	990,132
Multi-Purpose Holdings Bhd[1]	4,093,600	1,012,627
Sime Darby Bhd	8,488,200	13,402,421

		15,405,180

INSURANCE – 0.31%
MAA Holdings Bhd	722,400	1,007,558

		1,007,558

LODGING – 4.06%
Genting Bhd	2,528,400	13,041,221

		13,041,221

MEDIA – 2.86%
Astro All Asia Networks PLC[1]	4,153,800	6,066,734
New Straits Times Press Bhd[1]	842,800	811,749
Star Publications (Malaysia) Bhd	1,264,200	2,312,155

		9,190,638

OIL & GAS – 0.58%
Petronas Dagangan Bhd	1,806,000	1,844,021

		1,844,021

REAL ESTATE – 3.21%
Bandar Raya Developments Bhd	1,505,000	811,908
IGB Corp. Bhd	5,177,200	1,880,141
IOI Properties Bhd	481,750	988,855
KLCC Property Holdings Bhd	3,371,200	1,934,004
MK Land Holdings Bhd	2,167,200	1,134,928
SP Setia Bhd	3,010,000	3,548,632

		10,298,468

RETAIL – 0.34%
Courts Mammoth Bhd	903,000	406,350
Edaran Otomobil Nasional Bhd	541,800	672,973

		1,079,323

SEMICONDUCTORS – 1.05%
Malaysian Pacific Industries Bhd	602,000	2,281,263
Unisem (Malaysia) Bhd	1,784,700	1,075,517

		3,356,780

TELECOMMUNICATIONS – 9.06%
Maxis Communications Bhd	4,454,800	11,488,695
Telekom Malaysia Bhd	6,080,200	17,600,579

		29,089,274

TRANSPORTATION – 4.69%
Malaysia International Shipping Corp. Bhd	3,311,000	13,941,053
Malaysian Bulk Carriers Bhd	1,685,600	1,117,819

		15,058,872

TOTAL COMMON STOCKS (Cost: $257,879,678)		320,536,562
SHORT-TERM INVESTMENTS – 0.12%
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	387,128	387,128

		387,128

TOTAL SHORT-TERM INVESTMENTS (Cost: $387,128)		387,128

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $258,266,806)		320,923,690
Other Assets, Less Liabilities – 0.00%		(1,620)

NET ASSETS – 100.00%		$320,922,070

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.98%

BEVERAGES – 9.53%
Coca-Cola Femsa SA de CV ADR[1,2]	126,840	$3,259,788
Fomento Economico Mexicano SA de CV Class UBD	2,299,500	13,827,993
Grupo Continental SA	947,415	1,716,865
Grupo Modelo SA de CV Series C	2,605,050	7,961,881

		26,766,527

BUILDING MATERIALS – 11.84%
Cemex SA de CV Series CPO	4,152,435	33,240,445

		33,240,445

DIVERSIFIED FINANCIAL SERVICES – 3.24%
Grupo Financiero Banorte SA de CV Series O	1,312,500	9,086,652

		9,086,652

ENGINEERING & CONSTRUCTION – 1.26%
Grupo Aeroportuario del Sureste SA de CV ADR	110,775	3,527,076

		3,527,076

ENTERTAINMENT – 1.68%
Corporaion Interamericana de Entretenimiento SA de CV Class B1	1,634,850	4,709,217

		4,709,217

FOOD – 1.61%
Grupo Bimbo SA Series A	1,563,975	4,526,211

		4,526,211

FOREST PRODUCTS & PAPER – 3.28%
Kimberly-Clark de Mexico SA de CV Class A	2,770,845	9,205,548

		9,205,548

HOLDING COMPANIES – DIVERSIFIED – 5.65%
Alfa SA de CV Class A	1,229,130	6,925,925
Grupo Carso SA de CV Series A1	1,651,860	8,919,232

		15,845,157

HOME BUILDERS – 1.26%
Corporacion GEO SA de CV Series B1	1,407,525	3,546,810

		3,546,810

HOUSEWARES – 0.52%
Vitro SA de CV Series A	1,462,860	1,462,629

		1,462,629

MEDIA – 6.11%
Grupo Televisa SA Series CPO	4,187,190	13,529,776
TV Azteca SA de CV Series CPO[1]	6,415,500	3,632,370

		17,162,146

METAL FABRICATE & HARDWARE – 0.00%
Hylsamex SA de CV Class B1	1	4

		4

MINING – 3.44%
Grupo Mexico SA de CV Series B1	1,281,083	7,438,118
Industrias Penoles SA de CV Series CP	408,555	2,226,623

		9,664,741

REAL ESTATE – 1.54%
Consorcio Ara SA de CV1	1,165,546	4,329,389

		4,329,389

RETAIL – 7.61%
Controladora Comercial Mexicana SA de CV	2,163,000	2,369,369
Grupo Sanborns SA Series B1[1]	1,055,355	1,712,659
Organizacion Soriana SA de CV Series B	951,510	3,944,412
Wal-Mart de Mexico SA de CV Series V	3,628,800	13,344,942

		21,371,382

TELECOMMUNICATIONS – 41.41%
America Movil SA de CV Series L	21,882,000	63,919,294
America Telecom SA de CV Series A1[1]	2,143,888	6,496,367
Carso Global Telecom SA de CV Class A1[1]	3,207,015	5,811,617
Telefonos de Mexico SA de CV Series L	20,428,485	40,040,143

		116,267,421

TOTAL COMMON STOCKS (Cost: $231,847,875)		280,711,355

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.91%

COMMERCIAL PAPER[3] – 0.21%
Amstel Funding Corp. 2.95%, 08/19/05	$4,929	$4,860
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	13,045	13,040
ANZ National Bank Ltd. 2.94%, 08/15/05	5,929	5,849
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	26,239	26,217
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	13,045	13,025
Bryant Park Funding LLC 2.50%, 03/16/05	1,186	1,185
Chariot Funding LLC 2.54%, 03/21/05	11,859	11,842
Chesham Finance LLC 2.55%, 03/04/05	4,744	4,743
Corporate Asset Funding 2.55%, 03/24/05	5,929	5,920
CRC Funding LLC 2.53%, 03/11/05	2,965	2,963
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	21,991	21,967
DEPFA Bank PLC 2.28%, 05/03/05	5,929	5,906
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	38,541	38,473
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	11,305	11,293
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	45,723	45,669
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	27,536	27,485
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	14,824	14,817
Fortis Funding LLC 2.35%, 05/09/05	16,602	16,528
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	26,089	26,022
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	14,296	14,281
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	34,984	34,553
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	54,104	54,054
Kitty Hawk Funding Corp. 2.54%, 03/15/05	17,788	17,771
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	6,522	6,517
Moat Funding LLC 2.50%, 03/23/05	2,372	2,368
Nordea North America Inc. 2.74%, 07/11/05	5,929	5,870
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	18,524	18,511
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	8,301	8,291
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	25,198	25,163
Ranger Funding Co. LLC 2.54%, 03/04/05	3,526	3,526
Santander Central Hispano 2.75%, 07/08/05	14,824	14,678
Scaldis Capital LLC 2.75%, 07/08/05	2,968	2,939
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	20,111	20,082

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2005

Security	Principal	Value
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	$19,796	$19,796
UBS Finance (Delaware) 2.62%, 03/01/05	23,718	23,718
Windmill Funding Corp. 2.55%, 03/08/05	4,151	4,149
Yorktown Capital LLC 2.53%, 03/17/05	4,151	4,146

		578,217

FLOATING RATE NOTES[3] – 0.32%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	5,455	5,455
American Express Centurion Bank 2.58%, 01/24/06	17,788	17,788
American Express Credit Corp. 2.68%, 10/26/05	23,718	23,726
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	7,708	7,707
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	44,471	44,475
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	40,320	40,312
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	23,718	23,715
Commodore CDO Ltd. 2.55%, 12/12/05	2,965	2,965
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	35,577	35,571
DEPFA Bank PLC 2.47%, 12/15/05	11,859	11,859
Dorada Finance Inc. 2.66%, 07/29/05	9,843	9,842
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	17,788	17,788
Fifth Third Bancorp 2.57%, 02/23/06[4]	23,718	23,718
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	15,417	15,417
General Electric Capital Corp. 2.69%, 03/09/06	5,336	5,344
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	5,065	5,065
Hartford Life Global Funding Trust 2.58%, 02/15/06	11,859	11,859
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	35,577	35,577
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	53,365	53,365
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	12,452	12,452
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	48,621	48,635
Lothian Mortgages PLC 2.61%, 01/24/06	23,718	23,718
MetLife Funding Inc. 2.58%, 03/06/06	17,788	17,788
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	29,647	29,645
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	43,878	43,887
Norddeutsche Landesbank 2.63%, 07/27/05	11,859	11,857
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	35,577	35,577
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	32,019	32,019

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Sedna Finance Inc. 2.56% - 2.56%, 01/10/06 - 01/17/06	$6,522	$6,521
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	60,480	60,485
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	36,490	36,488
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	35,577	35,576
Wells Fargo & Co. 2.56%, 03/15/06[4]	5,929	5,930
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	41,506	41,502
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	64,868	64,864
Winston Funding Ltd. 2.75%, 04/25/05	8,467	8,467

		906,959

MEDIUM-TERM NOTES[3] – 0.00%
CC USA Inc. 1.29%, 04/15/05[4]	11,859	11,859

		11,859

MONEY MARKET FUNDS[3] – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	157,816	157,816
BlackRock Temp Cash Money Market Fund	2,212	2,212
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	4,475	4,475

		164,503

REPURCHASE AGREEMENTS[3] – 0.16%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $266,844 and effective yields of 2.62% - 2.63%.[6]	266,825	266,825
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $195,686 and an effective yield of 2.63%.[6]	195,672	195,672

		462,497

TIME DEPOSITS[3] – 0.15%
Abbey National Treasury Services PLC 1.39%, 04/08/05	8,301	8,301
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	17,788	17,788
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	16,602	16,603
Credit Suisse First Boston 2.55%, 03/22/05	11,859	11,859
Deutsche Bank AG 2.51%, 03/01/05	19,749	19,749
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	29,647	29,647
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	19,449	19,449
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	71,153	71,153
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	20,753	20,753
Norddeutsche Landesbank 2.11%, 06/07/05	11,859	11,858

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2005

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$2,965	$2,965
Societe Generale 2.53%, 03/22/05	1,186	1,186
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	47,435	47,433
UBS AG 2.67%, 11/09/05	4,744	4,743
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	54,550	54,550
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	72,932	72,933

		410,970
U.S. GOVERNMENT AGENCY NOTES[3] – 0.01%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	14,213	14,186
Federal National Mortgage Association 2.33%, 07/22/05	17,788	17,624

		31,810

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,566,815)		2,566,815

TOTAL INVESTMENTS IN SECURITIES – 100.89% (Cost: $234,414,690)		283,278,170
Other Assets, Less Liabilities – (0.89%)		(2,507,936)

NET ASSETS – 100.00%		$280,770,234

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.32%

AUSTRALIA – 65.70%
Alumina Ltd.	1,867,068	$8,937,497
Amcor Ltd.	1,410,318	8,038,591
AMP Ltd.	2,979,018	17,311,020
Ansell Ltd.	233,478	1,873,853
Aristocrat Leisure Ltd.[1]	498,456	4,261,681
Australia & New Zealand Banking Group Ltd.	2,916,018	49,469,007
Australian Gas Light Co. Ltd.	729,918	8,257,097
Australian Stock Exchange Ltd.[1]	163,674	2,690,904
Australian Wealth Management Ltd. Rights[1,2]	174,288	42,891
AXA Asia Pacific Holdings Ltd.	1,116,486	3,784,597
BHP Billiton Ltd.	5,719,140	86,898,263
BHP Steel Ltd.[1]	1,182,510	9,096,348
Boral Ltd.	934,416	4,747,431
Brambles Industries Ltd.[1]	1,555,974	9,807,567
Centro Properties Group	1,228,626	4,944,998
Coca-Cola Amatil Ltd.	825,678	5,361,699
Cochlear Ltd.[1]	89,712	2,072,440
Coles Myer Ltd.	1,857,114	14,079,278
Commonwealth Bank of Australia	2,029,860	58,381,180
Commonwealth Property Office Fund[1]	2,047,122	1,982,631
Computershare Ltd.	628,488	2,873,809
CSL Ltd.	317,016	8,065,804
CSR Ltd.	1,498,896	2,867,656
DB RREEF Trust	3,907,260	3,939,258
Foster’s Group Ltd.	3,217,788	13,308,638
Futuris Corp. Ltd.	821,520	1,343,457
Gandel Retail Trust	2,327,850	2,901,303
General Property Trust	3,217,032	9,347,058
Harvey Norman Holdings Ltd.[1]	859,194	1,889,337
Iluka Resources Ltd.	382,158	1,723,176
ING Industrial Fund	1,118,880	1,829,739
Insurance Australia Group Ltd.	2,553,768	12,974,776
Investa Property Group[1]	2,301,768	3,727,607
James Hardie Industries NV	737,478	3,530,245
John Fairfax Holdings Ltd.	1,463,490	4,925,996
Leighton Holdings Ltd.[1]	214,200	1,700,427
Lend Lease Corp Ltd.	576,450	5,674,424
Lion Nathan Ltd.	487,746	2,919,467
Macquarie Bank Ltd.	352,926	13,784,379
Macquarie Goodman Group[2]	1,670,042	5,196,990
Macquarie Infrastructure Group	3,113,712	8,997,426
Mayne Group Ltd.	1,032,192	3,294,011
Mirvac Group	1,271,214	4,561,373
National Australia Bank Ltd.[1]	2,473,128	56,542,827
Newcrest Mining Ltd.	528,696	7,239,917
OneSteel Ltd.	919,548	2,014,754
Orica Ltd.	434,826	6,713,880
Origin Energy Ltd.[1]	1,061,844	5,833,178
Origin Energy Ltd. Rights[2]	180,012	175,770
Pacific Brands Ltd.	790,524	1,631,649
PaperlinX Ltd.[1]	710,514	2,543,827
Patrick Corp. Ltd.[1]	896,616	4,363,203
Perpetual Trustees Australia Ltd.	61,236	3,028,540
Publishing & Broadcasting Ltd.	210,798	2,592,127
Qantas Airways Ltd.	1,447,866	4,172,280
QBE Insurance Group Ltd.[1]	1,182,888	14,376,636
Rinker Group Ltd.	1,510,992	13,674,311
Rio Tinto Ltd.[1]	500,094	18,770,142
Santos Ltd.	943,362	6,665,102
Sonic Healthcare Ltd.	389,466	3,744,141
Southcorp Ltd.[1]	1,012,158	3,503,267
Stockland Trust Group	2,014,740	9,212,552
Suncorp-Metway Ltd.	863,856	12,947,377
TABCORP Holdings Ltd.	819,252	11,264,291
Telstra Corp. Ltd.[1]	3,384,612	14,132,958
Toll Holdings Ltd.	388,584	4,007,122
Transurban Group[1]	859,194	4,829,064
Wesfarmers Ltd.	601,020	18,655,381
Westfield Group[1]	2,292,948	30,671,327
Westpac Banking Corp. Ltd.	2,848,734	43,216,645
WMC Resources Ltd.	1,861,146	11,214,003
Woodside Petroleum Ltd.[1]	745,038	12,881,746
Woolworths Ltd.[1]	1,666,098	20,580,152

		774,613,498

HONG KONG – 20.49%
ASM Pacific Technology Ltd.[1]	252,000	1,114,737
Bank of East Asia Ltd.	2,142,000	6,509,094

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
BOC Hong Kong Holdings Ltd.[1]	5,922,000	$11,275,806
Cathay Pacific Airways Ltd.	1,638,000	3,013,828
Cheung Kong Holdings Ltd.	2,394,000	22,868,261
Cheung Kong Infrastructure Holdings Ltd.[1]	756,000	2,282,787
CLP Holdings Ltd.	2,898,000	16,572,421
Esprit Holdings Ltd.	1,449,000	10,357,763
Giordano International Ltd.	2,268,000	1,497,625
Hang Lung Properties Ltd.	2,898,736	4,497,247
Hang Seng Bank Ltd.	1,222,200	16,767,904
Henderson Land Development Co. Ltd.	1,134,000	5,321,657
Hong Kong & China Gas Co. Ltd.	5,796,836	12,301,037
Hong Kong Exchanges & Clearing Ltd.[1]	1,764,000	4,500,952
Hongkong Electric Holdings Ltd.	2,205,000	10,064,942
Hopewell Holdings Ltd.	1,008,000	2,533,199
Hutchinson Telecommunications International Ltd.[2]	2,142,000	2,334,485
Hutchison Whampoa Ltd.	3,402,000	30,752,197
Hysan Development Co. Ltd.	1,008,000	2,113,154
Johnson Electric Holdings Ltd.	2,394,000	2,271,478
Kerry Properties Ltd.	756,000	1,802,966
Kingboard Chemical Holdings Co. Ltd.	756,000	2,277,941
Li & Fung Ltd.	2,520,000	4,329,702
MTR Corp. Ltd.	2,142,000	3,405,602
New World Development Co. Ltd.	3,654,941	3,749,066
Orient Overseas International Ltd.[1]	252,000	1,082,426
PCCW Ltd.	5,533,845	3,299,383
SCMP Group Ltd.	1,512,000	688,229
Shangri-La Asia Ltd.[1]	1,764,000	2,668,906
Sino Land Co. Ltd.[1]	1,764,000	1,571,941
SmarTone Telecommunications Holdings Ltd.	441,000	508,902
Sun Hung Kai Properties Ltd.	2,142,000	19,980,447
Swire Pacific Ltd. Class A	1,512,000	12,359,039
Techtronic Industries Co. Ltd.[1]	1,386,000	3,234,353
Television Broadcasts Ltd.	378,000	1,710,879
Texwinca Holdings Ltd.	1,008,000	917,638
Wharf Holdings Ltd. (The)	2,016,000	6,862,902
Yue Yuen Industrial Holdings Ltd.[1]	756,000	2,181,007

		241,581,903

NEW ZEALAND – 2.90%
Auckland International Airport Ltd.	390,989	2,451,939
Carter Holt Harvey Ltd.[1]	1,008,504	1,691,423
Contact Energy Ltd.[1]	453,222	2,346,475
Fisher & Paykel Appliances Holdings Ltd.[1]	383,691	900,915
Fisher & Paykel Healthcare Corp. Ltd.[1]	713,916	1,598,204
Fletcher Building Ltd.[1]	694,638	3,581,167
Independent Newspapers Ltd.	163,044	772,796
NGC Holdings Ltd.	259,434	612,941
Sky City Entertainment Group Ltd.[1]	651,924	2,438,715
Sky Network Television Ltd.[2]	149,688	758,610
Telecom Corp. of New Zealand Ltd.[1]	3,130,218	14,608,352
Tenon Ltd.[2]	70,453	238,891
Tower Ltd.[2]	419,203	599,138
Warehouse Group Ltd. (The)	226,044	692,291
Waste Management NZ Ltd.	163,926	811,642

		34,103,499

SINGAPORE – 10.23%
Allgreen Properties Ltd.	756,000	516,581
Ascendas Real Estate Investment Trust[1]	1,357,000	1,654,012
Capitaland Ltd.[1]	1,651,000	2,520,533
CapitaMall Trust Management Ltd.	1,134,000	1,410,126
Chartered Semiconductor Manufacturing Ltd.[1,2]	1,638,000	1,109,175
City Developments Ltd.	756,000	3,141,371
ComfortDelGro Corp. Ltd.	2,772,000	2,849,728
Creative Technology Ltd.[1]	88,200	1,037,040
Datacraft Asia Ltd.[2]	378,000	396,900
DBS Group Holdings Ltd.	1,764,000	16,179,999
Fraser & Neave Ltd.	252,830	2,459,118
Haw Par Corp. Ltd.	126,397	400,717
Jardine Cycle & Carriage Ltd.	126,000	907,507
Keppel Corp. Ltd.	882,000	5,130,906
Keppel Land Ltd.	630,000	969,559
Neptune Orient Lines Ltd.[1]	756,000	1,675,398
Oversea-Chinese Banking Corp. Ltd.	1,638,000	13,713,441
Overseas Union Enterprise Ltd.	126,000	585,614

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Parkway Holdings Ltd.	882,000	$912,161
SembCorp Industries Ltd.	1,512,000	1,768,475
SembCorp Logistics Ltd.	484,000	488,633
SembCorp Marine Ltd.	882,000	912,161
Singapore Airlines Ltd.[1]	882,000	6,515,436
Singapore Exchange Ltd.	1,260,000	1,481,486
Singapore Land Ltd.[1]	252,000	884,238
Singapore Post Ltd.	2,016,000	1,110,727
Singapore Press Holdings Ltd.	2,520,517	7,075,353
Singapore Technologies Engineering Ltd.	2,016,000	2,928,844
Singapore Telecommunications Ltd.	10,584,871	17,071,847
SMRT Corp. Ltd.[1]	1,008,000	564,671
STATS ChipPAC Ltd.[1,2]	1,512,000	930,777
Suntec	1,260,000	1,000,585
United Overseas Bank Ltd.	1,890,000	15,823,202
United Overseas Land Ltd.	630,000	837,699
Venture Corp. Ltd.	363,000	3,217,828
Wing Tai Holdings Ltd.	756,333	423,690

		120,605,538

TOTAL COMMON STOCKS (Cost: $918,049,638)		1,170,904,438

SHORT-TERM INVESTMENTS – 12.19%

COMMERCIAL PAPER[3] – 2.85%
Amstel Funding Corp. 2.95%, 08/19/05	$286,584	282,568
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	758,414	758,109
ANZ National Bank Ltd. 2.94%, 08/15/05	344,733	340,040
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	1,525,494	1,524,262
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	758,414	757,241
Bryant Park Funding LLC 2.50%, 03/16/05	68,947	68,875
Chariot Funding LLC 2.54%, 03/21/05	689,467	688,494
Chesham Finance LLC 2.55%, 03/04/05	275,787	275,728
Corporate Asset Funding 2.55%, 03/24/05	344,733	344,172
CRC Funding LLC 2.53%, 03/11/05	172,367	172,246
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	1,278,561	1,277,143
DEPFA Bank PLC 2.28%, 05/03/05	344,733	343,361
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	2,240,768	2,236,723
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	657,283	656,570
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	2,658,323	2,655,220
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	1,600,942	1,598,001
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	861,834	861,479
Fortis Funding LLC 2.35%, 05/09/05	965,254	960,907
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	1,516,827	1,512,892
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	831,159	830,273
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	2,033,928	2,008,910
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	3,145,555	3,142,702
Kitty Hawk Funding Corp. 2.54%, 03/15/05	1,034,200	1,033,181

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	$379,207	$378,835
Moat Funding LLC 2.50%, 03/23/05	137,893	137,683
Nordea North America Inc. 2.74%, 07/11/05	344,733	341,270
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	1,076,961	1,076,231
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	482,627	482,011
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	1,464,973	1,462,947
Ranger Funding Co. LLC 2.54%, 03/04/05	205,027	204,983
Santander Central Hispano 2.75%, 07/08/05	861,834	853,357
Scaldis Capital LLC 2.75%, 07/08/05	172,560	170,859
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	1,169,253	1,167,541
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	1,150,900	1,150,900
UBS Finance (Delaware) 2.62%, 03/01/05	1,378,934	1,378,934
Windmill Funding Corp. 2.55%, 03/08/05	241,313	241,194
Yorktown Capital LLC 2.53%, 03/17/05	241,313	241,042

		33,616,884

FLOATING RATE NOTES[3] – 4.47%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	317,155	317,165
American Express Centurion Bank 2.58%, 01/24/06	1,034,200	1,034,200
American Express Credit Corp. 2.68%, 10/26/05	1,378,934	1,379,388
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	448,154	448,038
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	2,585,501	2,585,706
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	2,344,188	2,343,728
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	1,378,934	1,378,825
Commodore CDO Ltd. 2.55%, 12/12/05	172,367	172,367
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	2,068,401	2,068,078
DEPFA Bank PLC 2.47%, 12/15/05	689,467	689,467
Dorada Finance Inc. 2.66%, 07/29/05	572,258	572,187
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	1,034,200	1,034,191
Fifth Third Bancorp 2.57%, 02/23/06[4]	1,378,934	1,378,934
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	896,307	896,344
General Electric Capital Corp. 2.69%, 03/09/06	310,260	310,691
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	294,457	294,457
Hartford Life Global Funding Trust 2.58%, 02/15/06	689,467	689,467
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	2,068,401	2,068,401

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	$3,102,601	$3,102,638
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	723,940	723,940
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	2,826,815	2,827,536
Lothian Mortgages PLC 2.61%, 01/24/06	1,378,934	1,378,934
MetLife Funding Inc. 2.58%, 03/06/06	1,034,200	1,034,200
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	1,723,667	1,723,541
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	2,551,028	2,551,566
Norddeutsche Landesbank 2.63%, 07/27/05	689,467	689,369
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	2,068,401	2,068,401
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	1,861,561	1,861,561
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	379,207	379,129
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	3,516,282	3,516,453
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	2,121,490	2,121,402
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	2,068,401	2,068,400
Wells Fargo & Co. 2.56%, 03/15/06[4]	344,733	344,783
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	2,413,134	2,412,925
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	3,771,384	3,771,103
Winston Funding Ltd. 2.75%, 04/25/05	492,279	492,279

		52,729,794

MEDIUM-TERM NOTES[3] – 0.06%
CC USA Inc. 1.29%, 04/15/05[4]	689,467	689,458

		689,458

MONEY MARKET FUNDS[3] – 0.34%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	3,664,151	3,664,151
BlackRock Temp Cash Money Market Fund	128,580	128,580
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	260,153	260,153

		4,052,884

REPURCHASE AGREEMENTS[3] – 2.28%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $15,514,140 and effective yields of 2.62% - 2.63%.[6]	$15,513,007	15,513,007
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $11,377,036 and an effective yield of 2.63%.[6]	11,376,205	11,376,205

		26,889,212

TIME DEPOSITS[3] – 2.03%
Abbey National Treasury Services PLC 1.39%, 04/08/05	482,627	482,619
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	1,034,200	1,034,202

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	$965,254	$965,254
Credit Suisse First Boston 2.55%, 03/22/05	689,467	689,467
Deutsche Bank AG 2.51%, 03/01/05	1,148,195	1,148,195
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	1,723,667	1,723,667
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	1,130,726	1,130,722
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	4,136,802	4,136,802
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	1,206,567	1,206,567
Norddeutsche Landesbank 2.11%, 06/07/05	689,467	689,430
Royal Bank of Scotland 2.54%, 03/22/05	172,367	172,367
Societe Generale 2.53%, 03/22/05	68,947	68,947
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	2,757,868	2,757,747
UBS AG 2.67%, 11/09/05	275,787	275,768
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	3,171,547	3,171,547
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	4,240,222	4,240,212

		23,893,513

U.S. GOVERNMENT AGENCY NOTES[3] – 0.16%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	826,347	824,747
Federal National Mortgage Association 2.33%, 07/22/05	1,034,200	1,024,649

		1,849,396

TOTAL SHORT-TERM INVESTMENTS (Cost: $143,721,141)		143,721,141

TOTAL INVESTMENTS IN SECURITIES – 111.51% (Cost: $1,061,770,779)		1,314,625,579
Other Assets, Less Liabilities – (11.51%)		(135,645,324)

NET ASSETS – 100.00%		$1,178,980,255

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%

AIRLINES – 4.52%
Singapore Airlines Ltd.	1,443,000	$10,659,608

		10,659,608

BANKS – 35.49%
DBS Group Holdings Ltd.	3,230,000	29,626,643
Oversea-Chinese Banking Corp. Ltd.	2,907,000	24,337,591
United Overseas Bank Ltd.	3,553,000	29,745,945

		83,710,179

BEVERAGES – 2.66%
Fraser & Neave Ltd.	646,000	6,283,234

		6,283,234

COMPUTERS – 0.89%
Creative Technology Ltd.[1]	177,650	2,088,778

		2,088,778

DISTRIBUTION & WHOLESALE – 0.99%
Jardine Cycle & Carriage Ltd.[1]	323,000	2,326,387

		2,326,387

DIVERSIFIED FINANCIAL SERVICES – 1.93%
Singapore Exchange Ltd.	3,876,000	4,557,333

		4,557,333

ELECTRONICS – 2.43%
Venture Corp. Ltd.	646,000	5,726,492

		5,726,492

ENGINEERING & CONSTRUCTION – 4.39%
SembCorp Industries Ltd.[1]	3,230,000	3,777,894
Singapore Technologies Engineering Ltd.[1]	4,522,000	6,569,559

		10,347,453

HEALTH CARE – SERVICES – 0.85%
Parkway Holdings Ltd.	1,938,000	2,004,272

		2,004,272

HOLDING COMPANIES – DIVERSIFIED – 5.21%
Haw Par Corp. Ltd.	323,000	1,024,008
Keppel Corp. Ltd.[1]	1,938,000	11,274,031

		12,298,039

LODGING – 0.64%
Overseas Union Enterprise Ltd.	323,000	1,501,216

		1,501,216

MEDIA – 4.62%
Singapore Press Holdings Ltd.	3,884,000	10,902,792

		10,902,792

REAL ESTATE – 8.90%
Allgreen Properties Ltd.	2,261,000	1,544,960
Capitaland Ltd.[1]	3,561,000	5,436,474
City Developments Ltd.	1,615,000	6,710,733
Keppel Land Ltd.	1,292,000	1,988,365
Singapore Land Ltd.[1]	646,000	2,266,736
United Overseas Land Ltd.	1,615,000	2,147,434
Wing Tai Holdings Ltd.	1,606,000	899,665

		20,994,367

REAL ESTATE INVESTMENT TRUSTS – 3.48%
Ascendas Real Estate Investment Trust[1]	2,584,000	3,149,571
CapitaMall Trust Management Ltd.	2,261,000	2,811,548
Suntec	2,834,000	2,250,522

		8,211,641

SEMICONDUCTORS – 1.77%
Chartered Semiconductor Manufacturing Ltd.[1,2]	3,230,000	2,187,202
STATS ChipPAC Ltd.[2]	3,230,000	1,988,365

		4,175,567

SHIPBUILDING – 0.99%
SembCorp Marine Ltd.[1]	2,261,000	2,338,318

		2,338,318

TELECOMMUNICATIONS – 13.91%
Datacraft Asia Ltd.[1,2]	969,000	1,017,450
Singapore Telecommunications Ltd.	19,711,650	31,792,005

		32,809,455

TRANSPORTATION – 6.29%
ComfortDelGro Corp. Ltd.	5,814,000	5,977,026
Neptune Orient Lines Ltd.	1,615,000	3,579,058
SembCorp Logistics Ltd.[1]	969,000	978,276
Singapore Post Ltd.	4,522,000	2,491,422
SMRT Corp. Ltd.[1]	3,238,000	1,813,894

		14,839,676

TOTAL COMMON STOCKS (Cost: $189,822,966)		235,774,807

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 11.07%

COMMERCIAL PAPER[3] – 2.60%
Amstel Funding Corp. 2.95%, 08/19/05	$52,219	$51,488
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	138,193	138,138
ANZ National Bank Ltd. 2.94%, 08/15/05	62,815	61,960
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	277,965	277,741
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	138,193	137,979
Bryant Park Funding LLC 2.50%, 03/16/05	12,563	12,550
Chariot Funding LLC 2.54%, 03/21/05	125,630	125,453
Chesham Finance LLC 2.55%, 03/04/05	50,252	50,241
Corporate Asset Funding 2.55%, 03/24/05	62,815	62,713
CRC Funding LLC 2.53%, 03/11/05	31,407	31,385
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	232,970	232,712
DEPFA Bank PLC 2.28%, 05/03/05	62,815	62,565
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	408,297	407,560
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	119,765	119,636
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	484,381	483,815
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	291,712	291,176
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	157,037	156,972
Fortis Funding LLC 2.35%, 05/09/05	175,882	175,090
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	276,386	275,669
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	151,448	151,286
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	370,608	366,049
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	573,161	572,641
Kitty Hawk Funding Corp. 2.54%, 03/15/05	188,445	188,259
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	69,096	69,029
Moat Funding LLC 2.50%, 03/23/05	25,126	25,088
Nordea North America Inc. 2.74%, 07/11/05	62,815	62,184
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	196,236	196,103
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	87,941	87,828
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	266,937	266,567
Ranger Funding Co. LLC 2.54%, 03/04/05	37,359	37,351
Santander Central Hispano 2.75%, 07/08/05	157,037	155,493
Scaldis Capital LLC 2.75%, 07/08/05	31,443	31,133
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	213,053	212,741

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2005

Security	Principal	Value
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	$209,709	$209,709
UBS Finance (Delaware) 2.62%, 03/01/05	251,260	251,260
Windmill Funding Corp. 2.55%, 03/08/05	43,970	43,949
Yorktown Capital LLC 2.53%, 03/17/05	43,970	43,921

		6,125,434

FLOATING RATE NOTES[3] – 4.07%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	57,790	57,792
American Express Centurion Bank 2.58%, 01/24/06	188,445	188,445
American Express Credit Corp. 2.68%, 10/26/05	251,260	251,342
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	81,659	81,638
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	471,112	471,149
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	427,141	427,058
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	251,260	251,239
Commodore CDO Ltd. 2.55%, 12/12/05	31,407	31,407
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	376,889	376,831
DEPFA Bank PLC 2.47%, 12/15/05	125,630	125,630
Dorada Finance Inc. 2.66%, 07/29/05	104,273	104,260
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	188,445	188,444
Fifth Third Bancorp 2.57%, 02/23/06[4]	251,260	251,260
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	163,319	163,325
General Electric Capital Corp. 2.69%, 03/09/06	56,533	56,612
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	53,654	53,654
Hartford Life Global Funding Trust 2.58%, 02/15/06	125,630	125,630
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	376,889	376,890
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	565,334	565,341
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	131,911	131,911
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	515,082	515,214
Lothian Mortgages PLC 2.61%, 01/24/06	251,260	251,260
MetLife Funding Inc. 2.58%, 03/06/06	188,445	188,445
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	314,075	314,051
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	464,830	464,929
Norddeutsche Landesbank 2.63%, 07/27/05	125,630	125,612
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	376,889	376,890
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	339,201	339,200
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	69,096	69,082

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	$640,712	$640,742
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	386,563	386,548
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	376,889	376,890
Wells Fargo & Co. 2.56%, 03/15/06[4]	62,815	62,824
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	439,704	439,667
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	687,195	687,143
Winston Funding Ltd. 2.75%, 04/25/05	89,700	89,700

		9,608,055

MEDIUM-TERM NOTES[3] – 0.05%
CC USA Inc. 1.29%, 04/15/05[4]	125,630	125,628

		125,628

MONEY MARKET FUNDS[3] – 0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	579,065	579,065
BlackRock Temp Cash Money Market Fund	23,429	23,429
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	47,403	47,403

		649,897

REPURCHASE AGREEMENTS[3] – 2.08%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $2,826,877 and effective yields of 2.62% - 2.63%.[6]	2,826,673	2,826,673
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $ 2,073,044 and an effective yield of 2.63%.[6]	2,072,892	2,072,892

		4,899,565

TIME DEPOSITS[3] – 1.85%
Abbey National Treasury Services PLC 1.39%, 04/08/05	87,941	87,940
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	188,445	188,445
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	175,882	175,882
Credit Suisse First Boston 2.55%, 03/22/05	125,630	125,630
Deutsche Bank AG 2.51%, 03/01/05	209,216	209,216
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	314,075	314,075
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	206,033	206,033
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	753,779	753,780
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	219,852	219,852
Norddeutsche Landesbank 2.11%, 06/07/05	125,630	125,623
Royal Bank of Scotland 2.54%, 03/22/05	31,407	31,407
Societe Generale 2.53%, 03/22/05	12,563	12,563
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	502,519	502,498
UBS AG 2.67%, 11/09/05	50,252	50,248

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2005

Security	Principal	Value
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	$577,898	$577,898
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	772,623	772,622

		4,353,712

U.S. GOVERNMENT AGENCY NOTES[3] – 0.14%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	150,571	150,281
Federal National Mortgage Association 2.33%, 07/22/05	188,445	186,704

		336,985

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,099,276)		26,099,276

TOTAL INVESTMENTS IN SECURITIES – 111.03% (Cost: $215,922,242)		261,874,083
Other Assets, Less Liabilities – (11.03%)		(26,018,130)

NET ASSETS – 100.00%		$235,855,953

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.95%

BANKS – 16.62%
FirstRand Ltd.	3,164,832	$7,640,314
Nedcor Ltd.	205,017	2,830,944
Standard Bank Group Ltd.	1,295,675	14,369,683

		24,840,941
DIVERSIFIED FINANCIAL SERVICES – 2.08%
African Bank Investments Ltd.	481,222	1,444,899
Alexander Forbes Ltd.	326,932	657,243
Investec Ltd.	34,077	1,011,423

		3,113,565
ELECTRONICS – 0.76%
Reunert Ltd.	184,979	1,136,358

		1,136,358
ENGINEERING & CONSTRUCTION – 1.20%
Aveng Ltd.	437,895	906,764
Murray & Roberts Holdings Ltd.	337,514	888,187

		1,794,951
FOOD – 3.82%
Metoz Holdings Ltd.	1,869,194	870,885
Shoprite Holdings Ltd.	411,218	1,004,087
SPAR Group Ltd. (The)[1]	172,050	746,682
Tiger Brands Ltd.	175,861	3,089,300

		5,710,954
FOREST PRODUCTS & PAPER – 2.05%
Sappi Ltd.	226,366	3,067,145

		3,067,145
HEALTH CARE – SERVICES – 0.69%
Network Healthcare Holdings Ltd.[1]	1,185,184	1,032,809

		1,032,809
HOLDING COMPANIES – DIVERSIFIED – 8.56%
Anglovaal Industries Ltd.	332,149	874,069
Barloworld Ltd.	224,816	4,112,216
Bidvest Group Ltd.	264,106	3,445,881
Bidvest Group Ltd. Warrants (Expiring 12/8/06)[1]	17,071	57,443
Imperial Holdings Ltd.[1]	206,016	3,768,336
Tongaat-Hulett Group Ltd.	51,171	529,984

		12,787,929
HOME FURNISHINGS – 1.43%
Steinhoff International Holdings Ltd.	906,648	2,132,443

		2,132,443
INSURANCE – 13.66%
Liberty Group Ltd.	134,039	1,508,070
New Africa Capital Ltd.	650,831	1,269,081
Old Mutual PLC	4,101,720	11,169,039
Sanlam Ltd.	2,803,844	6,459,188

		20,405,378
IRON & STEEL – 1.55%
Iscor Ltd.	209,087	2,312,746

		2,312,746
MEDIA – 2.87%
Naspers Ltd.	319,510	4,292,810

		4,292,810
MINING – 14.00%
Anglo American Platinum Corp. Ltd.	68,154	2,704,967
AngloGold Ashanti Ltd.	139,157	4,994,721
Gold Fields Ltd.	361,897	4,312,126
Harmony Gold Mining Co. Ltd.	353,350	3,048,723
Impala Platinum Holdings Ltd.	66,378	5,853,126

		20,913,663
OIL & GAS – 10.15%
Sasol Ltd.	601,768	15,160,892

		15,160,892
PACKAGING & CONTAINERS – 1.62%
Consol Ltd.[1]	332,149	664,865
Nampak Ltd.	631,590	1,754,704

		2,419,569
RETAIL – 7.62%
Edgars Consolidated Stores Ltd.	48,674	2,494,574
Foschini Ltd.	218,596	1,489,609
JD Group Ltd.	173,197	1,942,659
Massmart Holdings Ltd.	194,102	1,523,997
Pick’n Pay Stores Ltd.	221,001	880,945
Truworths International Ltd.	469,012	1,408,238
Woolworths Holdings Ltd.	916,897	1,650,242

		11,390,264

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2005

Security	Shares	Value
TELECOMMUNICATIONS – 11.27%
MTN Group Ltd.	1,419,368	$11,705,093
Telkom South Africa Ltd.	262,922	5,140,432

		16,845,525

TOTAL COMMON STOCKS (Cost: $97,017,557)		149,357,942

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	86,044	86,044

		86,044

TOTAL SHORT-TERM INVESTMENTS (Cost: $86,044)		86,044

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $97,103,601)		149,443,986

Other Assets, Less Liabilities – (0.01%)		(18,878)

NET ASSETS – 100.00%		$149,425,108

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 96.89%

ADVERTISING – 0.58%
Cheil Communications Inc.	22,500	$3,722,057

		3,722,057

AGRICULTURE – 1.32%
KT&G Corp.	270,000	8,490,313

		8,490,313

AIRLINES – 0.36%
Korean Air Co. Ltd.	112,500	2,302,534

		2,302,534

AUTO MANUFACTURERS – 5.33%
Hyundai Motor Co. Ltd.	468,750	26,965,350
Kia Motors Corp.	510,000	7,195,231

		34,160,581

AUTO PARTS & EQUIPMENT – 2.88%
Hankook Tire Co. Ltd.	498,750	5,549,926
Hyundai Mobis Co.	191,256	12,883,415

		18,433,341

BANKS – 8.52%
Hana Bank	352,503	10,069,013
Kookmin Bank	873,759	40,280,594
Korea Exchange Bank[1]	472,500	4,229,732

		54,579,339

BEVERAGES – 0.41%
Hite Brewery Co. Ltd.	30,000	2,599,106

		2,599,106

CHEMICALS – 2.73%
Hanwha Chemical Corp.	123,750	1,653,689
Honam Petrochemical Corp.	56,250	3,084,948
Kumgang Korea Chemical Co. Ltd.	18,750	2,887,481
LG Chem Ltd.	142,500	6,654,247
LG Petrochemical Co. Ltd.	105,000	2,858,420
Samsung Fine Chemicals Co. Ltd.	18,750	357,675

		17,496,460

COMMERCIAL SERVICES – 0.73%
S1 Corp.	116,250	4,683,495

		4,683,495

COMPUTERS – 0.00%
Gateway Inc.[1]	7	24

		24

COSMETICS & PERSONAL CARE – 0.54%
Amorepacific Corp.	15,000	3,457,526

		3,457,526

DISTRIBUTION & WHOLESALE – 1.23%
Hyosung Corp.	5	65
Samsung Corp.	495,000	7,868,853

		7,868,918

DIVERSIFIED FINANCIAL SERVICES – 5.58%
Daewoo Securities Co. Ltd.[1]	213,750	1,507,824
Daishin Securities Co. Ltd.	120,000	2,086,438
Dongwon Financial Holding Co. Ltd.	5	76
Hyundai Securities Co. Ltd.[1]	495,000	3,737,705
LG Investment & Securities Co. Ltd.[1]	277,500	3,253,353
Samsung Securities Co.	157,500	4,561,475
Shinhan Financial Group Ltd.	697,500	20,616,617

		35,763,488

ELECTRIC – 2.96%
Korea Electric Power Corp.	693,750	18,954,918

		18,954,918

ELECTRICAL COMPONENTS & EQUIPMENT – 27.58%
LG Cable Ltd.	67,500	1,599,478
LG Electronics Inc.	330,006	25,902,110
Samsung Electronics Co. Ltd.	285,000	149,225,037

		176,726,625

ELECTRONICS – 5.77%
Daeduck Electronics Co. Ltd.	787,541	7,018,622
Samsung Electro-Mechanics Co. Ltd.	375,000	10,618,480
Samsung SDI Co. Ltd.	157,500	19,325,633

		36,962,735

ENGINEERING & CONSTRUCTION – 1.44%
Daelim Industrial Co. Ltd.	93,750	5,868,107
Daewoo Engineering & Construction Co. Ltd.	123,750	927,049
LG Engineering & Construction Co. Ltd.	86,250	2,403,689

		9,198,845

FOOD – 1.07%
Cheil Jedang Corp.	52,500	3,698,212
Nong Shim Co. Ltd.	11,252	3,186,110

		6,884,322

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2005

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.00%
GS Holdings Corp.	2	$53
LG Corp.	3	83

		136

HOME BUILDERS – 0.09%
Hyundai Development Co.	33,750	598,547

		598,547

HOUSEHOLD PRODUCTS & WARES – 0.18%
LG Household & Health Care Ltd.	33,750	1,136,736

		1,136,736

INSURANCE – 1.48%
Samsung Fire & Marine Insurance Co. Ltd.	116,250	9,470,939

		9,470,939

INTERNET – 1.62%
Daum Communications Corp.[1]	52,875	1,239,791
NCsoft Corp.[1]	60,004	4,322,196
NHN Corp.[1]	54,000	4,828,614

		10,390,601

IRON & STEEL – 7.47%
POSCO	217,500	47,865,127

		47,865,127

LODGING – 0.77%
Kangwon Land Inc.[1]	386,252	4,950,473

		4,950,473

MACHINERY – DIVERSIFIED – 0.34%
Daewoo Heavy Industries & Machinery Ltd.[1]	240,000	2,174,665

		2,174,665

MANUFACTURING – 0.36%
Cheil Industries Inc.	131,250	2,334,203

		2,334,203

MINING – 0.06%
Poongsan Corp.	26,250	389,903

		389,903

OIL & GAS – 4.46%
SK Corp.	281,250	17,688,152
S-Oil Corp.	150,000	10,879,285

		28,567,437

PHARMACEUTICALS – 0.23%
Dong-A Pharmaceutical Co. Ltd.	9	300
YuHan Corp.	15,008	1,498,563

		1,498,863

RETAIL – 2.09%
Hyundai Department Store Co. Ltd.	52,500	2,477,645
Shinsegae Department Store Co. Ltd.	33,750	10,897,914

		13,375,559

SHIPBUILDING – 3.00%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	352,500	6,514,158
Hyundai Heavy Industries Co. Ltd.	165,000	8,229,508
Samsung Heavy Industries Co. Ltd.	558,750	4,496,647

		19,240,313

TELECOMMUNICATIONS – 5.06%
KT Corp.	229,380	9,480,584
KT Corp. ADR	149,250	3,431,258
SK Telecom Co. Ltd.	103,780	18,662,871
SK Telecom Co. Ltd. ADR	41,625	880,785

		32,455,498

TRANSPORTATION – 0.65%
Hanjin Shipping Co. Ltd.	138,750	4,135,619

		4,135,619

TOTAL COMMON STOCKS (Cost: $418,980,733)		620,869,246

PREFERRED STOCKS – 1.44%

AUTO MANUFACTURERS – 0.49%
Hyundai Motor Co. Ltd.	86,250	3,162,071

		3,162,071

ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
LG Electronics Inc.	138,750	6,065,574

		6,065,574

TOTAL PREFERRED STOCKS (Cost: $6,755,736)		9,227,645

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2005

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.29%

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	1,890,374	$1,890,374

		1,890,374

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,890,374)		1,890,374

TOTAL INVESTMENTS IN SECURITIES – 98.62% (Cost: $427,626,843)		631,987,265
Other Assets, Less Liabilities – 1.38%		8,841,289

NET ASSETS – 100.00%		$640,828,554

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.82%

AIRLINES – 0.47%
China Airlines	2,795,196	$1,682,336
EVA Airways Corp.[1]	4,165,274	2,212,006

		3,894,342

APPAREL – 0.56%
Pou Chen Corp.	5,440,899	4,728,171

		4,728,171

AUTO MANUFACTURERS – 0.82%
China Motor Co. Ltd.	2,720,330	3,528,462
Yulon Motor Co. Ltd.	2,742,835	3,372,266

		6,900,728

AUTO PARTS & EQUIPMENT– 0.21%
Cheng Shin Rubber Industry Co. Ltd.	1,432,661	1,793,708

		1,793,708

BANKS – 11.85%
Chang Hwa Commercial Bank Ltd.[1]	13,600,446	9,411,316
Chinatrust Financial Holding Co. Ltd.	17,680,123	21,111,444
E.Sun Financial Holding Co. Ltd.	5,440,071	4,429,797
First Financial Holding Co. Ltd.[1]	14,960,050	12,952,216
Hua Nan Financial Holdings Co. Ltd.	12,240,379	10,558,164
International Bank of Taipei	6,984,756	5,260,486
Mega Financial Holding Co. Ltd.	35,360,136	23,899,673
Taishin Financial Holdings Co. Ltd.	12,240,311	11,582,399

		99,205,495

BUILDING MATERIALS – 1.10%
Asia Cement Corp.	4,080,453	2,863,015
Taiwan Cement Corp.	5,543,513	3,604,086
Taiwan Glass Industrial Corp.	2,720,492	2,705,607

		9,172,708

CHEMICALS – 9.13%
China Synthetic Rubber Corp.[1]	236	90
Eternal Chemical Co. Ltd.	1,360,100	949,925
Formosa Chemicals & Fibre Co.	8,160,001	16,283,233
Formosa Plastic Co.	14,960,273	27,445,625
Nan Ya Plastic Corp.	19,040,571	29,048,055
Oriental Union Chemical Corp.	1,556,802	1,698,603
Taiwan Styrene Monomer Corp.	1,360,600	1,002,824

		76,428,355

COMMERCIAL SERVICES – 0.24%
Taiwan Secom Co. Ltd.	1,360,486	2,014,237

		2,014,237

COMPUTERS – 7.90%
Acer Inc.	6,800,786	11,053,740
Advantech Co. Ltd.	1,360,792	3,306,720
Arima Computer Corp.[1]	2,720,600	796,828
Benq Corp.	6,820,019	7,616,822
CMC Magnetics Corp.	9,520,400	4,443,057
Compal Electronics Inc.	10,880,914	10,471,173
Inventec Co. Ltd.	5,440,525	2,801,687
Lite-On Technology Corp.	8,160,894	8,851,694
Prodisc Technology Inc.	1,595,902	654,900
Quanta Computer Inc.	6,800,125	12,146,989
Ritek Corp.	8,160,389	2,941,627
Systex Corp.	2,796,887	1,044,219

		66,129,456

DISTRIBUTION & WHOLESALE – 0.00%
Aurora Corp.[1]	610	357

		357

DIVERSIFIED FINANCIAL SERVICES – 3.65%
Fubon Financial Holding Co. Ltd.	14,200,000	14,944,963
Polaris Securities Co. Ltd.	2,765,666	1,513,239
SinoPac Holdings Co.	12,240,641	7,564,220
Yuanta Core Pacific Securities Co. Ltd.	8,160,788	6,566,453

		30,588,875

ELECTRICAL COMPONENTS & EQUIPMENT – 2.23%
Delta Electronics Inc.	4,193,224	7,355,349
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	—
Phoenixtec Power Co. Ltd.	1,362,438	1,574,236
Tatung Co. Ltd.[1]	13,600,120	5,077,612
Walsin Lihwa Corp.[1]	9,520,779	4,657,736

		18,664,933

ELECTRONICS – 16.16%
Asustek Computer Inc.	8,160,171	23,374,806
AU Optronics Corp.	14,960,740	23,401,737
Chi Mei Optoelectronics Corp.	9,520,675	14,831,048
Chunghwa Picture Tubes Ltd.[1]	13,600,873	6,019,054
Compeq Manufacturing Co. Ltd.[1]	2,720,200	844,864

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2005

Security	Shares	Value
Elitegroup Computer Systems Co. Ltd.	1,397,215	$917,386
Gigabyte Technology Co. Ltd.	1,360,921	1,471,739
Hon Hai Precision Industry Co. Ltd.	9,520,773	44,279,102
Micro-Star International Co. Ltd.	1,435,113	983,840
Optimax Technology Corp.	1,360,000	3,830,061
Picvue Electronics Ltd.[1]	1,266,040	162,992
Quanta Display Inc.[1]	8,160,000	4,753,653
Synnex Technology International Corp.	2,720,436	4,071,460
WU’S Printed Circuit Co. Ltd.	1,382,504	660,772
Ya Hsin Industrial Co. Ltd.	2,720,347	2,591,640
Yageo Corp.[1]	8,160,100	3,138,500

		135,332,654

ENGINEERING & CONSTRUCTION – 0.27%
BES Engineering Corp.[1]	4,124,293	809,726
Continental Engineering Corp.	2,750,262	1,407,440

		2,217,166

FOOD – 0.66%
Uni-President Enterprises Co.	10,880,637	5,498,101

		5,498,101

FOREST PRODUCTS & PAPER – 0.23%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	3,592,320	1,896,171

		1,896,171

HAND & MACHINE TOOLS – 0.12%
Shihlin Electric & Engineering Corp.	1,360,080	989,308

		989,308

HOME FURNISHINGS – 0.64%
Nien Made Enterprise Co. Ltd.	1,360,560	2,233,298
Sampo Corp.	4,192,955	985,149
Teco Electric and Machinery Co. Ltd.	6,800,092	2,177,693

		5,396,140

INSURANCE – 5.18%
Cathay Financial Holding Co. Ltd.	17,681,055	35,851,512
Shin Kong Financial Holding Co. Ltd.	7,401,957	7,504,398

		43,355,910

INVESTMENT COMPANIES – 1.87%
China Development Financial Holding Co.[1]	35,360,338	15,648,685

		15,648,685

IRON & STEEL – 4.06%
China Steel Corp.	28,560,707	34,011,785
Tung Ho Steel Enterprise Corp.	216	185

		34,011,970

LEISURE TIME – 0.29%
Giant Manufacturing Co. Ltd.	1,360,914	2,409,085

		2,409,085

MANUFACTURING – 0.20%
Premier Image Technology Corp.	1,397,857	1,709,642

		1,709,642

METAL FABRICATE & HARDWARE – 0.25%
Yieh Phui Enterprise	2,896,170	2,106,644

		2,106,644
MULTIPLE UTILITIES – 0.26%
Fu Sheng Industrial Co. Ltd.	1,511,000	2,188,445

		2,188,445

OFFICE & BUSINESS EQUIPMENT – 0.21%
Kinpo Electronics Inc.	4,080,733	1,792,791

		1,792,791

REAL ESTATE – 0.29%
Cathay Real Estate Development Co. Ltd.	4,080,493	2,429,647

		2,429,647

RETAIL – 0.55%
Far Eastern Department Stores Co. Ltd.	160	90
President Chain Store Corp.	2,720,640	4,597,155

		4,597,245

SEMICONDUCTORS – 24.81%
Advanced Semiconductor Engineering Inc.[1]	12,240,727	9,652,327
Macronix International Co. Ltd.[1]	17,680,200	3,471,169
MediaTek Inc.	2,720,036	20,398,081
Realtek Semiconductor Corp.	2,720,860	3,065,018
Siliconware Precision Industries Co. Ltd.	6,800,577	6,347,497
Taiwan Semiconductor Manufacturing Co. Ltd.	66,640,717	117,967,153
United Microelectronics Corp.[1]	59,840,390	40,060,512
Via Technologies Inc.[1]	2,854,861	1,653,927

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2005

Security	Shares	Value
Winbond Electronics Corp.[1]	13,600,280	$5,121,444

		207,737,128

TELECOMMUNICATIONS – 3.44%
Accton Technology Corp.[1]	2,720,259	1,295,777
Chunghwa Telecom Co. Ltd.	6,800,000	14,007,081
D-Link Corp.	1,398,853	1,665,837
Microelectronics Technology Inc.[1]	420	176
Taiwan Cellular Corp.	8,160,920	8,799,190
Zyxel Communications Corp.	1,360,817	3,065,890

		28,833,951

TEXTILES – 1.09%
Far Eastern Textile Ltd.	8,469,807	6,378,934
Formosa Taffeta Co. Ltd.	2,720,777	1,409,865
Nien Hsing Textile Co. Ltd.	1,360,800	1,340,215

		9,129,014

TRANSPORTATION – 1.08%
Evergreen Marine Corp. Ltd.	2,808,177	2,901,271
Wan Hai Lines Ltd.	1,711,986	1,989,144
Yang Ming Marine Transport Corp.	4,190,667	4,127,274

		9,017,689

TOTAL COMMON STOCKS (Cost: $722,045,118)		835,818,751

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	561,843	561,843

		561,843

TOTAL SHORT-TERM INVESTMENTS (Cost: $561,843)		561,843

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $722,606,961)		836,380,594

Other Assets, Less Liabilities – 0.11%		939,702

NET ASSETS – 100.00%		$837,320,296

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

See notes to financial statements.

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2005

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$311,684,943	$304,604,591	$233,187,237	$4,211,874,617	$663,704,310	$257,879,678

Affiliated issuers[a]	$566,201	$1,511,654	$149,431	$51,985,534	$2,398,809	$387,128

Foreign currencies, at cost	$659,948	$—	$348,632	$4,743,569	$623,102	$88,255

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$365,863,540	$474,082,456	$313,319,056	$5,224,148,388	$748,837,934	$320,536,562
Affiliated issuers[a]	566,201	1,511,654	149,431	58,508,336	2,398,809	387,128
Foreign currencies, at value	664,345	—	353,021	4,866,391	623,158	88,255
Receivables:
Investment securities sold	1,457,550	11,467,214	1,110,934	4,884,688	—	2,541,786
Dividends and interest	2,753,160	1,204,551	286,940	10,113,810	125,526	257,227
Capital shares sold	98,738	7,582,658	—	250,488	—	1,599,701

Total Assets	371,403,534	495,848,533	315,219,382	5,302,772,101	751,985,427	325,410,659

LIABILITIES
Payables:
Investment securities purchased	1,491,757	19,066,663	928,283	12,228,117	—	4,199,893
Collateral for securities on loan (Note 5)	24,952,366	8,818,660	—	706,557,904	108,247,525	—
Investment advisory fees (Note 2)	257,633	471,440	293,097	5,069,942	593,679	288,696

Total Liabilities	26,701,756	28,356,763	1,221,380	723,855,963	108,841,204	4,488,589

NET ASSETS	$344,701,778	$467,491,770	$313,998,002	$4,578,916,138	$643,144,223	$320,922,070

Net assets consist of:
Paid-in capital	$270,863,445	$356,004,663	$196,447,127	$3,574,164,686	$568,848,438	$294,679,148
Undistributed (distributions in excess of) net investment income	(784,623)	1,072,154	45,970	488,468	(1,010,774)	(320,449)
Undistributed net realized gain (accumulated net realized loss)	20,405,518	(59,131,952)	37,367,987	(14,656,958)	(9,827,113)	(36,093,513)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	54,217,438	169,546,905	80,136,918	1,018,919,942	85,133,672	62,656,884

NET ASSETS	$344,701,778	$467,491,770	$313,998,002	$4,578,916,138	$643,144,223	$320,922,070

Shares outstanding	19,400,000	18,550,000	17,900,000	20,800,000	53,850,000	45,150,000

Net asset value per share	$17.77	$25.20	$17.54	$220.14	$11.94	$7.11

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $23,688,719, $8,519,015, $—, $677,401,361, $102,728,217 and $—, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statement of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2005

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$234,256,874	$1,058,106,628	$215,343,177	$97,017,557	$425,736,469	$722,045,118

Affiliated issuers[a]	$157,816	$3,664,151	$579,065	$86,044	$1,890,374	$561,843

Foreign currencies, at cost	$160,755	$1,905,779	$562,374	$106,276	$—	$612,912

Investments in securities, at value
(including securities on loanb) (Note 1):
Unaffiliated issuers	$283,120,354	$1,310,961,428	$261,295,018	$149,357,942	$630,096,891	$835,818,751
Affiliated issuers[a]	157,816	3,664,151	579,065	86,044	1,890,374	561,843
Foreign currencies, at value	161,407	1,918,498	563,610	108,309	—	614,954
Receivables:
Investment securities sold	4,908,565	4,487,099	2,042,023	—	3,673,353	3,545,603
Dividends and interest	495	6,894,904	77,538	36,820	9,864,393	1,005
Capital shares sold	3,223	—	44,228	—	8,605,249	—

Total Assets	288,351,860	1,327,926,080	264,601,482	149,589,115	654,130,260	840,542,156

LIABILITIES
Payables:
Investment securities purchased	4,899,726	5,296,802	2,422,165	—	12,674,692	2,332,325
Collateral for securities on loan (Note 5)	2,456,420	142,814,858	26,022,719	—	—	—
Investment advisory fees (Note 2)	225,480	834,165	76,194	164,007	627,014	889,535
Accrued expenses	—	—	224,451	—	—	—

Total Liabilities	7,581,626	148,945,825	28,745,529	164,007	13,301,706	3,221,860

NET ASSETS	$280,770,234	$1,178,980,255	$235,855,953	$149,425,108	$640,828,554	$837,320,296

Net assets consist of:
Paid-in capital	$231,440,282	$932,592,913	$210,019,314	$87,975,471	$453,018,510	$795,882,884
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(238,553)	(2,430,559)	(1,703,078)	401,183	7,951,078	(1,901,504)
Undistributed net realized gain (accumulated net realized loss)	704,361	(4,146,295)	(18,413,782)	8,706,089	(24,828,791)	(70,435,746)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	48,864,144	252,964,196	45,953,499	52,342,365	204,687,757	113,774,662

NET ASSETS	$280,770,234	$1,178,980,255	$235,855,953	$149,425,108	$640,828,554	$837,320,296

Shares outstanding	10,500,000	12,600,000	32,300,000	1,850,000	18,750,000	68,000,000

Net asset value per share	$26.74	$93.57	$7.30	$80.77	$34.18	$12.31

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $2,407,852, $135,467,890, $24,331,369, $—, $— and $—, respectively. See Note 5.

See notes to financial statements.

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

For the six months ended February 28, 2005

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends[a]	$5,822,378	$5,725,331	$2,574,618	$31,492,379	$5,742,788	$3,838,796
Dividends from affiliated issuers[b]	—	—	—	280,317	—	—
Interest from affiliated issuers[b]	1,349	12,072	1,575	60,909	2,842	5,723
Securities lending income[c]	19,583	329	—	1,583,137	99,535	—

Total investment income	5,843,310	5,737,732	2,576,193	33,416,742	5,845,165	3,844,519

EXPENSES (Note 2)
Investment advisory fees	675,692	1,156,579	952,366	11,628,703	1,592,227	763,385
Stock dividend taxes	—	—	—	256,380	—	—

Total expenses	675,692	1,156,579	952,366	11,885,083	1,592,227	763,385

Net investment income	5,167,618	4,581,153	1,623,827	21,531,659	4,252,938	3,081,134

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	442,868	942,364	(1,046,836)	4,078,571	(573,583)	(872,853)
Investments in affiliated issuers[b]	—	—	—	(367,010)	—	—
In-kind redemptions	30,505,756	—	52,334,378	7,303,135	6,385,878	—
Foreign currency transactions	77,042	157,923	53,295	(413,092)	2,620	(5,181)

Net realized gain (loss)	31,025,666	1,100,287	51,340,837	10,601,604	5,814,915	(878,034)

Net change in unrealized appreciation (depreciation) on:
Investments	35,475,346	131,261,454	18,631,796	990,654,664	48,963,021	21,993,858
Translation of assets and liabilities in foreign currencies	44,710	59,622	2,818	198,722	101	—

Net change in unrealized appreciation (depreciation)	35,520,056	131,321,076	18,634,614	990,853,386	48,963,122	21,993,858

Net realized and unrealized gain	66,545,722	132,421,363	69,975,451	1,001,454,990	54,778,037	21,115,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,713,340	$137,002,516	$71,599,278	$1,022,986,649	$59,030,975	$24,196,958

[a]	Net of foreign withholding tax of $187,034, $817,856, $454,344, $3,586,624, $— and $1,172,264, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2005

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$1,127,148	$17,108,352	$2,198,309	$1,550,211	$9,535,224	$192,360
Interest from affiliated issuers[b]	916	5,075	1,258	663	5,028	4,309
Securities lending income[c]	348	109,594	30,460	—	—	—

Total investment income	1,128,412	17,223,021	2,230,027	1,550,874	9,540,252	196,669

EXPENSES (Note 2)
Investment advisory fees	554,142	2,130,954	367,088	441,064	1,546,193	2,048,784
Custodian fees and expenses	—	—	57,235	—	—	—
Directors’ fees	—	—	4,938	—	—	—
Federal and state registration fees	—	—	4,248	—	—	—
Printing	—	—	23,500	—	—	—
MSCI license fee	—	—	98,817	—	—	—
Stock dividend taxes	—	—	—	—	15	49,389

Total expenses	554,142	2,130,954	555,826	441,064	1,546,208	2,098,173

Net investment income (loss)	574,270	15,092,067	1,674,201	1,109,810	7,994,044	(1,901,504)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	75,085	3,208,144	872,673	127,792	(2,138,728)	(10,450,033)
In-kind redemptions	7,684,373	—	—	9,434,334	—	—
Foreign currency transactions	14,130	229,717	67,066	10,194	6,739	88,853

Net realized gain (loss)	7,773,588	3,437,861	939,739	9,572,320	(2,131,989)	(10,361,180)

Net change in unrealized appreciation (depreciation) on:
Investments	56,652,194	186,964,942	25,817,065	26,083,709	154,065,317	104,677,503
Translation of assets and liabilities in foreign currencies	1,520	120,084	1,336	11,823	327,334	11,039

Net change in unrealized appreciation (depreciation)	56,653,714	187,085,026	25,818,401	26,095,532	154,392,651	104,688,542

Net realized and unrealized gain	64,427,302	190,522,887	26,758,140	35,667,852	152,260,662	94,327,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,001,572	$205,614,954	$28,432,341	$36,777,662	$160,254,706	$92,425,858

[a]	Net of foreign withholding tax of $—, $671,046, $327,772, $—, $1,884,301 and $22,945, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,167,618	$5,265,617	$4,581,153	$8,655,485	$1,623,827	$2,839,492
Net realized gain	31,025,666	9,686,425	1,100,287	45,107,732	51,340,837	93,207,203
Net change in unrealized appreciation (depreciation)	35,520,056	7,651,309	131,321,076	23,024,278	18,634,614	(24,881,737)

Net increase in net assets resulting from operations	71,713,340	22,603,351	137,002,516	76,787,495	71,599,278	71,164,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,320,851)	(4,470,639)	(8,052,116)	(5,717,313)	(3,453,495)	(4,394,348)

Total distributions to shareholders	(9,320,851)	(4,470,639)	(8,052,116)	(5,717,313)	(3,453,495)	(4,394,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,394,036	106,224,512	147,613,827	265,754,092	54,328,084	98,535,887
Cost of shares redeemed	(74,083,173)	(32,899,563)	(18,576,041)	(230,355,301)	(133,773,680)	(343,415,496)

Net increase (decrease) in net assets from capital share transactions	103,310,863	73,324,949	129,037,786	35,398,791	(79,445,596)	(244,879,609)

INCREASE (DECREASE) IN NET ASSETS	165,703,352	91,457,661	257,988,186	106,468,973	(11,299,813)	(178,108,999)
NET ASSETS:
Beginning of period	178,998,426	87,540,765	209,503,584	103,034,611	325,297,815	503,406,814

End of period	$344,701,778	$178,998,426	$467,491,770	$209,503,584	$313,998,002	$325,297,815

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(784,623)	$3,368,610	$1,072,154	$4,543,117	$45,970	$1,875,638

SHARES ISSUED AND REDEEMED:
Shares sold	10,800,000	8,000,000	7,100,000	18,600,000	3,200,000	7,200,000
Shares redeemed	(4,600,000)	(2,600,000)	(900,000)	(14,700,000)	(8,000,000)	(25,600,000)

Net increase (decrease) in shares outstanding	6,200,000	5,400,000	6,200,000	3,900,000	(4,800,000)	(18,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$21,531,659	$28,887,584	$4,252,938	$11,714,811	$3,081,134	$3,951,040
Net realized gain (loss)	10,601,604	34,568,649	5,814,915	23,540,083	(878,034)	(8,032,612)
Net change in unrealized appreciation (depreciation)	990,853,386	(1,740,338)	48,963,122	25,672,069	21,993,858	10,040,748

Net increase in net assets resulting from operations	1,022,986,649	61,715,895	59,030,975	60,926,963	24,196,958	5,959,176

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,604,575)	(4,998,228)	(14,195,028)	(6,211,899)	(6,156,574)	(2,163,298)

Total distributions to shareholders	(45,604,575)	(4,998,228)	(14,195,028)	(6,211,899)	(6,156,574)	(2,163,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,662,482,476	1,833,607,273	169,001,101	262,371,854	81,117,963	180,819,437
Cost of shares redeemed	(19,544,762)	(229,574,799)	(20,615,618)	(117,791,065)	(2,454,390)	(60,126,782)

Net increase in net assets from capital share transactions	1,642,937,714	1,604,032,474	148,385,483	144,580,789	78,663,573	120,692,655

INCREASE IN NET ASSETS	2,620,319,788	1,660,750,141	193,221,430	199,295,853	96,703,957	124,488,533

NET ASSETS:
Beginning of period	1,958,596,350	297,846,209	449,922,793	250,626,940	224,218,113	99,729,580

End of period	$4,578,916,138	$1,958,596,350	$643,144,223	$449,922,793	$320,922,070	$224,218,113

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$488,468	$24,561,384	$(1,010,774)	$8,931,316	$(320,449)	$2,754,991

SHARES ISSUED AND REDEEMED:
Shares sold	8,800,000	11,350,000	14,325,000	25,650,000	11,250,000	26,925,000
Shares redeemed	(100,000)	(1,450,000)	(1,725,000)	(12,150,000)	(375,000)	(9,300,000)

Net increase in shares outstanding	8,700,000	9,900,000	12,600,000	13,500,000	10,875,000	17,625,000

See notes to financial statements.

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$574,270	$1,426,138	$15,092,067	$19,602,876	$1,674,201	$5,623,277
Net realized gain	7,773,588	10,436,818	3,437,861	12,895,227	939,739	264,490
Net change in unrealized appreciation (depreciation)	56,653,714	(644,904)	187,085,026	43,117,628	25,818,401	23,413,442

Net increase in net assets resulting from operations	65,001,572	11,218,052	205,614,954	75,615,731	28,432,341	29,301,209

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,048,280)	(788,654)	(31,933,222)	(9,962,572)	(7,420,067)	(3,170,833)

Total distributions to shareholders	(2,048,280)	(788,654)	(31,933,222)	(9,962,572)	(7,420,067)	(3,170,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	129,895,684	228,974,858	354,048,473	424,290,639	44,797,169	49,430,368
Cost of shares redeemed	(41,701,521)	(169,936,912)	—	(61,991,273)	—	(13,716,664)

Net increase in net assets from capital share transactions	88,194,163	59,037,946	354,048,473	362,299,366	44,797,169	35,713,704

INCREASE IN NET ASSETS	151,147,455	69,467,344	527,730,205	427,952,525	65,809,443	61,844,080

NET ASSETS:
Beginning of period	129,622,779	60,155,435	651,250,050	223,297,525	170,046,510	108,202,430

End of period	$280,770,234	$129,622,779	$1,178,980,255	$651,250,050	$235,855,953	$170,046,510

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(238,553)	$1,235,457	$(2,430,559)	$14,410,596	$(1,703,078)	$4,042,788

SHARES ISSUED AND REDEEMED:
Shares sold	5,600,000	12,300,000	4,000,000	5,900,000	6,200,000	8,200,000
Shares redeemed	(1,800,000)	(9,600,000)	—	(900,000)	—	(2,200,000)

Net increase in shares outstanding	3,800,000	2,700,000	4,000,000	5,000,000	6,200,000	6,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,109,810	$1,953,405	$7,994,044	$2,173,679	$(1,901,504)	$4,688,145
Net realized gain (loss)	9,572,320	7,316,450	(2,131,989)	(14,302,124)	(10,361,180)	(20,194,826)
Net change in unrealized appreciation (depreciation)	26,095,532	13,784,731	154,392,651	4,228,087	104,688,542	(8,427,465)
Net increase (decrease) in net assets resulting from operations	36,777,662	23,054,586	160,254,706	(7,900,358)	92,425,858	(23,934,146)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,053,497)	(2,182,948)	(1,677,739)	(1,814,739)	(4,632,113)	(637,002)

Total distributions to shareholders	(2,053,497)	(2,182,948)	(1,677,739)	(1,814,739)	(4,632,113)	(637,002)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,354,912	14,747,859	179,190,611	213,845,316	375,135,441	223,498,562
Cost of shares redeemed	(7,536,175)	(24,651,115)	(12,402,726)	(43,152,032)	(15,836,967)	(43,426,617)

Net increase (decrease) in net assets from capital share transactions	21,818,737	(9,903,256)	166,787,885	170,693,284	359,298,474	180,071,945

INCREASE IN NET ASSETS	56,542,902	10,968,382	325,364,852	160,978,187	447,092,219	155,500,797

NET ASSETS:
Beginning of period	92,882,206	81,913,824	315,463,702	154,485,515	390,228,077	234,727,280

End of period	$149,425,108	$92,882,206	$640,828,554	$315,463,702	$837,320,296	$390,228,077

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$401,183	$1,344,870	$7,951,078	$1,634,773	$(1,901,504)	$4,632,113

SHARES ISSUED AND REDEEMED:
Shares sold	400,000	250,000	6,200,000	8,150,000	32,800,000	18,800,000
Shares redeemed	(100,000)	(450,000)	(500,000)	(1,800,000)	(1,400,000)	(3,950,000)

Net increase (decrease) in shares outstanding	300,000	(200,000)	5,700,000	6,350,000	31,400,000	14,850,000

See notes to financial statements.

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$13.56	$11.22	$9.36	$9.24	$9.93	$9.99

Income from investment operations:
Net investment income[a]	0.35	0.45	0.32	0.23	0.24	0.23
Net realized and unrealized gain (loss)	4.44	2.32	1.81	(0.07)	(0.71)	(0.04)

Total from investment operations	4.79	2.77	2.13	0.16	(0.47)	0.19

Less distributions from:
Net investment income	(0.58)	(0.43)	(0.27)	(0.04)	(0.20)	(0.23)
Return of capital	—	—	—	—	(0.02)	(0.02)

Total distributions	(0.58)	(0.43)	(0.27)	(0.04)	(0.22)	(0.25)

Net asset value, end of period	$17.77	$13.56	$11.22	$9.36	$9.24	$9.93

Total return	35.69%[b]	24.95%	23.33%	1.74%	(4.77)%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$344,702	$178,998	$87,541	$76,731	$57,312	$61,574
Ratio of expenses to average net assets[c]	0.58%	0.79%	0.84%	0.84%	0.84%	0.95%
Ratio of net investment income to average net assets[c]	4.46%	3.37%	3.21%	2.47%	2.54%	2.22%
Portfolio turnover rate[d]	11%	9%	8%	5%	23%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 10, 2000[a] to Aug. 31, 2000
Net asset value, beginning of period	$16.96	$12.19	$8.30	$11.20	$19.25	$20.22

Income from investment operations:
Net investment income[b]	0.30	0.55	0.32	0.38	0.68	0.02
Net realized and unrealized gain (loss)	8.40	4.49	3.68	(3.28)	(8.09)	(0.63)

Total from investment operations	8.70	5.04	4.00	(2.90)	(7.41)	(0.61)

Less distributions from:
Net investment income	(0.46)	(0.27)	(0.11)	—	(0.56)	(0.02)
Net realized gain	—	—	—	—	—	(0.34)
Return of capital	—	—	—	—	(0.08)	—

Total distributions	(0.46)	(0.27)	(0.11)	—	(0.64)	(0.36)

Net asset value, end of period	$25.20	$16.96	$12.19	$8.30	$11.20	$19.25

Total return	51.59%[c]	41.42%	48.85%	(25.89)%	(38.52)%	(2.97)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$467,492	$209,504	$103,035	$83,788	$14,004	$18,283
Ratio of expenses to average net assets[d]	0.74%	0.96%	0.99%	0.99%	0.99%	0.99%[f]
Ratio of net investment income to average net assets[d]	2.93%	3.59%	3.59%	3.50%	4.44%	0.77%[g]
Portfolio turnover rate[e]	13%	106%	85%	103%	43%	64%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2005 would have been 6%. See Note 4.
[f]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.40%.
[g]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 0.37%.

See notes to financial statements.

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$14.33	$12.25	$9.49	$10.70	$16.94	$13.22

Income from investment operations:
Net investment income[a]	0.08	0.11	0.10	0.07	0.05	0.70
Net realized and unrealized gain (loss)	3.33	2.17	2.69	(1.27)	(5.92)	8.08

Total from investment operations	3.41	2.28	2.79	(1.20)	(5.87)	8.78

Less distributions from:
Net investment income	(0.20)	(0.20)	(0.03)	(0.01)	(0.02)	(0.55)
Net realized gain	—	—	—	—	(0.31)	(4.39)
Return of capital	—	—	—	—	(0.04)	(0.12)

Total distributions	(0.20)	(0.20)	(0.03)	(0.01)	(0.37)	(5.06)

Net asset value, end of period	$17.54	$14.33	$12.25	$9.49	$10.70	$16.94

Total return	23.86%[b]	18.70%	29.47%	(11.23)%	(34.95)%	67.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,998	$325,298	$503,407	$66,420	$28,889	$22,028
Ratio of expenses to average net assets[c]	0.58%	0.70%[e]	0.84%	0.84%	0.84%	1.17%[g]
Ratio of net investment income to average net assets[c]	0.99%	0.81%[f]	0.98%	0.70%	0.44%	4.07%[h]
Portfolio turnover rate[d]	2%	10%	10%	5%	63%	64%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.71%.
[g]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.19%.
[h]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 4.05%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Period from Apr. 7, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$161.87	$135.38	$101.25

Income from investment operations:
Net investment income[b]	1.30	3.38	0.78
Net realized and unrealized gain	59.38	23.92	33.35

Total from investment operations	60.68	27.30	34.13

Less distributions from:
Net investment income	(2.41)	(0.81)	—

Total distributions	(2.41)	(0.81)	—

Net asset value, end of period	$220.14	$161.87	$135.38

Total return	37.68%[c]	20.21%	33.72%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,578,916	$1,958,596	$297,846
Ratio of expenses to average net assets[d]	0.76%	0.76%	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[d]	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[d]	1.38%	2.10%	1.58%
Portfolio turnover rate[e]	8%	8%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$10.91	$9.03	$7.99	$8.93	$13.24	$11.83

Income from investment operations:
Net investment income[a]	0.09	0.28	0.23	0.23	0.23	0.33
Net realized and unrealized gain (loss)	1.21	1.75	0.95	(1.11)	(4.30)	1.42

Total from investment operations	1.30	2.03	1.18	(0.88)	(4.07)	1.75

Less distributions from:
Net investment income	(0.27)	(0.15)	(0.14)	(0.06)	(0.23)	(0.32)
Return of capital	—	—	—	—	(0.01)	(0.02)

Total distributions	(0.27)	(0.15)	(0.14)	(0.06)	(0.24)	(0.34)

Net asset value, end of period	$11.94	$10.91	$9.03	$7.99	$8.93	$13.24

Total return	11.93%[b]	22.69%	15.14%	(9.94)%	(30.88)%	14.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$643,144	$449,923	$250,627	$99,502	$52,946	$79,479
Ratio of expenses to average net assets[c]	0.58%	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets[c]	1.56%	2.78%	3.06%	2.56%	2.11%	2.57%
Portfolio turnover rate[d]	3%	5%	10%	15%	43%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$6.54	$5.99	$5.68	$5.11	$5.96	$5.59

Income from investment operations:
Net investment income[a]	0.08	0.13	0.10	0.08	0.06	0.05
Net realized and unrealized gain (loss)	0.65	0.52	0.30	0.52	(0.85)	0.37

Total from investment operations	0.73	0.65	0.40	0.60	(0.79)	0.42

Less distributions from:
Net investment income	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)
Return of capital	—	—	—	—	(0.00)[e]	(0.00)[e]

Total distributions	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)

Net asset value, end of period	$7.11	$6.54	$5.99	$5.68	$5.11	$5.96

Total return	11.14%[b]	11.01%	7.39%	11.82%	(13.22)%	7.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$320,922	$224,218	$99,730	$93,262	$80,877	$99,206
Ratio of expenses to average net assets[c]	0.58%	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets[c]	2.35%	1.97%	1.91%	1.53%	1.19%	0.81%
Portfolio turnover rate[d]	5%	39%	35%	37%	37%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2005 would have been 1%. See Note 4.
[e]	Rounds to less than $0.01.

See notes to financial statements.

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000

Net asset value, beginning of period	$19.35	$15.04	$13.65	$15.35	$16.72	$13.39

Income from investment operations:
Net investment income[a]	0.07	0.26	0.19	0.32	0.17	0.06
Net realized and unrealized gain (loss)	7.60	4.26	1.72	(1.95)	(1.36)	3.69

Total from investment operations	7.67	4.52	1.91	(1.63)	(1.19)	3.75

Less distributions from:
Net investment income	(0.28)	(0.21)	(0.52)	(0.07)	(0.15)	—
Net realized gain	—	—	—	—	(0.03)	(0.42)

Total distributions	(0.28)	(0.21)	(0.52)	(0.07)	(0.18)	(0.42)

Net asset value, end of period	$26.74	$19.35	$15.04	$13.65	$15.35	$16.72

Total return	39.75%[b]	30.28%	14.60%	(10.67)%	(7.02)%	28.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$280,770	$129,623	$60,155	$70,994	$46,056	$40,127
Ratio of expenses to average net assets[c]	0.58%	0.78%	0.84%	0.84%	0.84%	1.04%[e]
Ratio of net investment income to average net assets[c]	0.60%	1.40%	1.43%	2.05%	1.12%	0.35%[f]
Portfolio turnover rate[d]	6%	12%	13%	8%	34%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.04%.
[f]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.35%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002
Net asset value, beginning of period	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	1.51	2.68	1.87	1.35
Net realized and unrealized gain	19.34	12.53	8.53	1.40

Total from investment operations	20.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$93.57	$75.73	$62.03	$52.51

Total return	27.81%[c]	24.74%	20.15%	5.51%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,178,980	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.54%	3.68%	3.47%	2.87%
Portfolio turnover rate[e]	7%	8%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$6.52	$5.38	$5.01	$5.34	$7.58	$7.93

Income from investment operations:
Net investment income[a]	0.06	0.22	0.12	0.07	0.07	0.13
Net realized and unrealized gain (loss)	1.00	1.04	0.33	(0.36)	(2.16)	(0.21)

Total from investment operations	1.06	1.26	0.45	(0.29)	(2.09)	(0.08)

Less distributions from:
Net investment income	(0.28)	(0.12)	(0.08)	(0.04)	(0.07)	(0.11)
Net realized gain	—	—	—	—	(0.06)	(0.14)
Return of capital	—	—	—	—	(0.02)	(0.02)

Total distributions	(0.28)	(0.12)	(0.08)	(0.04)	(0.15)	(0.27)

Net asset value, end of period	$7.30	$6.52	$5.38	$5.01	$5.34	$7.58

Total return	16.55%[b]	23.47%	9.30%	(5.42)%	(27.89)%	(1.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$235,856	$170,047	$108,202	$88,126	$73,704	$88,719
Ratio of expenses to average net assets[c]	0.58%	0.79%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets[c]	1.75%	3.50%	2.67%	1.44%	1.15%	1.60%
Portfolio turnover rate[d]	6%	9%	14%	9%	32%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	0.66	1.23	0.89
Net realized and unrealized gain	21.40	13.24	7.20

Total from investment operations	22.06	14.47	8.09

Less distributions from:
Net investment income	(1.21)	(1.36)	—

Total distributions	(1.21)	(1.36)	—

Net asset value, end of period	$80.77	$59.92	$46.81

Total return	36.86%[c]	31.30%	20.89%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,425	$92,882	$81,914
Ratio of expenses to average net assets[d]	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[d]	1.86%	2.23%	3.86%
Portfolio turnover rate[e]	3%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from May 9, 2000[a] to Aug. 31, 2000
Net asset value, beginning of period	$24.17	$23.06	$21.17	$13.25	$18.16	$20.36

Income from investment operations:
Net investment income (loss)[b]	0.53	0.22	0.19	(0.00)[f]	0.09	(0.04)
Net realized and unrealized gain (loss)	9.58	1.13	1.70	7.92	(4.90)	(2.16)

Total from investment operations	10.11	1.35	1.89	7.92	(4.81)	(2.20)

Less distributions from:
Net investment income	(0.10)	(0.24)	—	—	(0.03)	—
Return of capital	—	—	—	—	(0.07)	—

Total distributions	(0.10)	(0.24)	—	—	(0.10)	—

Net asset value, end of period	$34.18	$24.17	$23.06	$21.17	$13.25	$18.16

Total return	41.92%[c]	5.83%	8.93%	59.77%	(26.49)%	(10.81)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$640,829	$315,464	$154,486	$96,336	$37,767	$13,622
Ratio of expenses to average net assets[d]	0.74%	0.94%	0.99%	1.00%	1.01%	0.99%[g]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[d]	0.74%	0.94%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[d]	3.83%	0.87%	0.98%	(0.01)%	0.64%	(0.63)%[h]
Portfolio turnover rate[e]	4%	29%	39%	25%	39%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2005 would have been 3%. See Note 4.
[f]	Rounds to less than $0.01.
[g]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.38%.
[h]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (1.02)%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jun. 20, 2000[a] to Aug. 31, 2000
Net asset value, beginning of period	$10.66	$10.79	$8.82	$9.01	$16.41	$19.59

Income from investment operations:
Net investment income (loss)[b]	(0.04)	0.14	0.04	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.77	(0.25)	1.93	(0.16)	(7.37)	(2.31)

Total from investment operations	1.73	(0.11)	1.97	(0.19)	(7.40)	(2.32)

Less distributions from:
Net investment income	(0.08)	(0.02)	—	—	—	(0.32)
Net realized gain	—	—	—	—	—	(0.10)
Return of capital	—	—	—	—	—	(0.44)

Total distributions	(0.08)	(0.02)	—	—	—	(0.86)

Net asset value, end of period	$12.31	$10.66	$10.79	$8.82	$9.01	$16.41

Total return	16.27%[c]	(1.10)%	22.45%	(2.11)%	(45.09)%	(12.10)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$837,320	$390,228	$234,727	$142,043	$110,786	$42,667
Ratio of expenses to average net assets[d]	0.76%	1.19%[f]	1.31%	1.33%	1.60%	1.56%[h]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[d]	0.74%	0.92%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[d]	(0.69)%	1.23%[g]	0.43%	(0.28)%	(0.23)%	(0.28)%[i]
Portfolio turnover rate[e]	6%	19%	15%	11%	30%	52%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2005 would have been 3%. See Note 4.
[f]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[g]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.21%.
[h]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 2.16%.
[i]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.89)%.

See notes to financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of                     , the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. The reclassifications had no impact on prior year net assets, net income or distributions.

SECURITY VALUATION

The securities of each Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

NOTES TO THE FINANCIAL STATEMENTS	89

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS, INCOME RECOGNITION AND EXPENSES

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company prior to December 28, 2001 were allocated to the Funds based on the ratio of average net assets of each Fund to the combined net assets of all funds offered by the Company, or other appropriate method. Other expenses, directly related to a specific fund, were charged to that fund. The expenses for the iShares MSCI Singapore Index Fund are still allocated to that Fund using this methodology. Additional details of the current expense structure may be found in Note 2.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan may levy taxes on stock dividends at rates of 16.5% and up to 20.0%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Australia	$5,429,570	$14,568,318	$(8,552,044)	$11,445,844
Brazil	4,543,117	34,654,996	(56,661,406)	(17,463,293)
Canada	1,875,638	56,305,316	(8,775,862)	49,405,092
Emerging Markets	24,561,384	25,136,070	(22,328,076)	27,369,378
Hong Kong	8,935,684	35,590,687	(15,066,533)	29,459,838
Malaysia	2,837,795	34,334,322	(28,969,579)	8,202,538
Mexico	1,235,457	(8,061,393)	(6,797,404)	(13,623,340)
Pacific ex-Japan	18,973,843	59,784,427	(6,052,660)	72,705,610
Singapore	4,608,572	17,491,740	(17,275,947)	4,824,365
South Africa	1,344,870	26,207,263	(826,661)	26,725,472
South Korea	1,634,773	43,579,808	(15,981,504)	29,233,077
Taiwan	4,632,113	(8,554,539)	(42,433,907)	(46,356,333)

For the six months ended February 28, 2005 and for the year ended August 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2005.

NOTES TO THE FINANCIAL STATEMENTS	91

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2004, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Australia	$674,889	$630,985	$1,971,994	$3,625,203	$650,082	$596,240	$8,149,393
Brazil	—	—	—	—	56,661,406	—	56,661,406
Canada	—	—	—	780,114	21,276	2,463,817	3,265,207
Emerging Markets	—	—	—	—	—	840,778	840,778
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	14,258,693
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	22,146,944
Mexico	—	—	—	1,319,032	2,329,290	3,136,170	6,784,492
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	2,892,575
Singapore	—	—	—	4,810,766	4,428,316	4,256,421	13,495,503
South Africa	—	—	—	—	—	693,601	693,601
South Korea	—	—	556,540	666,642	504,041	3,363,449	5,090,672
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	30,351,898

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”. The Funds may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

As of February 28, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Australia	$316,887,521	$49,675,676	$(133,456)	$49,542,220
Brazil	310,665,227	165,929,750	(1,000,867)	164,928,883
Canada	238,664,198	80,075,802	(5,271,513)	74,804,289
Emerging Markets	4,268,275,406	1,036,880,560	(22,499,242)	1,014,381,318
Hong Kong	667,343,833	91,310,546	(7,417,636)	83,892,910
Malaysia	265,422,422	57,812,991	(2,311,723)	55,501,268
Mexico	235,006,795	48,641,530	(370,155)	48,271,375
Pacific ex-Japan	1,068,469,578	247,429,959	(1,273,958)	246,156,001
Singapore	219,151,114	44,595,675	(1,872,706)	42,722,969
South Africa	97,354,280	53,480,208	(1,390,502)	52,089,706
South Korea	436,116,888	197,833,052	(1,962,675)	195,870,377
Taiwan	749,805,280	101,426,337	(14,851,023)	86,575,314

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of February 28, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

Prior to December 28, 2001 and pursuant to the prior investment advisory agreement, the investment advisory fee earned by and paid to BGFA with respect to each Fund was reduced by the aggregate of such Fund’s fees and expenses (subject to the exceptions in the prior sentence). BGFA also agreed to reimburse each Fund to the extent that the expenses of any Fund (subject to the same exceptions) exceeded the investment advisory fee as stated in the investment advisory fee tables below. These fee reduction and reimbursement provisions still apply to the iShares MSCI Singapore Index Fund.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of these four Funds as follows:

Investment Advisory Fee	Aggregate Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund excluding any investments in other iShares Funds, of 0.75%.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, except for the iShares MSCI Singapore Index Fund, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2005, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$19,583
Brazil	329
Emerging Markets	1,583,137
Hong Kong	99,535
Mexico	348
Pacific ex-Japan	109,594
Singapore	30,460

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended February 28, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first four months of the fiscal half-year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal half-year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of February 28, 2005, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended February 28, 2005, including income earned from these affiliated issuers and net realized gains (losses) from sales of these affiliated issuers.

iShares MSCI Index Fund Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Loss
Australia
IMMF	120	12,180	12,216	84	$84,351	$1,349	$—
Brazil
IMMF	981	50,541	50,181	1,341	1,341,371	12,072	—
Canada
IMMF	199	7,121	7,171	149	149,431	1,575	—
Emerging Markets
IMMF	5,432	222,765	222,098	6,099	6,099,281	60,909	—
iShares MSCI Malaysia Index Fund	851	345	226	970	6,955,366	143,660	(43,315)
iShares MSCI South Korea Index Fund	299	160	64	395	13,562,307	37,162	(99,906)
iShares MSCI Taiwan Index Fund	965	700	198	1,467	18,247,191	99,495	(223,789)
Hong Kong
IMMF	213	23,949	23,854	308	308,472	2,842	—
Malaysia
IMMF	394	21,977	21,984	387	387,127	5,723	—
Mexico
IMMF	85	5,607	5,582	110	110,395	916	—
Pacific ex-Japan
IMMF	308	43,161	42,563	906	906,283	5,075	—
Singapore
IMMF	87	8,529	8,539	77	76,557	1,258	—
South Africa
IMMF	58	4,150	4,122	86	86,044	663	—
South Korea
IMMF	721	21,118	19,949	1,890	1,890,374	5,028	—
Taiwan
IMMF	366	21,207	21,011	562	561,843	4,309	—

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

During the six months ended February 28, 2005, certain Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for these Funds does not include the Funds’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2005, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2005, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$25,063,425	$30,396,293
Brazil	165,992,186	40,475,318
Canada	7,575,367	11,630,042
Emerging Markets	249,541,719	255,950,602
Hong Kong	18,586,092	27,198,388
Malaysia	89,083,253	13,504,776
Mexico	10,835,577	12,161,747
Pacific ex-Japan	63,169,142	80,570,491
Singapore	11,384,968	15,280,225
South Africa	3,624,422	5,037,124
South Korea	182,258,710	18,719,568
Taiwan	389,749,167	35,690,751

In-kind transactions (see Note 4) for the six months ended February 28, 2005, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$176,534,176	$73,633,336
Canada	54,102,114	131,146,178
Emerging Markets	1,669,435,247	42,663,041
Hong Kong	168,447,399	20,585,022
Mexico	129,748,217	41,658,807
Pacific ex-Japan	351,937,894	—
Singapore	44,493,056	—
South Africa	51,609,334	29,065,671

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares	iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000	Mexico	255,000,000
Brazil	500,000,000	Pacific ex-Japan	500,000,000
Canada	340,200,000	Singapore	191,400,000
Emerging Markets	500,000,000	South Africa	200,000,000
Hong Kong	191,400,000	South Korea	200,000,000
Malaysia	127,800,000	Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of February 28, 2005, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	97

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares KLD Select SocialSM (KLD)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares GS $ InvesTop™ Corporate (LQD)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

1667-iS-0305

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-035-02005

BARCLAYS GLOBAL INVESTORS

iShares®

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS    |    FEBRUARY 28, 2005

iSHARES MSCI SERIES

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES MSCI JAPAN INDEX FUND

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of 2/28/05

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six months ended February 28, 2005, the Fund returned 9.75%, while the Index returned 10.09%.

Average Annual Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.83%	11.90%	13.79%	(5.71)%	(5.86)%	(5.21)%	(2.91)%	(2.91)%	(2.16)%

Cumulative Total Returns
Year Ended 2/28/05			Five Years Ended 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.83%	11.90%	13.79%	(25.45)%	(26.06)%	(23.47)%	(23.24)%	(23.26)%	(17.81)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
Consumer Cyclical	24.72%
Industrial	21.02
Financial	17.97
Consumer Non-Cyclical	11.45
Basic Materials	7.48
Technology	5.97
Utilities	5.18
Communications	5.10
Energy	1.04
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
Toyota Motor Corp.	5.78%
Canon Inc.	2.29
Takeda Pharmaceutical Co. Ltd.	2.22
Mitsubishi Tokyo Financial Group Inc.	2.12
Honda Motor Co. Ltd.	2.07
Mizuho Financial Group Inc.	1.88
Sony Corp.	1.83
NTT DoCoMo Inc.	1.71
Matsushita Electric Industrial Co. Ltd.	1.62
Sumitomo Mitsui Financial Group Inc.	1.50

TOTAL	23.02%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Actual	$1,000.00	$1,097.50	0.58%	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.25%
Asatsu-DK Inc.[1]	106,600	$3,209,699
Dentsu Inc.[1]	5,330	14,208,563

		17,418,262

AGRICULTURE – 0.51%
Japan Tobacco Inc.	3,198	34,959,199

		34,959,199

AIRLINES – 0.21%
All Nippon Airways Co. Ltd.[1]	2,125,000	7,906,219
Japan Airlines System Corp.[1,2]	2,132,000	6,439,852

		14,346,071

APPAREL – 0.36%
Gunze Ltd.	1,066,000	4,957,664
Onward Kashiyama Co. Ltd.	1,066,000	15,772,527
World Co. Ltd.	106,600	3,915,022

		24,645,213

AUTO MANUFACTURERS – 9.33%
Hino Motors Ltd.[1]	1,066,000	6,838,510
Honda Motor Co. Ltd.	2,665,100	143,368,759
Nissan Motors Co. Ltd.[1]	8,847,800	95,447,811
Toyota Motor Corp.	10,233,600	399,393,508

		645,048,588

AUTO PARTS & EQUIPMENT – 1.62%
Aisin Seiki Co. Ltd.[1]	319,800	7,237,167
Bridgestone Corp.	2,132,000	40,806,175
Denso Corp.	2,025,400	51,953,253
NOK Corp.[1]	319,800	7,942,485
Toyoda Gosei Co. Ltd.[1]	213,200	4,031,552

		111,970,632

BANKS – 9.71%
Bank of Fukuoka Ltd.[1]	2,132,000	12,920,592
Bank of Yokohama Ltd. (The)	4,264,000	26,331,841
Chiba Bank Ltd. (The)	2,132,000	13,779,240
Gunma Bank Ltd.	1,066,000	6,133,193
Joyo Bank Ltd.	3,198,000	17,142,273
Kokuhoku Financial Group Inc.	2,132,000	6,746,512
Mitsubishi Tokyo Financial Group Inc.[1]	15,990	146,276,646
Mitsui Trust Holdings Inc.[1]	2,132,000	22,611,037
Mizuho Financial Group Inc.	26,650	130,330,345
Resona Holdings Inc.[2]	14,924,000	30,625,076
77 Bank Ltd. (The)	1,066,000	7,554,049
Shinsei Bank Ltd.[1]	3,198,000	18,798,236
Shizuoka Bank Ltd. (The)	2,132,000	21,793,278
Sumitomo Mitsui Financial Group Inc.[1]	14,917	103,847,553
Sumitomo Trust & Banking Co. Ltd. (The)	4,264,000	29,398,437
UFJ Holdings Inc.[2]	13,858	76,808,016

		671,096,324

BEVERAGES – 1.01%
Asahi Breweries Ltd.	1,066,000	13,901,904
Coca-Cola West Japan Co. Ltd.	213,200	4,988,330
Ito En Ltd.[1]	106,600	5,550,539
Kirin Brewery Co. Ltd.[1]	3,198,000	32,628,585
Sapporo Breweries Ltd.[1]	1,066,000	4,947,442
Takara Holdings Inc.[1]	1,066,000	8,003,816

		70,020,616

BUILDING MATERIALS – 1.45%
Asahi Glass Co. Ltd.[1]	3,198,000	35,327,190
Daikin Industries Ltd.[1]	746,200	18,675,572
JS Group Corp.	1,066,000	19,544,440
Matsushita Electric Works Ltd.	1,066,000	9,649,556
Nippon Sheet Glass Co. Ltd.[1]	1,066,000	4,753,224
Sumitomo Osaka Cement Co. Ltd.[1]	1,066,000	2,882,601
Taiheiyo Cement Corp.	3,198,000	9,598,446

		100,431,029

CHEMICALS – 4.01%
Asahi Kasei Corp.[1]	4,264,000	22,651,925
Daicel Chemical Industries Ltd.	1,066,000	5,918,531
Dainippon Ink & Chemical Inc.	2,132,000	6,010,529
Denki Kagaku Kogyo Kabushiki Kaisha	2,132,000	7,646,047
Ishihara Sangyo Kaisha Ltd.[1]	1,066,000	2,565,719
JSR Corp.[1]	746,200	15,598,753
Kaneka Corp.	1,066,000	12,164,165
Mitsubishi Chemical Corp.	6,396,000	21,772,834
Mitsubishi Gas Chemical Co. Inc.	1,066,000	5,530,095
Mitsui Chemicals Inc.	2,132,000	12,429,937
Nippon Kayaku Co. Ltd.[1]	1,066,000	6,419,409

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
Nippon Shokubai Co. Ltd.	1,066,000	$9,956,216
Nissan Chemical Industries Ltd.	1,066,000	9,618,891
Nitto Denko Corp.[1]	533,000	29,183,775
Shin-Etsu Chemical Co. Ltd.	1,172,600	48,012,677
Showa Denko K.K.[1]	3,198,000	8,371,808
Sumitomo Bakelite Co. Ltd.[1]	1,066,000	7,012,284
Sumitomo Chemical Co. Ltd.	4,264,000	22,815,477
Taiyo Nippon Sanso Corp.[1]	1,066,000	6,654,514
Tosoh Corp.[1]	2,132,000	11,223,743
Ube Industries Ltd.[1,2]	3,198,000	6,010,528

		277,567,857

COMMERCIAL SERVICES – 1.15%
Benesse Corp.[1]	213,200	7,339,387
Dai Nippon Printing Co. Ltd.	2,132,000	36,001,841
Kamigumi Co. Ltd.	1,066,000	8,658,024
TIS Inc.[1]	106,600	4,507,897
Toppan Printing Co. Ltd.	2,132,000	22,692,813

		79,199,962

COMPUTERS – 1.40%
CSK Corp.[1]	213,200	9,649,556
Fujitsu Ltd.	6,396,000	42,196,366
Itochu Techno-Science Corp.[1]	106,600	4,068,351
Meitec Corp.[1]	106,600	3,669,694
NET One Systems Co. Ltd.[1]	2,132	6,460,296
TDK Corp.	426,400	30,952,179

		96,996,442

COSMETICS & PERSONAL CARE – 1.16%
Aderans Co. Ltd.[1]	106,600	2,529,942
Kanebo Ltd.[1,2]	214,000	2,671,794
Kao Corp.	2,132,000	50,701,060
Shiseido Co. Ltd.[1]	1,066,000	14,556,111
Uni-Charm Corp.[1]	213,200	9,506,449

		79,965,356

DISTRIBUTION & WHOLESALE – 2.41%
Itochu Corp.[2]	5,330,000	28,212,686
Marubeni Corp.	5,330,000	17,172,940
Mitsubishi Corp.[1]	4,264,000	58,265,331
Mitsui & Co. Ltd.[1]	4,264,000	43,586,556
Sumitomo Corp.	2,132,000	19,360,445

		166,597,958

DIVERSIFIED FINANCIAL SERVICES – 4.26%
ACOM Co. Ltd.	245,180	16,904,101
Aeon Credit Service Co. Ltd.[1]	106,690	7,233,047
AIFUL Corp.	159,900	18,368,912
Credit Saison Co. Ltd.[1]	533,000	18,910,678
Daiwa Securities Group Inc.	4,264,000	29,153,109
Nikko Cordial Corp.[1]	5,330,000	26,526,058
Nomura Holdings Inc.	6,396,000	88,501,971
ORIX Corp.[1]	319,800	41,644,378
Promise Co. Ltd.	319,800	22,355,487
Takefuji Corp.	351,150	25,085,750

		294,683,491

ELECTRIC – 4.29%
Chubu Electric Power Co. Inc.[1]	2,451,800	58,776,430
Electric Power Development Co. Ltd.[2]	533,000	17,070,720
Kansai Electric Power Co. Inc. (The)	2,665,000	53,282,112
Kyushu Electric Power Co. Inc.	1,599,000	34,805,869
Tohoku Electric Power Co. Inc.[1]	1,812,200	33,503,587
Tokyo Electric Power Co. Inc. (The)	4,050,800	99,439,497

		296,878,215

ELECTRICAL COMPONENTS & EQUIPMENT – 4.15%
Casio Computer Co. Ltd.[1]	1,066,000	13,973,457
Fujikura Ltd.[1]	1,066,000	5,008,774
Furukawa Electric Co. Ltd.[1,2]	2,132,000	10,978,415
Hitachi Cable Ltd.	1,066,000	4,599,895
Hitachi Ltd.	10,660,000	67,771,780
Mitsubishi Electric Corp.	6,396,000	33,671,228
SANYO Electric Co. Ltd.[1]	5,330,000	17,990,699
Sharp Corp.	3,198,000	51,120,161
Stanley Electric Co. Ltd.[1]	746,200	11,591,734
Sumitomo Electric Industries Ltd.	2,132,000	23,551,460
Toshiba Corp.[1]	10,660,000	47,021,144

		287,278,747

ELECTRONICS – 5.21%
Advantest Corp.[1]	319,800	27,814,029
Alps Electric Co. Ltd.[1]	1,066,000	16,334,737
Dainippon Screen Manufacturing Co. Ltd.[1]	1,066,000	7,094,059
Fanuc Ltd.	533,000	35,163,638
Hirose Electric Co. Ltd.[1]	106,600	11,857,506
Keyence Corp.	106,620	25,907,377

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
Kyocera Corp.	639,600	$47,961,567
Mabuchi Motor Co. Ltd.	106,600	6,756,734
Minebea Co. Ltd.[1]	1,066,000	4,886,110
Murata Manufacturing Co. Ltd.	852,800	47,266,472
NEC Corp.	6,396,000	41,644,378
NGK Insulators Ltd.[1]	1,066,000	11,162,411
Omron Corp.	852,800	19,871,544
Secom Co. Ltd.	1,066,000	44,158,987
Yokogawa Electric Corp.[1]	852,800	12,339,984

		360,219,533

ENGINEERING & CONSTRUCTION – 0.94%
Kajima Corp.[1]	3,198,000	13,217,031
Nishimatsu Construction Co. Ltd.[1]	1,066,000	4,150,127
Obayashi Corp.	2,132,000	13,554,356
Okumura Corp.[1]	1,066,000	6,736,290
Shimizu Corp.[1]	2,132,000	10,508,203
Taisei Corp.[1]	3,198,000	11,867,728
Toda Corp.	1,066,000	5,264,324

		65,298,059

ENTERTAINMENT – 0.38%
Oriental Land Co. Ltd.[1]	213,200	14,024,567
Toho Co. Ltd.[1]	746,200	12,092,611

		26,117,178

FOOD – 1.40%
Ajinomoto Co. Inc.	2,132,000	26,352,285
Ariake Japan Co. Ltd.[1]	113,330	2,711,400
Katokichi Co. Ltd.	213,200	4,375,011
Kikkoman Corp.[1]	1,066,000	11,080,635
Meiji Dairies Corp.[1]	1,066,000	6,102,527
Meiji Seika Kaisha Ltd.[1]	1,066,000	5,376,765
Nichirei Corp.[1]	1,066,000	4,139,905
Nippon Meat Packers Inc.	1,066,000	14,821,882
Nisshin Seifun Group Inc.	1,066,000	11,663,288
Nissin Food Products Co. Ltd.	319,800	8,540,471
Snow Brand Milk Products Co. Ltd.[1,2]	533,000	1,732,627

		96,896,796

FOREST PRODUCTS & PAPER – 0.50%
Nippon Paper Group Inc.	3,198	15,700,973
OJI Paper Co. Ltd.[1]	3,198,000	18,736,904

		34,437,877

GAS – 0.89%
Osaka Gas Co. Ltd.	7,462,000	22,539,483
Tokyo Gas Co. Ltd.[1]	9,594,000	38,731,112

		61,270,595

HAND & MACHINE TOOLS – 0.79%
Fuji Electric Holdings Co. Ltd.	2,132,000	6,603,404
Nidec Corp.[1]	106,600	13,012,590
SMC Corp.	213,200	26,025,181
THK Co. Ltd.[1]	426,400	9,261,121

		54,902,296

HEALTH CARE-PRODUCTS – 1.01%
Hoya Corp.	426,400	46,407,824
Terumo Corp.[1]	746,200	23,398,130

		69,805,954

HOME BUILDERS – 0.92%
Daiwa House Industry Co. Ltd.	2,132,000	24,389,663
Sekisui Chemical Co. Ltd.	2,132,000	15,864,525
Sekisui House Ltd.	2,132,000	23,571,904

		63,826,092

HOME FURNISHINGS – 3.59%
Matsushita Electric Industrial Co. Ltd.[1]	7,462,015	111,982,102
Sony Corp.[1]	3,304,600	126,435,768
Yamaha Corp.	639,600	9,659,779

		248,077,649

HOUSEWARES – 0.13%
Toto Ltd.[1]	1,066,000	9,220,233

		9,220,233

INSURANCE – 2.46%
Millea Holdings Inc.	5,330	78,198,207
Mitsui Sumitomo Insurance Co. Ltd.	4,264,000	37,984,907
Sompo Japan Insurance Inc.[1]	2,132,000	22,692,813
T&D Holdings Inc.[2]	585,950	31,240,178

		170,116,105

INTERNET – 1.49%
Rakuten Inc.	10,170	9,206,003
Softbank Corp.[1]	852,800	37,044,484
Trend Micro Inc.[1]	533,000	24,839,431
Yahoo! Japan Corp.[1,2]	6,389	32,164,022

		103,253,940

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
IRON & STEEL – 2.36%
JFE Holdings Inc.	1,812,250	$55,956,705
Kobe Steel Ltd.[1]	8,528,000	15,537,421
Nippon Steel Corp.[1]	21,320,000	58,878,650
Nisshin Steel Co. Ltd.	3,198,000	8,893,129
Sumitomo Metal Industries Ltd.	13,858,000	23,786,565

		163,052,470

LEISURE TIME – 0.42%
Namco Ltd.[1]	425,700	5,857,788
Sega Sammy Holdings Inc.[1,2]	214,000	13,420,530
Shimano Inc.	319,800	9,966,438

		29,244,756

MACHINERY - CONSTRUCTION & MINING – 0.35%
Komatsu Ltd.	3,198,000	24,042,116

		24,042,116
MACHINERY - DIVERSIFIED – 0.94%
Amada Co. Ltd.	1,066,000	7,012,284
Ebara Corp.[1]	1,066,000	4,967,886
Kubota Corp.	3,198,000	17,632,929
Sumitomo Heavy Industries Ltd.[1,2]	2,132,000	9,404,229
Toyota Industries Corp.	959,400	26,219,399

		65,236,727

MANUFACTURING – 2.33%
Fuji Photo Film Co. Ltd.	1,596,900	60,485,736
Ishikawajima-Harima Heavy Industries Co. Ltd.[1,2]	4,264,000	6,910,064
Kawasaki Heavy Industries Ltd.[1]	5,330,000	9,199,789
Konica Minolta Holdings Inc.	1,599,000	19,012,897
Mitsubishi Heavy Industries Ltd.	10,660,000	28,826,006
Nikon Corp.[1]	1,066,000	13,319,250
Olympus Corp.[1]	1,066,000	23,510,572

		161,264,314

MEDIA – 0.04%
Fuji Television Network Inc.	1,154	2,511,943

		2,511,943

METAL FABRICATE & HARDWARE – 0.26%
NSK Ltd.	2,132,000	11,305,518
NTN Corp.[1]	1,066,000	6,347,855

		17,653,373

MINING – 0.61%
Dowa Mining Co. Ltd.[1]	1,066,000	7,881,153
Mitsubishi Materials Corp.[1]	3,198,000	8,341,142
Mitsui Mining & Smelting Co. Ltd.	2,132,000	9,813,108
Sumitomo Metal Mining Co. Ltd.[1]	2,132,000	16,293,849

		42,329,252

OFFICE & BUSINESS EQUIPMENT – 3.04%
Canon Inc.	2,984,800	157,991,044
Ricoh Co. Ltd.	2,132,000	39,783,976
Seiko Epson Corp.	319,800	12,634,377

		210,409,397

OIL & GAS – 1.04%
Nippon Mining Holdings Inc.	2,132,000	12,695,709
Nippon Oil Corp.	5,330,500	39,869,492
Teikoku Oil Co. Ltd.[1]	1,066,000	8,157,146
TonenGeneral Sekiyu K.K.	1,066,000	11,101,079

		71,823,426

PACKAGING & CONTAINERS – 0.22%
Toyo Seikan Kaisha Ltd.[1]	852,800	15,022,233

		15,022,233

PHARMACEUTICALS – 5.21%
Chugai Pharmaceutical Co. Ltd.[1]	1,066,000	15,619,198
Daiichi Pharmaceutical Co. Ltd.[1]	959,400	24,793,432
Eisai Co. Ltd.[1]	959,400	32,475,255
Fujisawa Pharmaceutical Co. Ltd.	1,066,000	26,781,608
Kyowa Hakko Kogyo Co. Ltd.	1,066,000	8,146,924
Sankyo Co. Ltd.[1]	1,066,000	24,175,002
Shionogi & Co. Ltd.	1,066,000	14,239,229
Taisho Pharmaceutical Co. Ltd.[1]	1,066,000	22,181,713
Takeda Pharmaceutical Co. Ltd.	3,198,000	153,636,477
Yamanouchi Pharmaceutical Co. Ltd.[1]	1,066,000	37,923,575

		359,972,413

REAL ESTATE – 1.44%
Daito Trust Construction Co. Ltd.[1]	319,800	13,186,365
Leopalace21 Corp.	426,400	7,118,592
Mitsubishi Estate Co. Ltd.[1]	3,198,000	39,007,105
Mitsui Fudosan Co. Ltd.	2,132,000	26,556,725
Sumitomo Realty & Development Co. Ltd.[1]	1,066,000	13,666,798

		99,535,585

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares	Value
RETAIL – 3.78%
Aeon Co. Ltd.[1]	1,864,200	$29,870,817
Aoyama Trading Co. Ltd.	213,200	5,652,759
Autobacs Seven Co. Ltd.[1]	106,600	3,434,588
Citizen Watch Co. Ltd.[1]	1,066,000	9,853,996
Daimaru Inc. (The)[1]	1,066,000	9,424,673
FamilyMart Co. Ltd.[1]	213,200	6,358,076
Fast Retailing Co. Ltd.[1]	213,200	14,147,231
Isetan Co. Ltd.[1]	959,400	12,263,319
Ito-Yokado Co. Ltd.[1]	1,066,000	44,158,987
Lawson Inc.[1]	213,200	8,136,702
Marui Co. Ltd.	1,066,000	14,014,346
Mitsukoshi Ltd.[1]	1,066,000	5,356,321
Saizeriya Co. Ltd.[1]	213,290	3,341,956
Seven-Eleven Japan Co. Ltd.[1]	1,172,600	35,756,513
Shimachu Co. Ltd.[1]	213,200	5,202,992
Shimamura Co. Ltd.[1]	106,600	7,410,941
Takashimaya Co. Ltd.[1]	1,066,000	10,671,755
UNY Co. Ltd.	1,066,000	12,654,821
USS Co. Ltd.[1]	95,940	7,543,827
Yamada Denki Co. Ltd.[1]	319,800	15,946,301

		261,200,921

SEMICONDUCTORS – 1.30%
NEC Electronics Corp.[1]	106,600	5,949,197
Rohm Co. Ltd.	426,400	43,014,125
Tokyo Electron Ltd.[1]	639,652	41,157,069

		90,120,391

SHIPBUILDING – 0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	3,198,000	6,041,195

		6,041,195

SOFTWARE – 0.23%
Capcom Co. Ltd.[1]	319,800	3,222,993
Konami Corp.	319,800	7,283,166
Oracle Corp.[1]	106,600	5,274,546

		15,780,705

TELECOMMUNICATIONS – 3.32%
Nippon Telegraph & Telephone Corp.	19,188	83,350,089
NTT Data Corp.[1]	5,330	18,859,567
NTT DoCoMo Inc.	69,290	118,268,399
Oki Electric Industry Co. Ltd.[1,2]	2,132,000	9,322,453

		229,800,508

TEXTILES – 0.94%
Kuraray Co. Ltd.	1,066,000	9,731,333
Mitsubishi Rayon Co. Ltd.	2,132,000	7,625,603
Nisshinbo Industries Inc.[1]	1,066,000	8,627,358
Teijin Ltd.[1]	3,198,000	13,339,694
Toray Industries Inc.	4,264,000	20,157,760
Toyobo Co. Ltd.	2,132,000	5,417,654

		64,899,402

TOYS, GAMES & HOBBIES – 0.63%
Bandai Co. Ltd.[1]	359,399	7,685,283
Nintendo Co. Ltd.	320,500	35,650,381

		43,335,664

TRANSPORTATION – 4.29%
Central Japan Railway Co.[1]	3,198	27,599,367
East Japan Railway Co.	11,726	62,630,119
Kawasaki Kisen Kaisha Ltd.[1]	2,132,000	16,028,077
Keihin Electric Express Railway Co. Ltd.[1]	2,132,000	13,574,800
Keio Electric Railway Co. Ltd.	2,132,000	12,675,265
Kintetsu Corp.[1]	5,330,000	17,786,259
Mitsui O.S.K. Lines Ltd.[1]	3,198,000	22,018,162
Nippon Express Co. Ltd.	3,198,000	16,375,625
Nippon Yusen Kabushiki Kaisha	4,264,000	25,636,746
Seino Transportation Co. Ltd.[1]	1,066,000	10,232,210
Tobu Railway Co. Ltd.[1]	3,198,000	12,849,039
Tokyu Corp.	3,198,000	17,203,606
West Japan Railway Co.[1]	6,396	25,268,754
Yamato Transport Co. Ltd.	1,066,000	16,978,722

		296,856,751

VENTURE CAPITAL – 0.10%
JAFCO Co. Ltd.[1]	106,600	6,685,180

		6,685,180

TOTAL COMMON STOCKS (Cost: $6,090,602,809)		6,909,364,991

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 21.34%

COMMERCIAL PAPER[3] – 5.01%
Amstel Funding Corp. 2.95%, 08/19/05	$2,954,019	$2,912,626
Amsterdam Funding Corp. 2.53%, 03/01/05 - 03/10/05	7,817,498	7,814,353
ANZ National Bank Ltd. 2.94%, 08/15/05	3,553,408	3,505,028
Barton Capital Corp. 2.53% - 2.54%, 03/07/05 - 03/17/05	15,724,329	15,711,631
Blue Ridge Asset Funding Corp. 2.53%, 03/23/05	7,817,498	7,805,412
Bryant Park Funding LLC 2.50%, 03/16/05	710,682	709,941
Chariot Funding LLC 2.54%, 03/21/05	7,106,817	7,096,788
Chesham Finance LLC 2.55%, 03/04/05	2,842,727	2,842,123
Corporate Asset Funding 2.55%, 03/24/05	3,553,408	3,547,619
CRC Funding LLC 2.53%, 03/11/05	1,776,704	1,775,456
Delaware Funding Corp. 2.53% - 2.54%, 03/09/05 - 03/22/05	13,179,023	13,164,406
DEPFA Bank PLC 2.28%, 05/03/05	3,553,408	3,539,261
Edison Asset Securitization 2.26% - 2.53%, 03/07/05 - 05/04/05	23,097,154	23,055,469
Fairway Finance LLC 2.53% - 2.54%, 03/09/05 - 03/22/05	6,775,070	6,767,726
Falcon Asset Securitization Corp. 2.53% - 2.54%, 03/14/05 - 03/18/05	27,401,184	27,369,193
Ford Credit Auto Receivables 2.28% - 2.55%, 03/15/05 - 04/27/05	16,502,028	16,471,707
Ford Credit Floorplan Motown 2.54% - 2.56%, 03/04/05 - 03/18/05	8,883,521	8,879,869
Fortis Funding LLC 2.35%, 05/09/05	9,949,543	9,904,729
General Electric Capital Corp. 2.53% - 2.74%, 03/08/05 - 07/07/05	15,634,996	15,594,435
Giro Funding US Corp. 2.54%, 03/14/05 - 03/18/05	8,567,338	8,558,202
Grampian Funding LLC 2.49% - 3.00%, 03/23/05 - 08/22/05	20,965,109	20,707,232
Jupiter Securitization Corp. 2.53%, 03/03/05 - 03/22/05	32,423,429	32,394,020
Kitty Hawk Funding Corp. 2.54%, 03/15/05	10,660,225	10,649,716
Liberty Street Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/16/05	3,908,749	3,904,921
Moat Funding LLC 2.50%, 03/23/05	1,421,363	1,419,192
Nordea North America Inc. 2.74%, 07/11/05	3,553,408	3,517,708
Park Avenue Receivables Corp. 2.53%, 03/10/05 - 03/11/05	11,100,990	11,093,463
Park Granada LLC 2.55% - 2.58%, 03/18/05 - 03/21/05	4,974,772	4,968,429
Preferred Receivables Funding Corp. 2.53% - 2.54%, 03/14/05 - 03/21/05	15,100,493	15,079,616
Ranger Funding Co. LLC 2.54%, 03/04/05	2,113,354	2,112,907
Santander Central Hispano 2.75%, 07/08/05	8,883,521	8,796,140
Scaldis Capital LLC 2.75%, 07/08/05	1,778,694	1,761,166
Ticonderoga Master Funding Ltd. 2.54% - 2.57%, 03/21/05 - 03/24/05	12,052,308	12,034,655

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
Tulip Funding Corp. 2.54% - 2.55%, 03/01/05	$11,863,125	$11,863,125
UBS Finance (Delaware) 2.62%, 03/01/05	14,213,633	14,213,633
Windmill Funding Corp. 2.55%, 03/08/05	2,487,386	2,486,152
Yorktown Capital LLC 2.53%, 03/17/05	2,487,386	2,484,589

		346,512,638

FLOATING RATE NOTES[3] – 7.86%
Allstate Life Global Funding II 2.58%, 01/10/06[4]	3,269,136	3,269,246
American Express Centurion Bank 2.58%, 01/24/06	10,660,225	10,660,225
American Express Credit Corp. 2.68%, 10/26/05	14,213,633	14,218,318
Bank of Nova Scotia 2.52% - 2.57%, 09/26/05 - 01/03/06	4,619,431	4,618,240
Beta Finance Inc. 2.53% - 2.79%, 03/15/05 - 10/27/05	26,650,562	26,652,673
Canadian Imperial Bank of Commerce 2.52% - 2.61%, 09/13/05 - 12/14/05	24,163,176	24,158,438
CC USA Inc. 2.53% - 2.66%, 05/04/05 - 07/29/05	14,213,633	14,212,505
Commodore CDO Ltd. 2.55%, 12/12/05	1,776,704	1,776,704
Den Danske Bank NY 2.52% - 2.60%, 08/12/05 - 10/17/05	21,320,450	21,317,116
DEPFA Bank PLC 2.47%, 12/15/05	7,106,817	7,106,817
Dorada Finance Inc. 2.66%, 07/29/05	5,898,658	5,897,929
Fairway Finance LLC 2.55%, 03/14/05 - 06/20/05	10,660,225	10,660,117
Fifth Third Bancorp 2.57%, 02/23/06[4]	14,213,633	14,213,633
Five Finance Inc. 2.62% - 2.64%, 04/29/05 - 02/27/06	9,238,862	9,239,233
General Electric Capital Corp. 2.69%, 03/09/06	3,198,067	3,202,509
General Electric Commercial Equipment Financing LLC 2.56%, 11/20/05	3,035,170	3,035,170
Hartford Life Global Funding Trust 2.58%, 02/15/06	7,106,817	7,106,817
HBOS Treasury Services PLC 2.55% - 2.56%, 01/10/06 - 01/24/06	21,320,450	21,320,451
K2 USA LLC 2.55% - 2.64%, 06/10/05 - 02/15/06	31,980,675	31,981,046
Leafs LLC 2.60%, 01/20/06 - 02/21/06[4]	7,462,157	7,462,157
Links Finance LLC 2.54% - 2.77%, 04/15/05 - 02/06/06	29,137,948	29,145,386
Lothian Mortgages PLC 2.61%, 01/24/06	14,213,633	14,213,633
MetLife Funding Inc. 2.58%, 03/06/06	10,660,225	10,660,225
National City Bank (Ohio) 2.52% - 2.58%, 06/10/05 - 08/09/05	17,767,041	17,765,743
Nationwide Building Society 2.58% - 2.64%, 01/06/06 - 01/27/06[4]	26,295,221	26,300,762
Norddeutsche Landesbank 2.63%, 07/27/05	7,106,817	7,105,802
Northern Rock PLC 2.60% - 2.62%, 10/25/05 - 02/03/06[4]	21,320,450	21,320,450
Permanent Financing PLC 2.54% - 2.57%, 03/10/05 - 09/12/05	19,188,405	19,188,405

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Shares or Principal	Value
Sedna Finance Inc. 2.56%, 01/10/06 - 01/17/06	$3,908,749	$3,907,942
Sigma Finance Inc. 2.54% - 2.79%, 08/17/05 - 01/09/06	36,244,764	36,246,517
Tango Finance Corp. 2.55% - 2.74%, 04/07/05 - 09/15/05	21,867,675	21,866,767
Wachovia Asset Securitization Inc. 2.64%, 03/25/05	21,320,450	21,320,450
Wells Fargo & Co. 2.56%, 03/15/06[4]	3,553,408	3,553,920
WhistleJacket Capital LLC 2.45% - 2.57%, 06/15/05 - 01/17/06	24,873,858	24,871,700
White Pine Finance LLC 2.54% - 2.80%, 03/29/05 - 01/13/06	38,874,287	38,871,407
Winston Funding Ltd. 2.75%, 04/25/05	5,074,267	5,074,267

		543,522,720
MEDIUM-TERM NOTES[3] – 0.10%
CC USA Inc. 1.29%, 04/15/05[4]	7,106,817	7,106,729

		7,106,729
MONEY MARKET FUNDS[3] – 0.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[5]	31,982,217	31,982,217
BlackRock Temp Cash Money Market Fund	1,325,367	1,325,367
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	2,681,582	2,681,582

		35,989,166

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 4.01%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $159,915,054 and effective yields of 2.62% - 2.63%.[6]	$159,903,374	$159,903,374
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $117,271,040 and an effective yield of 2.63%.[6]	117,262,474	117,262,474

		277,165,848
TIME DEPOSITS[3] – 3.56%
Abbey National Treasury Services PLC 1.39%, 04/08/05	4,974,772	4,974,694
Banco Bilbao Vizcaya Argentaria SA 2.50% - 2.51%, 03/21/05 - 03/22/05	10,660,225	10,660,240
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	9,949,543	9,949,544
Credit Suisse First Boston 2.55%, 03/22/05	7,106,817	7,106,817
Deutsche Bank AG 2.51%, 03/01/05	11,835,242	11,835,242
First Tennessee Bank 2.53%, 03/14/05 - 03/21/05	17,767,041	17,767,041
HBOS Treasury Services PLC 1.24% - 2.50%, 03/22/05 - 04/01/05	11,655,179	11,655,141
Key Bank N.A. 2.51% - 2.55%, 03/01/05 - 03/18/05	42,640,899	42,640,900
Natexis Banques 2.50% - 2.98%, 03/22/05 - 08/18/05	12,436,929	12,436,929
Norddeutsche Landesbank 2.11%, 06/07/05	7,106,817	7,106,438

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES ® MSCI JAPAN INDEX FUND

February 28, 2005

Security	Principal	Value
Royal Bank of Scotland 2.54%, 03/22/05	$1,776,704	$1,776,704
Societe Generale 2.53%, 03/22/05	710,682	710,682
Toronto-Dominion Bank 1.22% - 2.66%, 03/23/05 - 11/09/05	28,427,266	28,426,020
UBS AG 2.67%, 11/09/05	2,842,727	2,842,532
Washington Mutual Bank 2.55%, 03/21/05 - 03/22/05	32,691,357	32,691,357
Wells Fargo Bank N.A. 2.52% - 2.53%, 03/17/05 - 03/22/05	43,706,922	43,706,821

		246,287,102

U.S. GOVERNMENT AGENCY NOTES[3] – 0.28%
Federal Home Loan Mortgage Corp. 1.63% - 2.06%, 04/15/05 - 05/31/05	8,517,733	8,501,249
Federal National Mortgage Association 2.33%, 07/22/05	10,660,225	10,561,773

		19,063,022

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,475,647,225)		1,475,647,225

TOTAL INVESTMENTS IN SECURITIES – 121.27% (Cost: $7,566,250,034)		8,385,012,216

Other Assets, Less Liabilities – (21.27%)		(1,470,816,737)

NET ASSETS – 100.00%		$6,914,195,479

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of these securities represent an investment of securities lending collateral. See Note 5.
[4]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2005

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,534,267,817

Affiliated issuers[a]	$31,982,217

Foreign currency, at cost	$4,502,250

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$8,353,029,999
Affiliated issuers[a]	31,982,217
Foreign currency, at value	4,565,281
Receivables:
Investment securities sold	34,024,796
Dividends and interest	3,970,339
Capital shares sold	305,225

Total Assets	8,427,877,857

LIABILITIES
Payables:
Investment securities purchased	35,333,936
Collateral for securities on loan (Note 5)	1,472,092,261
Investment advisory fees (Note 2)	6,256,181

Total Liabilities	1,513,682,378

NET ASSETS	$6,914,195,479

Net assets consist of:
Paid-in capital	$6,196,655,307
Distributions in excess of net investment income	(7,067,031)
Accumulated net realized loss	(94,199,102)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	818,806,305

NET ASSETS	$6,914,195,479

Shares outstanding	639,600,000

Net asset value per share	$10.81

[a]	The Fund’s investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market value of $1,401,598,340. See Note 5.

See notes to financial statements.

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

For the six months ended February 28, 2005

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$26,207,482
Interest from affiliated issuers[b]	25,935
Securities lending income[c]	952,489

Total investment income	27,185,906

EXPENSES (Note 2)
Investment advisory fees	17,973,433

Total expenses	17,973,433

Net investment income	9,212,473

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(12,052,224)
In-kind redemptions	35,036,341
Foreign currency transactions	1,736,787

Net realized gain	24,720,904

Net change in unrealized appreciation (depreciation) on:
Investments	554,155,994
Translation of assets and liabilities in foreign currencies	61,426

Net change in unrealized appreciation (depreciation)	554,217,420

Net realized and unrealized gain	578,938,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$588,150,797

[a]	Net of foreign withholding tax of $1,087,126.
[b]	The Fund’s investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Fund’s investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	For the six months ended February 28, 2005 (Unaudited)	For the year ended August 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,212,473	$10,691,336
Net realized gain	24,720,904	35,554,240
Net change in unrealized appreciation (depreciation)	554,217,420	309,251,117

Net increase in net assets resulting from operations	588,150,797	355,496,693

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,096,423)	(474,213)

Total distributions to shareholders	(26,096,423)	(474,213)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	597,123,165	4,011,503,336
Cost of shares redeemed	(108,313,704)	(230,049,073)

Net increase in net assets from capital share transactions	488,809,461	3,781,454,263

INCREASE IN NET ASSETS	1,050,863,835	4,136,476,743

NET ASSETS:
Beginning of period	5,863,331,644	1,726,854,901

End of period	$6,914,195,479	$5,863,331,644

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,067,031)	$9,816,919

SHARES ISSUED AND REDEEMED:
Shares sold	57,600,000	408,600,000
Shares redeemed	(10,800,000)	(24,000,000)

Net increase in shares outstanding	46,800,000	384,600,000

See notes to financial statements.

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 28, 2005 (Unaudited)	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of period	$9.89	$8.29	$7.77	$9.07	$13.82	$13.22

Income from investment operations:
Net investment income (loss)[a]	0.02	0.03	0.00 [c]	(0.01)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	0.94	1.57	0.52	(1.29)	(4.74)	1.21

Total from investment operations	0.96	1.60	0.52	(1.30)	(4.75)	1.16

Less distributions from:
Net investment income	(0.04)	(0.00)[e]	—	—	—	(0.00)[e]
Net realized gain	—	—	—	—	—	(0.53)
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.04)	(0.00)[e]	—	—	—	(0.56)

Net asset value, end of period	$10.81	$9.89	$8.29	$7.77	$9.07	$13.82

Total return	9.75%[b]	19.32%	6.69%	(14.33)%	(34.37)%	8.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,914,195	$5,863,332	$1,726,855	$666,376	$527,899	$787,790
Ratio of expenses to average net assets[c]	0.58%	0.64%[f]	0.84%	0.84%	0.84%	0.88%
Ratio of net investment income (loss) to average net assets[c]	0.30%	0.28%[g]	0.03%	(0.12)%	(0.11)%	(0.32)%
Portfolio turnover rate[d]	1%	5%	2%	2%	21%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[g]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.14%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2005, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. The reclassifications had no impact on prior year net assets, net income or distributions.

SECURITY VALUATION

The securities of the Fund are valued primarily on the basis of market prices. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of August 31, 2004, the tax year-end of the Fund, the components of distributable earnings on a tax basis consisted of undistributed ordinary income of $12,922,546, unrealized appreciation of $225,179,965 and capital and other losses of $82,616,713, for net distributable earnings of $155,485,798.

For the six months ended February 28, 2005 and for the year ended August 31, 2004, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

NOTES TO THE FINANCIAL STATEMENTS	17

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2005.

As of August 31, 2004, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148 and $5,594,562 expiring in 2009, 2010, 2011 and 2012, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”. The Fund may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

As of February 28, 2005, the cost of investments for federal income tax purposes was $7,606,280,098. Net unrealized appreciation aggregated $778,732,118, of which $908,734,710 represented gross unrealized appreciation on securities and $130,002,592 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of February 28, 2005, a portion of the cash collateral for securities on loan for the Fund was invested in repurchase agreements as disclosed in the Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the MSCI Japan Index. Under a sub-license agreement between BGI and the Fund, the fee for the use of the MSCI Japan Index is paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2005, BGI earned securities lending agent fees of $952,489.

SEI Investments Distribution Company (the “Distributor”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. The Distributor does not receive a fee from the Fund for its distribution services.

Pursuant to Rule 17a-7 under the 1940 Act, the Fund executed cross trades for the six months ended February 28, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first four months of the fiscal half-year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal half-year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively the “Master Portfolios”), respectively, which are managed by BGFA, the Fund’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Fund in shares of issuers of which BGFA is an affiliate, for the six months ended February 28, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	3,155	141,265	140,865	3,555	$3,554,964	$25,935

NOTES TO THE FINANCIAL STATEMENTS	19

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

During the six months ended February 28, 2005, the Fund invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2005, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2005, aggregated $60,979,141 and $73,338,635, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2005, aggregated $593,540,113 and $107,681,442, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. As of February 28, 2005, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the MSCI Japan Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of February 28, 2005, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Fund, based on the Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2005 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Fund’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at

1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $ InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

1667-iS-0305

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Fund’s website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Fund also discloses its complete schedules of portfolio holdings on a daily and monthly basis on the Fund’s website at www.iShares.com.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-037-02005

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: May 2, 2005

By: /s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer Date: May 2, 2005